OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 4/30

Date of reporting period: 10/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	October 31, 2014
Invesco American Value Fund
Nasdaq:
A: MSAVX ¡ B: MGAVX ¡ C: MSVCX ¡ R: MSARX ¡ Y: MSAIX ¡ R5: MSAJX ¡ R6: MSAFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.44%
Class B Shares	5.43
Class C Shares	5.03
Class R Shares	5.29
Class Y Shares	5.54
Class R5 Shares	5.61
Class R6 Shares	5.67
S&P 500 Index▼ (Broad Market Index)	8.22
Russell Midcap Value Index▼ (Style-Specific Index)	5.91
Lipper Mid-Cap Value Funds Index■ (Peer Group Index)	3.60

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco American Value Fund

Average Annual Total Returns
As of 10/31/14, including maximum applicable sales charges
Class A Shares
Inception (10/18/93)	9.89%
10 Years	9.79
5 Years	16.06
1 Year	5.55

Class B Shares
Inception (8/1/95)	9.89%
10 Years	10.22
5 Years	17.11
1 Year	6.71

Class C Shares
Inception (10/18/93)	9.39%
10 Years	9.61
5 Years	16.52
1 Year	9.85

Class R Shares
Inception (3/20/07)	7.61%
5 Years	17.08
1 Year	11.41

Class Y Shares
Inception (2/7/06)	9.32%
5 Years	17.65
1 Year	11.94

Class R5 Shares
10 Years	10.61%
5 Years	17.78
1 Year	12.06

Class R6 Shares
10 Years	10.52%
5 Years	17.59
1 Year	12.17

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any

Average Annual Total Returns
As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (10/18/93)	9.78%
10 Years	9.57
5 Years	14.49
1 Year	5.96

Class B Shares
Inception (8/1/95)	9.77%
10 Years	9.99
5 Years	15.52
1 Year	7.13

Class C Shares
Inception (10/18/93)	9.28%
10 Years	9.39
5 Years	14.94
1 Year	10.33

Class R Shares
Inception (3/20/07)	7.29%
5 Years	15.50
1 Year	11.87

Class Y Shares
Inception (2/7/06)	9.05%
5 Years	16.07
1 Year	12.41

Class R5 Shares
10 Years	10.39%
5 Years	16.19
1 Year	12.54

Class R6 Shares
10 Years	10.29%
5 Years	16.00
1 Year	12.64

applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.20%, 1.20%, 1.92%, 1.45%, 0.95%, 0.85% and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.21%, 1.21%, 1.93%, 1.46%, 0.96%, 0.86% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco American Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco American Value Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks–96.78%
Aerospace & Defense–2.46%
Textron Inc.	1,228,107	$51,003,284

Air Freight & Logistics–1.19%
UTi Worldwide, Inc.(b)	2,260,173	24,703,691

Alternative Carriers–2.84%
tw telecom inc.(b)	1,376,241	58,875,590

Apparel Retail–2.72%
Ascena Retail Group, Inc.(b)	3,249,116	40,451,494
Express, Inc.(b)	1,070,130	16,019,846
		56,471,340

Application Software–5.34%
Cadence Design Systems, Inc.(b)	2,518,071	45,199,374
Citrix Systems, Inc.(b)	1,019,057	65,454,031
		110,653,405

Asset Management & Custody Banks–3.76%
American Capital Ltd.(b)	2,115,999	31,380,265
Northern Trust Corp.	703,436	46,637,807
		78,018,072

Auto Parts & Equipment–5.00%
Dana Holding Corp.	2,078,271	42,521,425
Johnson Controls, Inc.	1,293,001	61,094,297
		103,615,722

Automotive Retail–2.14%
Advance Auto Parts, Inc.	302,135	44,401,760

Building Products–3.74%
Masco Corp.	1,526,680	33,693,828
Owens Corning Inc.	1,365,884	43,790,241
		77,484,069

Communications Equipment–2.04%
Ciena Corp.(b)	2,517,352	42,190,819

Diversified Banks–2.51%
Comerica Inc.	1,090,999	52,084,292

Diversified Chemicals–2.36%
Eastman Chemical Co.	605,364	48,901,304

Electric Utilities–2.13%
Edison International	705,089	44,124,470

Health Care Equipment–2.21%
CareFusion Corp.(b)	798,607	45,816,084

Health Care Facilities–7.40%
Brookdale Senior Living Inc.(b)	1,248,841	42,098,430
HealthSouth Corp.	1,376,030	55,495,290

	Shares	Value
Health Care Facilities–(continued)
Universal Health Services, Inc.–Class B	538,627	$55,861,006
		153,454,726

Heavy Electrical Equipment–1.89%
Babcock & Wilcox Co. (The)	1,368,176	39,129,834

Human Resource & Employment Services–1.05%
Robert Half International, Inc.	396,045	21,695,345

Industrial Machinery–7.16%
Ingersoll-Rand PLC	789,340	49,428,471
Pentair PLC (United Kingdom)	682,866	45,786,165
Snap-on Inc.	403,028	53,256,120
		148,470,756

Insurance Brokers–5.10%
Arthur J. Gallagher & Co.	646,565	30,841,151
Marsh & McLennan Cos., Inc.	813,263	44,217,109
Willis Group Holdings PLC	757,719	30,710,351
		105,768,611

Investment Banking & Brokerage–2.27%
Stifel Financial Corp.(b)	991,746	47,117,852

IT Consulting & Other Services–2.61%
Teradata Corp.(b)	1,279,925	54,166,426

Life Sciences Tools & Services–1.49%
PerkinElmer, Inc.	709,011	30,785,258

Multi-Utilities–0.97%
CenterPoint Energy, Inc.	821,259	20,161,908

Oil & Gas Equipment & Services–1.74%
AMEC PLC (United Kingdom)	2,156,451	35,952,662

Oil & Gas Exploration & Production–1.64%
Newfield Exploration Co.(b)	1,042,652	34,000,882

Oil & Gas Storage & Transportation–2.15%
Williams Cos. Inc. (The)	800,942	44,460,290

Packaged Foods & Meats–3.44%
ConAgra Foods, Inc.	2,075,431	71,291,055

Property & Casualty Insurance–3.66%
ACE Ltd.	277,509	30,331,734
FNF Group	1,524,117	45,479,651
		75,811,385

Real Estate Operating Companies–2.74%
Forest City Enterprises, Inc.–Class A(b)	2,720,937	56,840,374

Regional Banks–5.88%
BB&T Corp.	1,261,109	47,770,809
Wintrust Financial Corp.	970,514	44,954,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  American Value Fund

	Shares	Value
Regional Banks–(continued)
Zions Bancorp.	1,006,974	$29,172,037
		121,897,054

Specialty Chemicals–2.10%
W.R. Grace & Co.(b)	460,385	43,552,421

Technology Hardware, Storage & Peripherals–2.45%
Diebold, Inc.	413,818	14,661,572
NetApp, Inc.	843,895	36,118,706
		50,780,278

Trucking–0.60%
Swift Transportation Co.(b)	503,940	12,447,318
Total Common Stocks (Cost $1,658,875,722)		2,006,128,337

	Shares	Value
Money Market Funds–2.95%
Liquid Assets Portfolio–Institutional Class(c)	30,597,132	$30,597,132
Premier Portfolio–Institutional Class(c)	30,597,133	30,597,133
Total Money Market Funds (Cost $61,194,265)		61,194,265
TOTAL INVESTMENTS–99.73% (Cost $1,720,069,987)		2,067,322,602
OTHER ASSETS LESS LIABILITIES–0.27%		5,595,187
NET ASSETS–100.00%		$2,072,917,789

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Financials	25.9%
Industrials	18.1
Information Technology	12.4
Health Care	11.1
Consumer Discretionary	9.9
Energy	5.5
Materials	4.5
Consumer Staples	3.4
Utilities	3.1
Telecommunication Services	2.9
Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  American Value Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,658,875,722)	$2,006,128,337
Investments in affiliated money market funds, at value and cost	61,194,265
Total investments, at value (Cost $1,720,069,987)	2,067,322,602
Foreign currencies, at value (Cost $23)	23
Receivable for:
Investments sold	5,454,244
Fund shares sold	4,145,780
Dividends	1,361,906
Forward foreign currency contracts outstanding	208,633
Investment for trustee deferred compensation and retirement plans	165,499
Other assets	117,035
Total assets	2,078,775,722

Liabilities:
Payable for:
Investments purchased	844,943
Fund shares reacquired	3,453,659
Accrued fees to affiliates	1,281,735
Accrued trustees’ and officers’ fees and benefits	4,229
Accrued other operating expenses	84,795
Trustee deferred compensation and retirement plans	188,572
Total liabilities	5,857,933
Net assets applicable to shares outstanding	$2,072,917,789

Net assets consist of:
Shares of beneficial interest	$1,534,751,348
Undistributed net investment income	(1,188,387)
Undistributed net realized gain	191,893,580
Net unrealized appreciation	347,461,248
$2,072,917,789

Net Assets:
Class A	$1,186,041,471
Class B	$28,531,759
Class C	$118,692,768
Class R	$74,603,409
Class Y	$458,631,246
Class R5	$85,970,440
Class R6	$120,446,696

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	28,058,501
Class B	746,207
Class C	3,191,282
Class R	1,768,707
Class Y	10,808,263
Class R5	2,025,652
Class R6	2,837,541
Class A:
Net asset value per share	$42.27
Maximum offering price per share
(Net asset value of $42.27 ÷ 94.50%)	$44.73
Class B:
Net asset value and offering price per share	$38.24
Class C:
Net asset value and offering price per share	$37.19
Class R:
Net asset value and offering price per share	$42.18
Class Y:
Net asset value and offering price per share	$42.43
Class R5:
Net asset value and offering price per share	$42.44
Class R6:
Net asset value and offering price per share	$42.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  American Value Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends	$12,498,733
Dividends from affiliated money market funds	20,147
Total investment income	12,518,880

Expenses:
Advisory fees	7,071,020
Administrative services fees	225,125
Custodian fees	29,672
Distribution fees:
Class A	1,457,845
Class B	38,958
Class C	571,134
Class R	189,008
Transfer agent fees — A, B, C, R and Y	1,858,883
Transfer agent fees — R5	40,303
Transfer agent fees — R6	2,984
Trustees’ and officers’ fees and benefits	22,050
Other	206,674
Total expenses	11,713,656
Less: Fees waived and expense offset arrangement(s)	(87,931)
Net expenses	11,625,725
Net investment income	893,155

Realized and unrealized gain from:
Net realized gain from:
Investment securities	93,142,409
Foreign currencies	10,680
Forward foreign currency contracts	1,239,681
94,392,770
Change in net unrealized appreciation of:
Investment securities	7,629,490
Forward foreign currency contracts	291,327
7,920,817
Net realized and unrealized gain	102,313,587
Net increase in net assets resulting from operations	$103,206,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income	$893,155	$2,955,781
Net realized gain	94,392,770	180,450,335
Change in net unrealized appreciation	7,920,817	114,634,049
Net increase in net assets resulting from operations	103,206,742	298,040,165

Distributions to shareholders from net investment income:
Class A	(589,146)	(2,921,288)
Class B	(15,936)	(115,678)
Class C	—	(59,002)
Class R	—	(67,746)
Class Y	(863,631)	(2,059,394)
Class R5	(191,445)	(260,647)
Class R6	(290,795)	(482,829)
Total distributions from net investment income	(1,950,953)	(5,966,584)

Distributions to shareholders from net realized gains:
Class A	—	(65,262,898)
Class B	—	(2,667,870)
Class C	—	(7,911,290)
Class R	—	(3,994,256)
Class Y	—	(26,375,247)
Class R5	—	(2,761,945)
Class R6	—	(4,498,288)
Total distributions from net realized gains	—	(113,471,794)

Share transactions–net:
Class A	41,216,723	134,318,718
Class B	(5,244,089)	(8,668,383)
Class C	1,611,047	13,048,376
Class R	3,479,901	2,790,913
Class Y	(17,013,623)	125,795,105
Class R5	9,230,372	42,142,923
Class R6	30,216,099	24,677,701
Net increase in net assets resulting from share transactions	63,496,430	334,106,353
Net increase in net assets	164,752,219	512,708,140

Net assets:
Beginning of period	1,908,165,570	1,395,457,430
End of period (includes undistributed net investment income of $(1,188,387) and $(130,589), respectively)	$2,072,917,789	$1,908,165,570

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco  American Value Fund

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco  American Value Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

11                         Invesco  American Value Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $85,139.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

12                         Invesco  American Value Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $221,406 in front-end sales commissions from the sale of Class A shares and $6,635, $3,678 and $1,705 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $23,771 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,031,369,940	$35,952,662	$—	$2,067,322,602
Forward Foreign Currency Contracts*	—	208,633	—	208,633
Total Investments	$2,031,369,940	$36,161,295	$—	$2,067,531,235

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$208,633	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended October 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$1,239,681
Change in Unrealized Appreciation:
Currency risk	291,327
Total	$1,531,008

13                         Invesco  American Value Fund

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$28,389,874

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
12/04/14	State Street Bank and Trust Co.	GBP	8,111,868	USD	13,078,197	$12,974,149	$104,048
12/04/14	Bank of New York Mellon (The)	GBP	8,093,861	USD	13,049,934	12,945,349	104,585
Total forward foreign currency contracts — Currency Risk							$208,633

Currency Abbreviations:

GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
State Street Bank and Trust Co.	$104,048	$—	$104,048	$—	$—	$104,048
Bank of New York Mellon (The)	104,585	—	104,585	—	—	104,585
Total	$208,633	$—	$208,633	$—	$—	$208,633

*	Includes cumulative appreciation of foreign forward currency contracts.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2014, the Fund engaged in securities purchases of $4,018,685.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,792.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14                         Invesco  American Value Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2014.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $473,739,154 and $350,444,262, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$404,632,561
Aggregate unrealized (depreciation) of investment securities	(58,080,821)
Net unrealized appreciation of investment securities	$346,551,740

Cost of investments for tax purposes is $1,720,770,862.

15                         Invesco  American Value Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	3,805,281	$158,507,015	6,914,216	$270,185,034
Class B	7,056	266,878	53,592	1,880,118
Class C	288,618	10,582,335	650,749	22,610,785
Class R	494,446	20,500,549	768,903	30,171,880
Class Y	1,916,915	80,206,428	4,663,504	180,559,215
Class R5	374,401	15,667,473	1,177,807	46,562,604
Class R6	938,223	39,216,834	716,280	28,311,884

Issued as reinvestment of dividends:
Class A	12,852	549,200	1,703,427	64,672,942
Class B	395	15,268	78,053	2,681,171
Class C	—	—	223,066	7,497,781
Class R	—	—	107,103	4,062,002
Class Y	17,736	761,300	679,521	25,911,785
Class R5	4,456	191,321	79,175	3,020,660
Class R6	6,772	290,758	130,554	4,980,150

Automatic conversion of Class B shares to Class A shares:
Class A	78,802	3,295,926	200,674	7,857,830
Class B	(87,121)	(3,295,926)	(221,108)	(7,857,830)

Reacquired:
Class A	(2,925,861)	(121,135,418)	(5,398,222)	(208,396,088)
Class B	(59,579)	(2,230,309)	(152,046)	(5,371,842)
Class C	(245,288)	(8,971,288)	(492,505)	(17,060,190)
Class R	(408,919)	(17,020,648)	(818,057)	(31,442,969)
Class Y	(2,366,461)	(97,981,351)	(2,058,244)	(80,675,895)
Class R5	(159,600)	(6,628,422)	(189,139)	(7,440,341)
Class R6	(225,903)	(9,291,493)	(219,527)	(8,614,333)
Net increase in share activity	1,467,221	$63,496,430	8,597,776	$334,106,353

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco  American Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/14	$40.11	$0.01	$2.17	$2.18	$(0.02)	$—	$(0.02)	$42.27	5.44	%(c)	$1,186,041	1.17	%(d)	1.18	%(d)	0.04	%(d)	18%
Year ended 04/30/14	35.77	0.06	7.14	7.20	(0.12)	(2.74)	(2.86)	40.11	20.62	(c)	1,086,506	1.19		1.20		0.15		46
Year ended 04/30/13	30.90	0.17	4.86	5.03	(0.16)	—	(0.16)	35.77	16.35	(c)	846,516	1.22		1.23		0.54		28
Year ended 04/30/12	29.86	0.14	0.98	1.12	(0.08)	—	(0.08)	30.90	3.80	(c)	700,857	1.31		1.32		0.52		30
Ten months ended 04/30/11	22.22	0.07	7.61	7.68	(0.04)	—	(0.04)	29.86	34.57	(c)	549,428	1.26	(e)	1.27	(e)	0.34	(e)	28
Year ended 06/30/10	17.44	0.11	4.78	4.89	(0.11)	—	(0.11)	22.22	28.07	(c)	450,675	1.31		1.31		0.50		50
Year ended 06/30/09	24.18	0.16	(6.54)	(6.38)	(0.14)	(0.22)	(0.36)	17.44	(26.17	)(f)	398,513	1.41		1.41		0.90		60
Class B
Six months ended 10/31/14	36.28	0.01	1.97	1.98	(0.02)	—	(0.02)	38.24	5.45	(c)(g)	28,532	1.17	(d)(g)	1.18	(d)(g)	0.04	(d)(g)	18
Year ended 04/30/14	32.58	0.05	6.50	6.55	(0.11)	(2.74)	(2.85)	36.28	20.63	(c)(g)	32,127	1.19	(g)	1.20	(g)	0.15	(g)	46
Year ended 04/30/13	28.15	0.16	4.42	4.58	(0.15)	—	(0.15)	32.58	16.33	(c)(g)	36,720	1.22	(g)	1.23	(g)	0.54	(g)	28
Year ended 04/30/12	27.19	0.14	0.90	1.04	(0.08)	—	(0.08)	28.15	3.84	(c)(g)	43,561	1.27	(g)	1.28	(g)	0.56	(g)	30
Ten months ended 04/30/11	20.23	0.04	6.93	6.97	(0.01)	—	(0.01)	27.19	34.45	(c)(g)	37,780	1.38	(e)(g)	1.39	(e)(g)	0.22	(e)(g)	28
Year ended 06/30/10	15.89	0.05	4.37	4.42	(0.08)	—	(0.08)	20.23	27.82	(c)(g)	33,933	1.55	(g)	1.55	(g)	0.26	(g)	50
Year ended 06/30/09	22.11	0.14	(6.00)	(5.86)	(0.14)	(0.22)	(0.36)	15.89	(26.22	)(h)(i)	31,586	1.48	(i)	1.48	(i)	0.82	(i)	60
Class C
Six months ended 10/31/14	35.41	(0.13)	1.91	1.78	—	—	—	37.19	5.03	(c)(j)	118,693	1.89	(d)(j)	1.90	(d)(j)	(0.68	)(d)(j)	18
Year ended 04/30/14	32.00	(0.20)	6.37	6.17	(0.02)	(2.74)	(2.76)	35.41	19.76	(c)(j)	111,455	1.91	(j)	1.92	(j)	(0.57	)(j)	46
Year ended 04/30/13	27.70	(0.06)	4.36	4.30	—	—	—	32.00	15.52	(c)	88,519	1.97		1.98		(0.21)		28
Year ended 04/30/12	26.89	(0.05)	0.86	0.81	—	—	—	27.70	3.01	(c)(j)	76,053	2.03	(j)	2.04	(j)	(0.20	)(j)	30
Ten months ended 04/30/11	20.11	(0.07)	6.85	6.78	—	—	—	26.89	33.72	(c)(j)	46,700	1.97	(e)(j)	1.98	(e)(j)	(0.37	)(e)(j)	28
Year ended 06/30/10	15.82	(0.05)	4.35	4.30	(0.01)	—	(0.01)	20.11	27.18	(c)	38,952	2.06		2.06		(0.25)		50
Year ended 06/30/09	22.03	0.03	(5.96)	(5.93)	(0.06)	(0.22)	(0.28)	15.82	(26.68	)(i)(k)	33,390	2.11	(i)	2.11	(i)	0.19	(i)	60
Class R
Six months ended 10/31/14	40.06	(0.04)	2.16	2.12	—	—	—	42.18	5.29	(c)	74,603	1.42	(d)	1.43	(d)	(0.21	)(d)	18
Year ended 04/30/14	35.74	(0.04)	7.15	7.11	(0.05)	(2.74)	(2.79)	40.06	20.34	(c)	67,420	1.44		1.45		(0.10)		46
Year ended 04/30/13	30.87	0.10	4.86	4.96	(0.09)	—	(0.09)	35.74	16.08	(c)	58,086	1.47		1.48		0.29		28
Year ended 04/30/12	29.84	0.08	0.97	1.05	(0.02)	—	(0.02)	30.87	3.51	(c)	36,695	1.56		1.57		0.27		30
Ten months ended 04/30/11	22.23	0.02	7.59	7.61	(0.00)	—	(0.00)	29.84	34.24	(c)	17,440	1.51	(e)	1.52	(e)	0.09	(e)	28
Year ended 06/30/10	17.44	0.06	4.79	4.85	(0.06)	—	(0.06)	22.23	27.84	(c)	12,052	1.56		1.56		0.27		50
Year ended 06/30/09	24.19	0.12	(6.55)	(6.43)	(0.10)	(0.22)	(0.32)	17.44	(26.36	)(l)	4,132	1.70		1.70		0.73		60
Class Y
Six months ended 10/31/14	40.26	0.06	2.18	2.24	(0.07)	—	(0.07)	42.43	5.57	(c)	458,631	0.92	(d)	0.93	(d)	0.29	(d)	18
Year ended 04/30/14	35.90	0.16	7.16	7.32	(0.22)	(2.74)	(2.96)	40.26	20.91	(c)	452,580	0.94		0.95		0.40		46
Year ended 04/30/13	31.01	0.25	4.88	5.13	(0.24)	—	(0.24)	35.90	16.65	(c)	285,560	0.97		0.98		0.79		28
Year ended 04/30/12	29.98	0.21	0.97	1.18	(0.15)	—	(0.15)	31.01	4.01	(c)	259,308	1.06		1.07		0.77		30
Ten months ended 04/30/11	22.31	0.13	7.63	7.76	(0.09)	—	(0.09)	29.98	34.81	(c)	37,488	1.01	(e)	1.02	(e)	0.59	(e)	28
Year ended 06/30/10(m)	17.50	0.17	4.81	4.98	(0.17)	—	(0.17)	22.31	28.47	(c)	10,772	1.06		1.06		0.76		50
Year ended 06/30/09	24.27	0.21	(6.58)	(6.37)	(0.18)	(0.22)	(0.40)	17.50	(25.99	)(n)	8,135	1.19		1.19		1.23		60
Class R5
Six months ended 10/31/14	40.28	0.08	2.18	2.26	(0.10)	—	(0.10)	42.44	5.61	(c)	85,970	0.82	(d)	0.83	(d)	0.39	(d)	18
Year ended 04/30/14	35.91	0.20	7.18	7.38	(0.27)	(2.74)	(3.01)	40.28	21.06	(c)	72,753	0.84		0.85		0.50		46
Year ended 04/30/13	31.02	0.29	4.89	5.18	(0.29)	—	(0.29)	35.91	16.81	(c)	26,519	0.86		0.87		0.90		28
Year ended 04/30/12	29.98	0.28	0.97	1.25	(0.21)	—	(0.21)	31.02	4.26	(c)	12,340	0.87		0.88		0.96		30
Ten months ended 04/30/11	22.31	0.15	7.64	7.79	(0.12)	—	(0.12)	29.98	34.98	(c)	24	0.79	(e)	0.80	(e)	0.81	(e)	28
Year ended 06/30/10(o)	23.19	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	22.31	(3.69	)(c)	2,592	0.62	(e)	0.62	(e)	1.37	(e)	50
Class R6
Six months ended 10/31/14	40.28	0.10	2.18	2.28	(0.11)	—	(0.11)	42.45	5.67	(c)	120,447	0.73	(d)	0.74	(d)	0.48	(d)	18
Year ended 04/30/14	35.90	0.23	7.18	7.41	(0.29)	(2.74)	(3.03)	40.28	21.19	(c)	85,325	0.75		0.76		0.59		46
Year ended 04/30/13(o)	31.40	0.22	4.45	4.67	(0.17)	—	(0.17)	35.90	14.92	(c)	53,538	0.75	(e)	0.76	(e)	1.01	(e)	28

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $397,951,008 and sold of $108,111,947 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Mid-Cap Value Fund, Invesco Mid Cap Basic Value Fund and Invesco U.S. Mid Cap Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,156,768, $30,913, $116,307, $74,987, $485,928, $79,952 and $105,761 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.21%, 0.37% and 0.49% for the six months ended October 31, 2014, the years ended April 30, 2014, 2013, 2012, the ten months ended April 30, 2011 and the year ended June 30, 2010, respectively.

17                         Invesco  American Value Fund

(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97%, 0.98%, 0.97% and 0.96% for the six months ended October 31, 2014, the years ended April 30, 2014, 2012 and the ten months ended April 30, 2011.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	On June 1, 2010, the Class I shares of Van Kampen American Value Fund were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

18                         Invesco  American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,054.40	$6.06	$1,019.31	$5.96	1.17%
B	1,000.00	1,054.30	6.06	1,019.31	5.96	1.17
C	1,000.00	1,050.30	9.77	1,015.68	9.60	1.89
R	1,000.00	1,052.90	7.35	1,018.05	7.22	1.42
Y	1,000.00	1,055.40	4.77	1,020.57	4.69	0.92
R5	1,000.00	1,056.10	4.25	1,021.07	4.18	0.82
R6	1,000.00	1,056.70	3.78	1,021.53	3.72	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco  American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco American Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the first quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).

20                         Invesco  American Value Fund

The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used the Fund. The Board noted that the Fund’s rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisors and above the effective sub-advisor effective fee rate of three mutual funds sub-advised by Invesco Advisers. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco  American Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-AMVA-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Comstock Fund
Nasdaq:
A: ACSTX ¡ B: ACSWX ¡ C: ACSYX ¡ R: ACSRX ¡ Y: ACSDX ¡ R5: ACSHX ¡ R6: ICSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.60%
Class B Shares	4.60
Class C Shares	4.18
Class R Shares	4.43
Class Y Shares	4.73
Class R5 Shares	4.74
Class R6 Shares	4.83
S&P 500 Index▼ (Broad Market Index)	8.22
Russell 1000 Value Index▼ (Style-Specific Index)	6.25
Lipper Large-Cap Value Funds Index■ (Peer Group Index)	5.42
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Comstock Fund

Average Annual Total Returns As of 10/31/14, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	11.03%
10 Years	7.01
5 Years	14.58
1 Year	7.49

Class B Shares
Inception (10/19/92)	10.24%
10 Years	7.36
5 Years	15.56
1 Year	8.71

Class C Shares
Inception (10/26/93)	9.57%
10 Years	6.80
5 Years	15.00
1 Year	11.88

Class R Shares
Inception (10/1/02)	9.85%
10 Years	7.34
5 Years	15.59
1 Year	13.43

Class Y Shares
Inception (10/29/04)	7.88%
10 Years	7.88
5 Years	16.17
1 Year	14.04

Class R5 Shares
10 Years	7.79%
5 Years	16.25
1 Year	14.08

Class R6 Shares
10 Years	7.72%
5 Years	16.10
1 Year	14.24

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (10/7/68)	11.04%
10 Years	7.10
5 Years	14.09
1 Year	11.73

Class B Shares
Inception (10/19/92)	10.27%
10 Years	7.45
5 Years	15.06
1 Year	13.27

Class C Shares
Inception (10/26/93)	9.61%
10 Years	6.90
5 Years	14.51
1 Year	16.39

Class R Shares
Inception (10/1/02)	9.92%
10 Years	7.43
5 Years	15.08
1 Year	17.97

Class Y Shares
Inception (10/29/04)	7.93%
5 Years	15.67
1 Year	18.55

Class R5 Shares
10 Years	7.88%
5 Years	15.75
1 Year	18.66

Class R6 Shares
10 Years	7.80%
5 Years	15.59
1 Year	18.72

Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 0.82%, 1.57%, 1.07%, 0.57%, 0.50% and 0.41%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.83%, 0.83%, 1.58%, 1.08%, 0.58%, 0.51% and 0.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Comstock Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.77%
Aerospace & Defense–2.02%
Honeywell International Inc.	982,924	$94,478,655
Textron Inc.	4,149,247	172,318,228
		266,796,883

Aluminum–1.09%
Alcoa Inc.	8,601,259	144,157,101

Apparel, Accessories & Luxury Goods–0.44%
Fossil Group, Inc.(b)	576,484	58,605,363

Application Software–1.59%
Autodesk, Inc.(b)	1,383,859	79,627,247
Citrix Systems, Inc.(b)	2,032,216	130,529,234
		210,156,481

Asset Management & Custody Banks–3.42%
Bank of New York Mellon Corp. (The)	5,961,031	230,811,120
State Street Corp.	2,941,448	221,961,666
		452,772,786

Auto Parts & Equipment–1.61%
Johnson Controls, Inc.	4,511,574	213,171,872

Automobile Manufacturers–1.60%
General Motors Co.	6,753,231	212,051,453

Cable & Satellite–2.70%
Comcast Corp.–Class A	3,418,417	189,209,381
Time Warner Cable Inc.	1,140,848	167,944,234
		357,153,615

Communications Equipment–1.88%
Cisco Systems, Inc.	10,166,235	248,767,770

Department Stores–1.05%
Kohl’s Corp.	2,566,892	139,176,884

Diversified Banks–11.65%
Bank of America Corp.	14,639,690	251,217,080
Citigroup Inc.	10,908,018	583,906,204
JPMorgan Chase & Co.	6,753,299	408,439,524
U.S. Bancorp	1,194,277	50,876,200
Wells Fargo & Co.	4,649,637	246,849,228
		1,541,288,236

Drug Retail–1.31%
CVS Health Corp.	2,015,183	172,922,853

Electric Utilities–1.07%
FirstEnergy Corp.	1,690,018	63,105,272
PPL Corp.	2,250,395	78,741,321
		141,846,593

Electrical Components & Equipment–1.01%
Emerson Electric Co.	2,076,487	133,019,757

Electronic Components–0.90%
Corning Inc.	5,812,049	118,740,161

General Merchandise Stores–0.86%
Target Corp.	1,851,726	114,473,701

	Shares	Value
Health Care Equipment–0.63%
Medtronic, Inc.	1,220,399	$83,182,396

Health Care Services–0.74%
Express Scripts Holding Co.(b)	1,273,074	97,797,545

Hotels, Resorts & Cruise Lines–1.90%
Carnival Corp.	6,249,592	250,921,119

Housewares & Specialties–0.66%
Newell Rubbermaid Inc.	2,603,468	86,773,588

Hypermarkets & Super Centers–0.60%
Wal-Mart Stores, Inc.	1,046,032	79,780,861

Industrial Conglomerates–2.40%
General Electric Co.	12,329,107	318,214,252

Industrial Machinery–1.32%
Ingersoll-Rand PLC	2,794,223	174,974,244

Integrated Oil & Gas–8.68%
BP PLC–ADR (United Kingdom)	5,988,298	260,251,431
Chevron Corp.	1,400,140	167,946,793
Occidental Petroleum Corp.	1,595,478	141,885,858
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	3,796,068	272,519,722
Suncor Energy, Inc. (Canada)	8,625,852	306,562,780
		1,149,166,584

Integrated Telecommunication Services–1.78%
AT&T Inc.	1,088,899	37,937,241
Verizon Communications Inc.	2,433,328	122,274,732
Vivendi S.A. (France)	3,088,423	75,553,780
		235,765,753

Internet Software & Services–2.32%
eBay Inc.(b)	4,054,760	212,874,900
Yahoo! Inc.(b)	2,039,124	93,901,660
		306,776,560

Investment Banking & Brokerage–2.51%
Goldman Sachs Group, Inc. (The)	669,883	127,271,071
Morgan Stanley	5,868,383	205,099,986
		332,371,057

Life & Health Insurance–2.08%
Aflac, Inc.	1,298,609	77,565,916
MetLife, Inc.	3,639,156	197,387,821
		274,953,737

Managed Health Care–2.44%
UnitedHealth Group Inc.	1,621,212	154,031,352
WellPoint, Inc.	1,336,852	169,365,780
		323,397,132

Movies & Entertainment–3.70%
Time Warner Inc.	1,175,599	93,424,852
Twenty-First Century Fox, Inc.–Class B	4,860,975	161,238,541
Viacom Inc.–Class B	3,232,420	234,932,286
		489,595,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Comstock Fund

	Shares	Value
Multi–Utilities–0.65%
PG&E Corp.	1,698,959	$85,491,617

Oil & Gas Drilling–0.75%
Noble Corp. PLC	4,731,302	98,978,838
Paragon Offshore PLC(b)	35,648	173,606
		99,152,444

Oil & Gas Equipment & Services–3.62%
Halliburton Co.	2,944,412	162,354,878
Weatherford International PLC(b)	19,267,288	316,368,869
		478,723,747

Oil & Gas Exploration & Production–2.69%
Devon Energy Corp.	989,396	59,363,760
Murphy Oil Corp.	2,929,818	156,422,983
QEP Resources Inc.	5,580,163	139,894,686
		355,681,429

Packaged Foods & Meats–2.96%
ConAgra Foods, Inc.	6,097,653	209,454,381
Mondelez International Inc.–Class A	2,630,585	92,754,427
Unilever N.V.–New York Shares (United Kingdom)	2,295,017	88,886,008
		391,094,816

Paper Products–0.97%
International Paper Co.	2,536,240	128,384,469

Pharmaceuticals–9.67%
AbbVie Inc.	1,567,009	99,442,391
Bristol-Myers Squibb Co.	2,941,877	171,187,823
GlaxoSmithKline PLC–ADR (United Kingdom)	1,173,612	53,387,610
Merck & Co., Inc.	4,531,064	262,529,848
Novartis AG (Switzerland)	2,373,655	220,130,846
Pfizer Inc.	6,356,920	190,389,754
Roche Holding AG–ADR (Switzerland)	3,022,160	111,354,809

	Shares	Value
Pharmaceuticals–(continued)
Sanofi–ADR (France)	3,685,736	$170,428,433
		1,278,851,514

Property & Casualty Insurance–1.99%
Allstate Corp. (The)	3,922,690	254,386,447
Travelers Cos., Inc. (The)	90,924	9,165,139
		263,551,586

Regional Banks–2.47%
Fifth Third Bancorp	6,697,101	133,875,049
PNC Financial Services Group, Inc. (The)	2,227,534	192,436,662
		326,311,711

Semiconductors–1.09%
Intel Corp.	4,234,974	144,031,466

Systems Software–3.27%
Microsoft Corp.	5,377,580	252,477,381
Symantec Corp.	7,285,379	180,823,107
		433,300,488

Technology Hardware, Storage & Peripherals–1.68%
Hewlett-Packard Co.	6,203,428	222,578,997
Total Common Stocks & Other Equity Interests (Cost $9,837,020,641)		12,935,926,300

Money Market Funds–1.96%
Liquid Assets Portfolio–Institutional Class(c)	129,467,913	129,467,913
Premier Portfolio–Institutional Class(c)	129,467,913	129,467,913
Total Money Market Funds (Cost $258,935,826)		258,935,826
TOTAL INVESTMENTS–99.73% (Cost $10,095,956,467)		13,194,862,126
OTHER ASSETS LESS LIABILITIES–0.27%		36,152,947
NET ASSETS–100.00%		$13,231,015,073

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Financials	24.1%
Energy	15.7
Consumer Discretionary	15.1
Health Care	13.5
Information Technology	12.7
Industrials	6.8
Consumer Staples	4.9
Materials	2.1
Utilities	1.7
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $9,837,020,641)	$12,935,926,300
Investments in affiliated money market funds, at value and cost	258,935,826
Total investments, at value (Cost $10,095,956,467)	13,194,862,126
Foreign currencies, at value (Cost $75)	74
Receivable for:
Investments sold	29,839,858
Fund shares sold	21,148,596
Dividends	12,821,688
Forward foreign currency contracts outstanding	7,633,396
Investment for trustee deferred compensation and retirement plans	811,774
Other assets	374,552
Total assets	13,267,492,064

Liabilities:
Payable for:
Investments purchased	11,562,760
Fund shares reacquired	16,069,371
Accrued fees to affiliates	7,606,351
Accrued trustees’ and officers’ fees and benefits	16,411
Accrued other operating expenses	260,745
Trustee deferred compensation and retirement plans	961,353
Total liabilities	36,476,991
Net assets applicable to shares outstanding	$13,231,015,073

Net assets consist of:
Shares of beneficial interest	$10,086,792,590
Undistributed net investment income	69,755,342
Undistributed net realized gain (loss)	(31,965,118)
Net unrealized appreciation	3,106,432,259
$13,231,015,073

Net Assets:
Class A	$7,497,763,363
Class B	$157,320,217
Class C	$616,131,557
Class R	$441,222,377
Class Y	$3,228,316,988
Class R5	$766,568,826
Class R6	$523,691,745

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	296,859,004
Class B	6,230,477
Class C	24,407,148
Class R	17,472,936
Class Y	127,802,852
Class R5	30,355,739
Class R6	20,741,631
Class A:
Net asset value per share	$25.26
Maximum offering price per share
(Net asset value of $25.26 ÷ 94.50%)	$26.73
Class B:
Net asset value and offering price per share	$25.25
Class C:
Net asset value and offering price per share	$25.24
Class R:
Net asset value and offering price per share	$25.25
Class Y:
Net asset value and offering price per share	$25.26
Class R5:
Net asset value and offering price per share	$25.25
Class R6:
Net asset value and offering price per share	$25.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,830,439)	$136,783,635
Dividends from affiliated money market funds	78,465
Total investment income	136,862,100

Expenses:
Advisory fees	24,348,613
Administrative services fees	437,712
Custodian fees	100,822
Distribution fees:
Class A	9,421,560
Class B	219,228
Class C	3,060,013
Class R	995,129
Transfer agent fees — A, B, C, R and Y	11,027,668
Transfer agent fees — R5	361,463
Transfer agent fees — R6	2,689
Trustees’ and officers’ fees and benefits	85,544
Other	512,313
Total expenses	50,572,754
Less: Fees waived and expense offset arrangement(s)	(360,374)
Net expenses	50,212,380
Net investment income	86,649,720

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $3,943,151)	347,735,833
Foreign currencies	(102,793)
Forward foreign currency contracts	84,739,338
432,372,378
Change in net unrealized appreciation (depreciation) of:
Investment securities	45,009,062
Foreign currencies	(162,205)
Forward foreign currency contracts	12,302,591
57,149,448
Net realized and unrealized gain	489,521,826
Net increase in net assets resulting from operations	$576,171,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income	$86,649,720	$179,248,970
Net realized gain	432,372,378	372,365,094
Change in net unrealized appreciation	57,149,448	1,579,162,646
Net increase in net assets resulting from operations	576,171,546	2,130,776,710

Distributions to shareholders from net investment income:
Class A	(44,804,500)	(84,222,613)
Class B	(1,037,144)	(2,284,461)
Class C	(1,338,510)	(2,664,463)
Class R	(1,886,330)	(2,833,815)
Class Y	(22,575,174)	(37,063,241)
Class R5	(5,635,173)	(8,168,180)
Class R6	(3,699,485)	(4,332,817)
Total distributions from net investment income	(80,976,316)	(141,569,590)

Share transactions–net:
Class A	(149,058,261)	106,232,824
Class B	(34,160,634)	(104,572,672)
Class C	2,755,081	24,297,960
Class R	90,961,309	65,260,970
Class Y	169,650,923	338,334,837
Class R5	108,402,855	140,372,631
Class R6	147,645,177	167,903,093
Net increase in net assets resulting from share transactions	336,196,450	737,829,643
Net increase in net assets	831,391,680	2,727,036,763

Net assets:
Beginning of period	12,399,623,393	9,672,586,630
End of period (includes undistributed net investment income of $69,755,342 and $64,081,938, respectively)	$13,231,015,073	$12,399,623,393

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Comstock Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Comstock Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

11                         Invesco Comstock Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.50%
Next $1 billion	0.45%
Next $1 billion	0.40%
Over $3 billion	0.35%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.37%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $351,545.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $537,494 in front-end sales commissions from the sale of Class A shares and $4,848, $17,870 and $6,938 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Comstock Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,787,822,691	$407,039,435	$—	$13,194,862,126
Forward Foreign Currency Contracts*	—	7,633,396	—	7,633,396
Total Investments	$12,787,822,691	$414,672,831	$—	$13,202,495,522

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$8,882,203	$(1,248,807)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended October 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$84,739,338
Change in Unrealized Appreciation:
Currency risk	12,302,591
Total	$97,041,929

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,315,977,060

13                         Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver			Receive
11/14/14	Barclays Capital Inc.	CAD	63,498,702	USD	56,506,828	$56,327,621	$179,207
11/14/14	CIBC World Markets Corp.	CAD	63,747,403	USD	56,733,447	56,548,236	185,211
11/14/14	Deutsche Bank AG	CAD	63,498,703	USD	56,499,088	56,327,623	171,465
11/14/14	Goldman Sachs & Co.	CAD	63,498,703	USD	56,509,093	56,327,622	181,471
11/14/14	Barclays Capital Inc.	CHF	63,310,291	USD	66,437,156	65,805,636	631,520
11/14/14	CIBC World Markets Corp.	CHF	63,310,291	USD	66,457,729	65,805,636	652,093
11/14/14	Deutsche Bank AG	CHF	63,358,982	USD	66,489,019	65,856,246	632,773
11/14/14	Goldman Sachs & Co.	CHF	63,310,292	USD	66,450,755	65,805,637	645,118
11/14/14	Barclays Capital Inc.	EUR	79,482,313	USD	100,746,455	99,610,081	1,136,374
11/14/14	CIBC World Markets Corp.	EUR	79,482,313	USD	100,699,322	99,610,080	1,089,242
11/14/14	Deutsche Bank AG	EUR	79,482,314	USD	100,770,539	99,610,081	1,160,458
11/14/14	Goldman Sachs & Co.	EUR	79,390,966	USD	100,600,263	99,495,601	1,104,662
11/14/14	RBC Capital Markets Corp.	EUR	79,482,313	USD	100,722,689	99,610,080	1,112,609
11/14/14	Barclays Capital Inc.	GBP	39,455,662	USD	62,802,445	63,114,815	(312,370)
11/14/14	CIBC World Markets Corp.	GBP	39,455,663	USD	62,797,831	63,114,818	(316,987)
11/14/14	Deutsche Bank AG	GBP	39,515,443	USD	62,900,287	63,210,444	(310,157)
11/14/14	Goldman Sachs & Co.	GBP	39,455,661	USD	62,805,521	63,114,814	(309,293)
Total forward foreign currency contracts — Currency Risk							$7,633,396

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling

USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Capital Inc.	$1,947,101	$(312,370)	$1,634,731	$—	$—	$1,634,731
CIBC World Markets Corp.	1,926,546	(316,987)	1,609,559	—	—	1,609,559
Deutsche Bank AG	1,964,696	(310,157)	1,654,539	—	—	1,654,539
Goldman Sachs & Co.	1,931,251	(309,293)	1,621,958	—	—	1,621,958
RBC Capital Markets Corp.	1,112,609	—	1,112,609	—	—	1,112,609
Total	$8,882,203	$(1,248,807)	$7,633,396	$—	$—	$7,633,396

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Capital Inc.	$312,370	$(312,370)	$—	$—	$—	$—
CIBC World Markets Corp.	316,987	(316,987)	—	—	—	—
Deutsche Bank AG	310,157	(310,157)	—	—	—	—
Goldman Sachs & Co.	309,293	(309,293)	—	—	—	—
Total	$1,248,807	$(1,248,807)	$—	$—	$—	$—

14                         Invesco Comstock Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2014, the Fund engaged in securities sales of $5,566,766, which resulted in net realized gains of $3,943,151.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,829.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$450,633,311	$—	$450,633,311
April 30, 2018	8,704,738	—	8,704,738
	$459,338,049	$—	$459,338,049

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Comstock Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $1,496,171,538 and $719,100,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,334,082,630
Aggregate unrealized (depreciation) of investment securities	(244,998,182)
Net unrealized appreciation of investment securities	$3,089,084,448

Cost of investments for tax purposes is $10,105,777,678.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	21,432,749	$534,609,781	51,782,926	$1,162,678,668
Class B	34,471	859,444	199,567	4,436,862
Class C	1,494,231	37,246,162	4,077,528	91,731,670
Class R	5,767,334	143,645,401	8,041,732	180,732,649
Class Y	20,209,423	506,483,781	39,441,106	885,843,945
Class R5	6,950,259	173,516,699	10,458,726	233,470,332
Class R6	6,770,839	169,129,736	11,698,240	260,975,165

Issued as reinvestment of dividends:
Class A	1,629,074	41,600,465	3,567,338	79,347,411
Class B	38,910	992,856	98,525	2,209,328
Class C	47,372	1,211,477	110,949	2,461,399
Class R	73,785	1,886,326	126,992	2,833,758
Class Y	845,589	21,597,297	1,609,010	35,896,153
Class R5	220,704	5,634,896	365,128	8,167,965
Class R6	144,865	3,699,485	193,777	4,332,817

Automatic conversion of Class B shares to Class A shares:
Class A	952,319	23,947,031	3,492,937	78,081,752
Class B	(952,618)	(23,947,031)	(3,493,831)	(78,081,752)

Reacquired:
Class A	(30,022,420)	(749,215,538)	(54,030,858)	(1,213,875,007)
Class B	(484,345)	(12,065,903)	(1,488,485)	(33,137,110)
Class C	(1,431,291)	(35,702,558)	(3,112,801)	(69,895,109)
Class R	(2,185,669)	(54,570,418)	(5,240,664)	(118,305,437)
Class Y	(14,325,994)	(358,430,155)	(26,243,831)	(583,405,261)
Class R5	(2,830,402)	(70,748,740)	(4,484,698)	(101,265,666)
Class R6	(1,007,988)	(25,184,044)	(4,409,082)	(97,404,889)
Net increase in share activity	13,371,197	$336,196,450	32,760,231	$737,829,643

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Comstock Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/14	$24.29	$0.16	$0.96	$1.12	$(0.15)	$25.26	4.60	%(c)	$7,497,763	0.82	%(d)	0.83	%(d)	1.28	%(d)	6%
Year ended 04/30/14	20.25	0.36	3.96	4.32	(0.28)	24.29	21.47	(c)	7,356,633	0.81		0.82		1.59		11
Year ended 04/30/13	16.93	0.27	3.32	3.59	(0.27)	20.25	21.46	(c)	6,034,792	0.86		0.86		1.56		12
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	16.93	(0.19	)(c)	5,473,149	0.88		0.88		1.55		17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	17.20	9.71	(c)	6,092,190	0.84	(e)	0.84	(e)	1.18	(e)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	15.73	15.60	(c)	5,760,670	0.86		0.86		1.39		18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	13.81	29.45	(f)	5,759,425	0.89		0.89		1.63		14
Class B
Six months ended 10/31/14	24.28	0.16	0.96	1.12	(0.15)	25.25	4.60	(c)(g)	157,320	0.82	(d)(g)	0.83	(d)(g)	1.28	(d)(g)	6
Year ended 04/30/14	20.23	0.32	3.97	4.29	(0.24)	24.28	21.31	(c)(g)	184,409	0.96	(g)	0.97	(g)	1.44	(g)	11
Year ended 04/30/13	16.93	0.23	3.30	3.53	(0.23)	20.23	21.11	(c)	248,404	1.09		1.61		1.33		12
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	16.93	(0.19	)(c)(g)	343,166	0.88	(g)	0.88	(g)	1.55	(g)	17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	17.20	9.71	(c)(g)	526,168	0.84	(e)(g)	0.84	(e)(g)	1.18	(e)(g)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	15.73	15.60	(c)(g)	547,060	0.86	(g)	0.86	(g)	1.39	(g)	18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	13.81	29.45	(f)(g)	756,515	0.89	(g)	0.89	(g)	1.64	(g)	14
Class C
Six months ended 10/31/14	24.28	0.07	0.95	1.02	(0.06)	25.24	4.18	(c)	616,132	1.57	(d)	1.58	(d)	0.53	(d)	6
Year ended 04/30/14	20.24	0.19	3.96	4.15	(0.11)	24.28	20.57	(c)	589,910	1.56		1.57		0.84		11
Year ended 04/30/13	16.93	0.14	3.31	3.45	(0.14)	20.24	20.52	(c)	469,962	1.61		1.61		0.81		12
Year ended 04/30/12	17.20	0.13	(0.30)	(0.17)	(0.10)	16.93	(0.94	)(c)	448,866	1.63		1.63		0.80		17
Four months ended 04/30/11	15.74	0.02	1.46	1.48	(0.02)	17.20	9.43	(c)	524,840	1.59	(e)	1.59	(e)	0.43	(e)	10
Year ended 12/31/10	13.81	0.09	1.94	2.03	(0.10)	15.74	14.82	(c)	506,742	1.61		1.61		0.64		18
Year ended 12/31/09	10.86	0.10	2.94	3.04	(0.09)	13.81	28.37	(f)	538,048	1.64		1.64		0.87		14
Class R
Six months ended 10/31/14	24.29	0.13	0.95	1.08	(0.12)	25.25	4.43	(c)	441,222	1.07	(d)	1.08	(d)	1.03	(d)	6
Year ended 04/30/14	20.24	0.30	3.97	4.27	(0.22)	24.29	21.22	(c)	335,562	1.06		1.07		1.34		11
Year ended 04/30/13	16.93	0.23	3.31	3.54	(0.23)	20.24	21.11	(c)	220,443	1.11		1.11		1.31		12
Year ended 04/30/12	17.19	0.20	(0.28)	(0.08)	(0.18)	16.93	(0.38	)(c)	191,685	1.13		1.13		1.30		17
Four months ended 04/30/11	15.73	0.05	1.45	1.50	(0.04)	17.19	9.57	(c)	199,254	1.09	(e)	1.09	(e)	0.93	(e)	10
Year ended 12/31/10	13.81	0.16	1.93	2.09	(0.17)	15.73	15.32	(c)	184,927	1.11		1.11		1.14		18
Year ended 12/31/09	10.85	0.15	2.96	3.11	(0.15)	13.81	29.13	(f)	164,959	1.14		1.14		1.35		14
Class Y(h)
Six months ended 10/31/14	24.29	0.19	0.96	1.15	(0.18)	25.26	4.73	(c)	3,228,317	0.57	(d)	0.58	(d)	1.53	(d)	6
Year ended 04/30/14	20.25	0.41	3.97	4.38	(0.34)	24.29	21.77	(c)	2,941,152	0.56		0.57		1.84		11
Year ended 04/30/13	16.93	0.32	3.31	3.63	(0.31)	20.25	21.76	(c)	2,151,816	0.61		0.61		1.81		12
Year ended 04/30/12	17.20	0.28	(0.29)	(0.01)	(0.26)	16.93	0.06	(c)	2,135,728	0.63		0.63		1.80		17
Four months ended 04/30/11	15.73	0.08	1.45	1.53	(0.06)	17.20	9.78	(c)	1,771,697	0.59	(e)	0.59	(e)	1.43	(e)	10
Year ended 12/31/10	13.80	0.23	1.94	2.17	(0.24)	15.73	15.97	(c)	1,530,636	0.61		0.61		1.65		18
Year ended 12/31/09	10.85	0.21	2.95	3.16	(0.21)	13.80	29.67	(f)	1,181,166	0.64		0.64		1.85		14
Class R5
Six months ended 10/31/14	24.29	0.20	0.95	1.15	(0.19)	25.25	4.74	(c)	766,569	0.48	(d)	0.49	(d)	1.62	(d)	6
Year ended 04/30/14	20.24	0.43	3.97	4.40	(0.35)	24.29	21.92	(c)	631,780	0.49		0.50		1.91		11
Year ended 04/30/13	16.93	0.34	3.31	3.65	(0.34)	20.24	21.85	(c)	398,311	0.49		0.49		1.93		12
Year ended 04/30/12	17.19	0.31	(0.28)	0.03	(0.29)	16.93	0.33	(c)	397,292	0.44		0.44		1.99		17
Four months ended 04/30/11	15.72	0.09	1.45	1.54	(0.07)	17.19	9.82	(c)	167,740	0.36	(e)	0.36	(e)	1.66	(e)	10
Year ended 12/31/10(i)	13.33	0.14	2.44	2.58	(0.19)	15.72	19.53	(c)	164,600	0.49	(e)	0.49	(e)	1.68	(e)	18
Class R6
Six months ended 10/31/14	24.28	0.22	0.95	1.17	(0.20)	25.25	4.83	(c)	523,692	0.38	(d)	0.39	(d)	1.72	(d)	6
Year ended 04/30/14	20.25	0.45	3.95	4.40	(0.37)	24.28	21.92	(c)	360,178	0.40		0.41		2.00		11
Year ended 04/30/13(i)	17.67	0.22	2.54	2.76	(0.18)	20.25	15.73	(c)	148,859	0.41	(e)	0.41	(e)	2.01	(e)	12

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $279,205,287 and sold of $89,253,686 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Basic Value Fund, Invesco Value Fund and Invesco Value II into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,493,788, $173,952, $607,013, $394,807, $3,105,770, $717,116 and $450,478 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for all classes for the period and does not include payments of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC) on Class A shares, the maximum CDSC of 5%, charged on certain Class B shares, made within one year of purchase and declining to 0% after the fifth year or on the maximum CDSC of 1%, charged on certain redemptions of Class C shares within one year of purchase. On purchases of $1 million or more of Class A shares, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% on Class A shares, up to 1% on Class B and Class C shares or up to 0.50% on Class R shares, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended October 31, 2014, 0.40% for the year ended ended April 30, 2014, 0.25% for the year ended April 30, 2012, the four months ended April 30, 2011 and the year ended December 31, 2010 and reflect actual 12b-1 fees of less than 1.00% for the year ended December 31, 2009.
(h)	On June 1, 2010, Van Kampen Comstock Fund’s Class I shares were reorganized into Class Y shares.
(i)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 shares and Class R6 shares, respectively.

17                         Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,046.00	$4.23	$1,021.07	$4.18	0.82%
B	1,000.00	1,046.00	4.23	1,021.07	4.18	0.82
C	1,000.00	1,041.80	8.08	1,017.29	7.98	1.57
R	1,000.00	1,044.30	5.51	1,019.81	5.45	1.07
Y	1,000.00	1,047.30	2.94	1,022.33	2.91	0.57
R5	1,000.00	1,047.40	2.48	1,022.79	2.45	0.48
R6	1,000.00	1,048.30	1.96	1,023.29	1.94	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Comstock Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Large-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         Invesco Comstock Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated

Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

20                         Invesco Comstock Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-COM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ¡ B: IBUTX ¡ C: IUTCX ¡ Y: IAUYX ¡ Investor: FSTUX ¡ R5: FSIUX ¡ R6: IFUTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.11%
Class B Shares	4.76
Class C Shares	4.78
Class Y Shares	5.21
Investor Class Shares	5.13
Class R5 Shares	5.32
Class R6 Shares	5.33
S&P 500 Index▼ (Broad Market Index)	8.22
Dow Jones U.S. Select Dividend Index▼ (Style-Specific Index)	6.30
Russell 1000 Value Index▼ (Style-Specific Index)	6.25
Lipper Equity Income Funds Index■ (Peer-Group Index)	5.35
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Dow Jones U.S. Select Dividend™ Index represents the country’s leading stocks by dividend yield.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Dividend Income Fund

Average Annual Total Returns

As of 10/31/14, including maximum

applicable sales charges

Class A Shares
Inception (3/28/02)	8.22%
10 Years	9.23
5 Years	12.56
1 Year	9.30

Class B Shares
Inception (3/28/02)	8.20%
10 Years	9.19
5 Years	12.74
1 Year	9.76

Class C Shares
Inception (2/14/00)	2.71%
10 Years	9.03
5 Years	12.99
1 Year	13.81

Class Y Shares
10 Years	10.02%
5 Years	14.12
1 Year	15.89

Investor Class Shares
Inception (6/2/86)	8.62%
10 Years	9.85
5 Years	13.83
1 Year	15.60

Class R5 Shares
Inception (10/25/05)	8.75%
5 Years	14.29
1 Year	15.97

Class R6 Shares
10 Years	9.92%
5 Years	13.98
1 Year	16.00

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the

Average Annual Total Returns

As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	7.98%
10 Years	9.29
5 Years	11.14
1 Year	9.95

Class B Shares
Inception (3/28/02)	7.96%
10 Years	9.26
5 Years	11.31
1 Year	10.53

Class C Shares
Inception (2/14/00)	2.49%
10 Years	9.10
5 Years	11.58
1 Year	14.51

Class Y Shares
10 Years	10.09%
5 Years	12.70
1 Year	16.65

Investor Class Shares
Inception (6/2/86)	8.52%
10 Years	9.92
5 Years	12.42
1 Year	16.42

Class R5 Shares
Inception (10/25/05)	8.41%
5 Years	12.87
1 Year	16.66

Class R6 Shares
10 Years	9.99%
5 Years	12.55
1 Year	16.76

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.14%, 1.89%, 1.89%, 0.89%, 1.14%, 0.87% and 0.83%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.30%, 2.05%, 2.05%, 1.05%, 1.30%, 0.88% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least August 31, 2015. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Dividend Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Dividend Income Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.88%
Aerospace & Defense–5.73%
General Dynamics Corp.	81,989	$11,458,783
Lockheed Martin Corp.	121,279	23,112,139
		34,570,922

Air Freight & Logistics–0.99%
United Parcel Service, Inc.–Class B	56,927	5,972,212

Asset Management & Custody Banks–2.46%
Federated Investors, Inc.–Class B	475,972	14,883,644

Auto Parts & Equipment–0.83%
Johnson Controls, Inc.	105,543	4,986,907

Drug Retail–1.35%
Walgreen Co.	126,916	8,150,546

Electric Utilities–12.05%
American Electric Power Co., Inc.	87,326	5,094,599
Duke Energy Corp.	192,528	15,816,175
Exelon Corp.	168,546	6,167,098
Pepco Holdings, Inc.	626,449	17,127,116
Pinnacle West Capital Corp.	226,902	13,947,666
Portland General Electric Co.	231,769	8,438,709
Xcel Energy, Inc.	184,078	6,161,091
		72,752,454

Food Distributors–2.02%
Sysco Corp.	315,745	12,168,812

Gas Utilities–3.87%
AGL Resources Inc.	244,143	13,161,749
WGL Holdings Inc.	217,618	10,228,046
		23,389,795

General Merchandise Stores–1.68%
Target Corp.	164,344	10,159,746

Heavy Electrical Equipment–1.01%
ABB Ltd. (Switzerland)	277,878	6,093,342

Household Products–3.32%
Kimberly-Clark Corp.	71,990	8,226,297
Procter & Gamble Co. (The)	135,588	11,832,765
		20,059,062

Integrated Oil & Gas–4.08%
Exxon Mobil Corp.	52,467	5,074,084
Royal Dutch Shell PLC–Class B (United Kingdom)	247,789	9,193,301
Total S.A. (France)	174,116	10,389,724
		24,657,109

	Shares	Value
Integrated Telecommunication Services–7.51%
AT&T Inc.	322,793	$11,246,108
CenturyLink Inc.	314,435	13,042,764
Deutsche Telekom AG (Germany)	500,216	7,534,384
Verizon Communications Inc.	269,742	13,554,536
		45,377,792

Multi-Utilities–9.60%
CMS Energy Corp.	293,383	9,584,823
Dominion Resources, Inc.	112,237	8,002,498
DTE Energy Co.	93,774	7,704,472
National Grid PLC (United Kingdom)	533,109	7,904,442
Public Service Enterprise Group Inc.	259,968	10,739,278
Sempra Energy	47,207	5,192,770
TECO Energy, Inc.	450,191	8,828,245
		57,956,528

Packaged Foods & Meats–7.88%
Campbell Soup Co.	367,949	16,252,307
General Mills, Inc.	287,338	14,930,082
Kraft Foods Group, Inc.	291,130	16,405,176
		47,587,565

Paper Packaging–2.26%
Avery Dennison Corp.	75,459	3,535,254
Sonoco Products Co.	247,394	10,110,993
		13,646,247

Pharmaceuticals–7.16%
Bristol-Myers Squibb Co.	145,475	8,465,190
Eli Lilly and Co.	201,335	13,354,551
Johnson & Johnson	124,339	13,401,257
Merck & Co., Inc.	138,767	8,040,160
		43,261,158

Property & Casualty Insurance–0.84%
Travelers Cos., Inc. (The)	50,182	5,058,346

Regional Banks–3.00%
Cullen/Frost Bankers, Inc.	105,783	8,548,324
M&T Bank Corp.	78,412	9,580,378
		18,128,702

Restaurants–2.94%
Darden Restaurants, Inc.	192,958	9,991,365
McDonald’s Corp.	83,011	7,780,621
		17,771,986

Semiconductors–2.72%
Linear Technology Corp.	181,293	7,766,592
Microchip Technology Inc.	200,989	8,664,636
		16,431,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Dividend Income Fund

	Shares	Value
Soft Drinks–1.99%
Coca-Cola Co. (The)	286,232	$11,987,396

Specialized REIT’s–0.96%
Plum Creek Timber Co., Inc.	142,000	5,823,420

Tobacco–4.63%
Altria Group, Inc.	362,579	17,527,069
Philip Morris International Inc.	117,199	10,431,883
		27,958,952
Total Common Stocks & Other Equity Interests (Cost $423,110,690)		548,833,871

	Shares	Value
Money Market Funds–9.62%
Liquid Assets Portfolio–Institutional Class(b)	29,044,308	$29,044,308
Premier Portfolio– Institutional Class(b)	29,044,308	29,044,308
Total Money Market Funds (Cost $58,088,616)		58,088,616
TOTAL INVESTMENTS–100.50% (Cost $481,199,306)		606,922,487
OTHER ASSETS LESS LIABILITIES–(0.50)%		(3,026,402)
NET ASSETS–100.00%		$603,896,085

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Utilities	25.5%
Consumer Staples	21.2
Industrials	8.3
Telecommunication Services	7.5
Financials	7.3
Health Care	7.2
Consumer Discretionary	5.4
Energy	4.1
Information Technology	2.7
Materials	1.7
Money Market Funds Plus Other Assets Less Liabilities	9.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Dividend Income Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $423,110,690)	$548,833,871
Investments in affiliated money market funds, at value and cost	58,088,616
Total investments, at value (Cost $481,199,306)	606,922,487
Foreign currencies, at value (Cost $212,379)	209,295
Receivable for:
Investments sold	121,886
Fund shares sold	3,111,158
Dividends	1,214,455
Forward foreign currency contracts outstanding	220,504
Investment for trustee deferred compensation and retirement plans	131,618
Other assets	56,096
Total assets	611,987,499

Liabilities:
Payable for:
Investments purchased	5,317,382
Fund shares reacquired	2,279,597
Accrued fees to affiliates	319,992
Accrued trustees’ and officers’ fees and benefits	2,498
Accrued other operating expenses	25,872
Trustee deferred compensation and retirement plans	146,073
Total liabilities	8,091,414
Net assets applicable to shares outstanding	$603,896,085

Net assets consist of:
Shares of beneficial interest	$471,645,913
Undistributed net investment income	251,887
Undistributed net realized gain	6,073,842
Net unrealized appreciation	125,924,443
$603,896,085

Net Assets:
Class A	$381,603,730
Class B	$11,259,560
Class C	$50,531,432
Class Y	$46,951,998
Investor Class	$72,557,891
Class R5	$755,894
Class R6	$40,235,580

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	18,454,677
Class B	542,967
Class C	2,414,832
Class Y	2,250,397
Investor Class	3,477,984
Class R5	36,540
Class R6	1,944,019
Class A:
Net asset value per share	$20.68
Maximum offering price per share
(Net asset value of $20.68 ÷ 94.50%)	$21.88
Class B:
Net asset value and offering price per share	$20.74
Class C:
Net asset value and offering price per share	$20.93
Class Y:
Net asset value and offering price per share	$20.86
Investor Class:
Net asset value and offering price per share	$20.86
Class R5:
Net asset value and offering price per share	$20.69
Class R6:
Net asset value and offering price per share	$20.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Dividend Income Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $29,735)	$9,248,488
Dividends from affiliated money market funds	10,023
Total investment income	9,258,511

Expenses:
Advisory fees	1,999,063
Administrative services fees	79,616
Custodian fees	8,919
Distribution fees:
Class A	447,203
Class B	59,761
Class C	231,865
Investor Class	89,666
Transfer agent fees — A, B, C, Y and Investor	483,798
Transfer agent fees — R5	121
Transfer agent fees — R6	514
Trustees’ and officers’ fees and benefits	13,105
Other	101,416
Total expenses	3,515,047
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(318,001)
Net expenses	3,197,046
Net investment income	6,061,465

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,984,352
Foreign currencies	(15,438)
Forward foreign currency contracts	619,315
4,588,229
Change in net unrealized appreciation (depreciation) of:
Investment securities	18,088,247
Foreign currencies	(18,309)
Forward foreign currency contracts	246,036
18,315,974
Net realized and unrealized gain	22,904,203
Net increase in net assets resulting from operations	$28,965,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Dividend Income Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income	$6,061,465	$9,507,345
Net realized gain	4,588,229	2,614,884
Change in net unrealized appreciation	18,315,974	50,938,511
Net increase in net assets resulting from operations	28,965,668	63,060,740

Distributions to shareholders from net investment income:
Class A	(3,689,800)	(7,465,414)
Class B	(79,198)	(248,836)
Class C	(307,340)	(605,690)
Class Y	(410,270)	(225,817)
Investor Class	(740,206)	(1,703,963)
Class R5	(8,525)	(18,497)
Class R6	(442,880)	(764,182)
Total distributions from net investment income	(5,678,219)	(11,032,399)

Distributions to shareholders from net realized gains:
Class A	—	(3,703,335)
Class B	—	(160,681)
Class C	—	(422,438)
Class Y	—	(110,312)
Investor Class	—	(817,151)
Class R5	—	(7,633)
Class R6	—	(344,109)
Total distributions from net realized gains	—	(5,565,659)

Share transactions–net:
Class A	30,938,452	42,906,868
Class B	(1,669,372)	(3,868,976)
Class C	6,444,048	10,692,234
Class Y	22,573,394	16,279,772
Investor Class	(1,101,753)	(2,917,559)
Class R5	55,661	(71,542)
Class R6	4,925,223	9,638,731
Net increase in net assets resulting from share transactions	62,165,653	72,659,528
Net increase in net assets	85,453,102	119,122,210

Net assets:
Beginning of period	518,442,983	399,320,773
End of period (includes undistributed net investment income of $251,887 and $(131,359), respectively)	$603,896,085	$518,442,983

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco  Dividend Income Fund

The Fund’s investment objective is current income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco  Dividend Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco  Dividend Income Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the year ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective September 1, 2014, the Adviser has contractually agreed, through at least August 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.14%, 1.89%, 1.89%, 0.89%, 1.14%, 0.89% and 0.89%, respectively, of average daily net assets. Prior to September 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85%, 1.10%, 0.85% and 0.85%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $36,968 and reimbursed class level expenses of $190,632, $6,369, $24,709, $18,646 and $38,223 of Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net

12                         Invesco  Dividend Income Fund

assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2014, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $95,740 in front-end sales commissions from the sale of Class A shares and $1,422, $1,727 and $1,945 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $302 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$573,341,678	$33,580,809	$—	$606,922,487
Forward Foreign Currency Contracts*	—	220,504	—	220,504
Total Investments	$573,341,678	$33,801,313	$—	$607,142,991

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$220,504	$ (—)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended October 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$619,315
Change in Unrealized Appreciation:
Currency risk	246,036
Total	$865,351

13                         Invesco  Dividend Income Fund

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$8,489,220

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
11/19/14	Citigroup Global Markets Inc.	EUR	2,828,713	USD	3,653,142	$3,545,182	$107,960
11/19/14	Deutsche Bank Securities Inc.	EUR	2,948,810	USD	3,808,241	3,695,697	112,544
Total open forward foreign currency contracts — Currency Risk							$220,504

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.	$107,960	$—	$107,960	$—	$—	$107,960
Deutsche Bank Securities Inc.	112,544	—	115,544	—	—	112,544
Total	$220,504	$—	$220,504	$—	$—	$220,504

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,454.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco  Dividend Income Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $61,339,698 and $13,084,081, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$125,920,864
Aggregate unrealized (depreciation) of investment securities	(200,793)
Net unrealized appreciation of investment securities	$125,720,071

Cost of investments for tax purposes is $481,202,416.

15                         Invesco  Dividend Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,741,093	$54,648,771	4,507,848	$82,809,206
Class B	16,118	323,309	67,867	1,254,215
Class C	489,791	9,898,303	902,835	16,827,229
Class Y	1,317,677	26,602,357	1,040,815	19,770,626
Investor Class	86,378	1,746,895	227,718	4,234,571
Class R5	3,483	69,800	4,719	87,462
Class R6	358,782	7,183,422	503,712	9,243,501

Issued as reinvestment of dividends:
Class A	159,047	3,171,476	541,241	9,889,831
Class B	3,588	71,787	20,769	379,402
Class C	12,709	256,513	48,724	900,063
Class Y	13,305	267,548	15,319	284,228
Investor Class	34,431	692,697	128,423	2,365,210
Class R5	426	8,509	1,428	26,080
Class R6	22,196	442,880	60,536	1,108,291

Automatic conversion of Class B shares to Class A shares:
Class A	67,717	1,358,616	187,961	3,472,541
Class B	(67,515)	(1,358,616)	(187,394)	(3,472,541)

Reacquired:
Class A	(1,410,088)	(28,240,411)	(2,896,811)	(53,264,710)
Class B	(35,270)	(705,852)	(110,637)	(2,030,052)
Class C	(183,164)	(3,710,768)	(380,177)	(7,035,058)
Class Y	(211,956)	(4,296,511)	(207,849)	(3,775,082)
Investor Class	(176,135)	(3,541,345)	(515,384)	(9,517,340)
Class R5	(1,130)	(22,648)	(10,125)	(185,084)
Class R6	(134,069)	(2,701,079)	(39,122)	(713,061)
Net increase in share activity	3,107,414	$62,165,653	3,912,416	$72,659,528

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

16                         Invesco  Dividend Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/14	$19.88	$0.22	$0.79	$1.01	$(0.21)	$—	$(0.21)	$20.68	5.11%	$381,604	1.10	%(d)	1.22	%(d)	2.20	%(d)	3%
Year ended 04/30/14	18.02	0.41	2.16	2.57	(0.48)	(0.23)	(0.71)	19.88	14.66	335,837	1.09		1.29		2.22		4
Year ended 04/30/13	16.93	0.50	2.21	2.71	(0.52)	(1.10)	(1.62)	18.02	16.83	262,332	1.26		1.34		2.87		66
Year ended 04/30/12	16.18	0.43	0.73	1.16	(0.41)	—	(0.41)	16.93	7.31	241,103	1.32		1.37		2.66		14
Year ended 04/30/11	14.28	0.40	1.87	2.27	(0.37)	—	(0.37)	16.18	16.24	132,403	1.45		1.46		2.75		17
One month ended 04/30/10	14.00	0.01	0.27	0.28	—	—	—	14.28	2.00	130,406	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.57	0.34	2.43	2.77	(0.34)	—	(0.34)	14.00	24.06	129,685	1.53		1.54		2.58		14
Class B
Six months ended 10/31/14	19.93	0.14	0.80	0.94	(0.13)	—	(0.13)	20.74	4.76	11,260	1.85	(d)	1.97	(d)	1.45	(d)	3
Year ended 04/30/14	18.07	0.27	2.16	2.43	(0.34)	(0.23)	(0.57)	19.93	13.76	12,479	1.84		2.04		1.47		4
Year ended 04/30/13	16.97	0.37	2.21	2.58	(0.38)	(1.10)	(1.48)	18.07	15.92	15,099	2.01		2.09		2.12		66
Year ended 04/30/12	16.22	0.31	0.73	1.04	(0.29)	—	(0.29)	16.97	6.50	18,620	2.07		2.12		1.91		14
Year ended 04/30/11	14.31	0.29	1.88	2.17	(0.26)	—	(0.26)	16.22	15.42	13,669	2.20		2.21		2.00		17
One month ended 04/30/10	14.04	(0.00)	0.27	0.27	—	—	—	14.31	1.92	15,680	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.60	0.24	2.44	2.68	(0.24)	—	(0.24)	14.04	23.19	15,828	2.28		2.29		1.83		14
Class C
Six months ended 10/31/14	20.11	0.14	0.81	0.95	(0.13)	—	(0.13)	20.93	4.78	50,531	1.85	(d)	1.97	(d)	1.45	(d)	3
Year ended 04/30/14	18.24	0.27	2.17	2.44	(0.34)	(0.23)	(0.57)	20.11	13.71	42,150	1.84		2.04		1.47		4
Year ended 04/30/13	17.11	0.37	2.24	2.61	(0.38)	(1.10)	(1.48)	18.24	15.99	27,793	2.01		2.09		2.12		66
Year ended 04/30/12	16.36	0.31	0.73	1.04	(0.29)	—	(0.29)	17.11	6.46	26,511	2.07		2.12		1.91		14
Year ended 04/30/11	14.43	0.30	1.90	2.20	(0.27)	—	(0.27)	16.36	15.45	13,433	2.20		2.21		2.00		17
One month ended 04/30/10	14.15	(0.00)	0.28	0.28	—	—	—	14.43	1.98	12,457	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.70	0.25	2.45	2.70	(0.25)	—	(0.25)	14.15	23.09	12,723	2.28		2.29		1.83		14
Class Y
Six months ended 10/31/14	20.06	0.25	0.79	1.04	(0.24)	—	(0.24)	20.86	5.21	46,952	0.85	(d)	0.97	(d)	2.45	(d)	3
Year ended 04/30/14	18.18	0.46	2.17	2.63	(0.52)	(0.23)	(0.75)	20.06	14.95	22,690	0.84		1.04		2.47		4
Year ended 04/30/13	17.07	0.54	2.24	2.78	(0.57)	(1.10)	(1.67)	18.18	17.16	5,146	1.01		1.09		3.12		66
Year ended 04/30/12	16.32	0.48	0.73	1.21	(0.46)	—	(0.46)	17.07	7.54	5,622	1.07		1.12		2.91		14
Year ended 04/30/11	14.40	0.44	1.89	2.33	(0.41)	—	(0.41)	16.32	16.56	1,393	1.20		1.21		3.00		17
One month ended 04/30/10	14.11	0.01	0.28	0.29	—	—	—	14.40	2.06	1,057	1.24	(e)	1.25	(e)	0.78	(e)	0
Year ended 03/31/10	11.67	0.39	2.43	2.82	(0.38)	—	(0.38)	14.11	24.26	1,038	1.28		1.29		2.83		14
Investor Class
Six months ended 10/31/14	20.05	0.22	0.80	1.02	(0.21)	—	(0.21)	20.86	5.13	72,558	1.10	(d)	1.22	(d)	2.20	(d)	3
Year ended 04/30/14	18.18	0.41	2.17	2.58	(0.48)	(0.23)	(0.71)	20.05	14.61	70,853	1.09		1.29		2.22		4
Year ended 04/30/13	17.07	0.50	2.23	2.73	(0.52)	(1.10)	(1.62)	18.18	16.84	67,130	1.26		1.34		2.87		66
Year ended 04/30/12	16.32	0.44	0.73	1.17	(0.42)	—	(0.42)	17.07	7.28	62,707	1.32		1.37		2.66		14
Year ended 04/30/11	14.40	0.41	1.89	2.30	(0.38)	—	(0.38)	16.32	16.27	60,196	1.45		1.46		2.75		17
One month ended 04/30/10	14.11	0.01	0.28	0.29	—	—	—	14.40	2.06	59,707	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.67	0.35	2.44	2.79	(0.35)	—	(0.35)	14.11	23.96	59,381	1.53		1.54		2.58		14
Class R5
Six months ended 10/31/14	19.88	0.25	0.80	1.05	(0.24)	—	(0.24)	20.69	5.32	756	0.81	(d)	0.82	(d)	2.49	(d)	3
Year ended 04/30/14	18.03	0.45	2.15	2.60	(0.52)	(0.23)	(0.75)	19.88	14.87	671	0.84		0.87		2.47		4
Year ended 04/30/13	16.94	0.56	2.22	2.78	(0.59)	(1.10)	(1.69)	18.03	17.32	680	0.87		0.88		3.26		66
Year ended 04/30/12	16.19	0.51	0.72	1.23	(0.48)	—	(0.48)	16.94	7.77	8,692	0.85		0.86		3.13		14
Year ended 04/30/11	14.28	0.48	1.88	2.36	(0.45)	—	(0.45)	16.19	16.94	7,820	0.93		0.94		3.27		17
One month ended 04/30/10	14.00	0.01	0.27	0.28	—	—	—	14.28	2.00	10,034	0.98	(e)	0.99	(e)	1.04	(e)	0
Year ended 03/31/10	11.57	0.42	2.43	2.85	(0.42)	—	(0.42)	14.00	24.75	9,934	0.97		0.98		3.14		14
Class R6
Six months ended 10/31/14	19.89	0.25	0.80	1.05	(0.24)	—	(0.24)	20.70	5.33	40,236	0.78	(d)	0.79	(d)	2.52	(d)	3
Year ended 04/30/14	18.04	0.46	2.15	2.61	(0.53)	(0.23)	(0.76)	19.89	14.89	33,762	0.82		0.83		2.49		4
Year ended 04/30/13(f)	17.55	0.34	1.58	1.92	(0.33)	(1.10)	(1.43)	18.04	11.58	21,141	0.89	(e)	0.89	(e)	3.24	(e)	66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $96,656,625 and sold of $8,278,596 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Utility Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $354,846, $11,855, $45,995, $34,709, $71,148, $718 and $36,965 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of September 24, 2012 for Class R6 shares.

17                         Invesco  Dividend Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,051.10	$5.69	$1,019.66	$5.60	1.10%
B	1,000.00	1,047.60	9.55	1,015.88	9.40	1.85
C	1,000.00	1,047.80	9.55	1,015.88	9.40	1.85
Y	1,000.00	1,052.10	4.40	1,020.92	4.33	0.85
Investor	1,000.00	1,051.30	5.69	1,019.66	5.60	1.10
R5	1,000.00	1,053.20	4.19	1,021.12	4.13	0.81
R6	1,000.00	1,053.30	4.04	1,021.27	3.97	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco  Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Dividend Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the

19                         Invesco  Dividend Income Fund

first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

20                         Invesco  Dividend Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms

N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-DIVI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Energy Fund
Nasdaq:
A: IENAX ¡ B: IENBX ¡ C: IEFCX ¡ Y: IENYX ¡ Investor: FSTEX ¡ R5: IENIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.97%
Class B Shares	-12.31
Class C Shares	-12.30
Class Y Shares	-11.86
Investor Class Shares	-11.97
Class R5 Shares	-11.81
S&P 500 Index▼ (Broad Market Index)	8.22
MSCI World Energy Index▼ (Style-Specific Index)	-9.06
Lipper Natural Resource Funds Index■ (Peer Group Index)	-9.98
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The MSCI World Energy Index is a free float-adjusted market-capitalization index that represents the energy segment in global developed market equity performance. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Energy Fund

Average Annual Total Returns
As of 10/31/14, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	10.15%
10 Years	9.30
5 Years	4.64
1 Year	-7.97

Class B Shares
Inception (3/28/02)	10.14%
10 Years	9.27
5 Years	4.71
1 Year	-8.15

Class C Shares
Inception (2/14/00)	11.06%
10 Years	9.11
5 Years	5.04
1 Year	-4.31

Class Y Shares
10 Years	10.10%
5 Years	6.10
1 Year	-2.37

Investor Class Shares
Inception (1/19/84)	9.42%
10 Years	9.93
5 Years	5.84
1 Year	-2.61

Class R5 Shares
Inception(1/31/06)	4.36%
5 Years	6.23
1 Year	-2.27

Average Annual Total Returns
As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	10.90%
10 Years	10.13
5 Years	6.08
1 Year	3.05

Class B Shares
Inception (3/28/02)	10.89%
10 Years	10.11
5 Years	6.16
1 Year	3.24

Class C Shares
Inception (2/14/00)	11.71%
10 Years	9.94
5 Years	6.48
1 Year	7.24

Class Y Shares
10 Years	10.93%
5 Years	7.55
1 Year	9.30

Investor Class Shares
Inception (1/19/84)	9.72%
10 Years	10.77
5 Years	7.28
1 Year	9.05

Class R5 Shares
Inception (1/31/06)	5.33%
5 Years	7.68
1 Year	9.43

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.15%, 1.90%, 1.90%, 0.90%, 1.15% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class B and Class C shares in the past, performance would have been lower.

3                         Invesco Energy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Energy Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.96%
Diversified Chemicals–1.05%
Dow Chemical Co. (The)	250,704	$12,384,778

Integrated Oil & Gas–29.36%
BG Group PLC (United Kingdom)	2,056,506	34,274,902
BP PLC–ADR (United Kingdom)	737,834	32,066,266
Cenovus Energy Inc. (Canada)	1,317,034	32,595,686
Chevron Corp.	405,419	48,630,009
Exxon Mobil Corp.	612,749	59,258,956
Galp Energia, SGPS, S.A. (Portugal)	630,663	9,166,950
Occidental Petroleum Corp.	384,099	34,157,924
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	730,953	52,475,116
Suncor Energy, Inc. (Canada)	1,190,518	42,279,288
		344,905,097

Oil & Gas Drilling–4.92%
Ensco PLC–Class A	912,494	37,038,132
Helmerich & Payne, Inc.	238,843	20,736,349
		57,774,481

Oil & Gas Equipment & Services–12.97%
Cameron International Corp.(b)	506,272	30,148,498
Halliburton Co.	413,731	22,813,127
National Oilwell Varco Inc.	169,665	12,324,466
Schlumberger Ltd.	351,767	34,705,332
Superior Energy Services, Inc.	404,500	10,173,175
Tidewater Inc.	650,936	24,000,010
Weatherford International PLC(b)	1,109,715	18,221,520
		152,386,128

Oil & Gas Exploration & Production–44.18%
Anadarko Petroleum Corp.	483,848	44,407,569
Apache Corp.	732,997	56,587,368
Cabot Oil & Gas Corp.	475,009	14,772,780

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Canadian Natural Resources Ltd. (Canada)	1,257,179	$43,876,875
Cobalt International Energy, Inc.(b)	2,275,406	26,645,004
Concho Resources Inc.(b)	251,861	27,460,405
Devon Energy Corp.	906,250	54,375,000
EOG Resources, Inc.	403,084	38,313,134
Marathon Oil Corp.	735,083	26,021,938
Noble Energy, Inc.	421,548	24,293,811
Oasis Petroleum Inc.(b)	463,305	13,880,618
PrairieSky Royalty Ltd. (Canada)	478,053	14,720,418
Range Resources Corp.	325,027	22,231,847
Rosetta Resources, Inc.(b)	297,974	11,331,951
Southwestern Energy Co.(b)	925,210	30,078,577
Tullow Oil PLC (United Kingdom)	1,323,548	10,302,651
Ultra Petroleum Corp.(b)	1,571,801	35,837,063
Whiting Petroleum Corp.(b)	390,361	23,905,708
		519,042,717

Oil & Gas Refining & Marketing–4.48%
Marathon Petroleum Corp.	154,358	14,031,142
Phillips 66	492,091	38,629,144
		52,660,286
Total Common Stocks & Other Equity Interests (Cost $961,767,906)		1,139,153,487

Money Market Funds–3.28%
Liquid Assets Portfolio– Institutional Class(c)	19,252,492	19,252,492
Premier Portfolio– Institutional Class(c)	19,252,491	19,252,491
Total Money Market Funds (Cost $38,504,983)		38,504,983
TOTAL INVESTMENTS–100.24% (Cost $1,000,272,889)		1,177,658,470
OTHER ASSETS LESS LIABILITIES–(0.24)%		(2,763,622)
NET ASSETS–100.00%		$1,174,894,848

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2014

Oil & Gas Exploration & Production	44.2%
Integrated Oil & Gas	29.4
Oil & Gas Equipment & Services	13.0
Oil & Gas Drilling	4.9
Oil & Gas Refining & Marketing	4.5
Diversified Chemicals	1.0
Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $961,767,906)	$1,139,153,487
Investments in affiliated money market funds, at value and cost	38,504,983
Total investments, at value (Cost $1,000,272,889)	1,177,658,470
Foreign currencies, at value (Cost $849,350)	840,019
Receivable for:
Fund shares sold	2,286,131
Dividends	370,570
Investment for trustee deferred compensation and retirement plans	239,847
Other assets	74,664
Total assets	1,181,469,701

Liabilities:
Payable for:
Fund shares reacquired	5,238,988
Accrued fees to affiliates	955,111
Accrued trustees’ and officers’ fees and benefits	3,476
Accrued other operating expenses	95,829
Trustee deferred compensation and retirement plans	281,449
Total liabilities	6,574,853
Net assets applicable to shares outstanding	$1,174,894,848

Net assets consist of:
Shares of beneficial interest	$883,775,724
Undistributed net investment income	3,223,934
Undistributed net realized gain	110,521,575
Net unrealized appreciation	177,373,615
$1,174,894,848

Net Assets:
Class A	$562,579,248
Class B	$26,831,680
Class C	$152,026,556
Class Y	$63,740,258
Investor Class	$337,512,155
Class R5	$32,204,951

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	12,815,465
Class B	680,989
Class C	3,955,070
Class Y	1,446,360
Investor Class	7,716,087
Class R5	716,505
Class A:
Net asset value per share	$43.90
Maximum offering price per share
(Net asset value of $43.90 ÷ 94.50%)	$46.46
Class B:
Net asset value and offering price per share	$39.40
Class C:
Net asset value and offering price per share	$38.44
Class Y:
Net asset value and offering price per share	$44.07
Investor Class:
Net asset value and offering price per share	$43.74
Class R5:
Net asset value and offering price per share	$44.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $472,093)	$11,551,157
Dividends from affiliated money market funds (includes securities lending income of $211,138)	226,979
Total investment income	11,778,136

Expenses:
Advisory fees	4,348,725
Administrative services fees	172,323
Custodian fees	40,091
Distribution fees:
Class A	831,210
Class B	172,263
Class C	882,300
Investor Class	507,857
Transfer agent fees — A, B, C, Y and Investor	1,379,327
Transfer agent fees — R5	16,408
Trustees’ and officers’ fees and benefits	18,472
Other	186,654
Total expenses	8,555,630
Less: Fees waived and expense offset arrangement(s)	(65,316)
Net expenses	8,490,314
Net investment income	3,287,822

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	67,684,892
Foreign currencies	(82,529)
67,602,363
Change in net unrealized appreciation (depreciation) of:
Investment securities	(234,476,793)
Foreign currencies	(13,479)
(234,490,272)
Net realized and unrealized gain (loss)	(166,887,909)
Net increase (decrease) in net assets resulting from operations	$(163,600,087)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income	$3,287,822	$4,118,207
Net realized gain	67,602,363	82,409,125
Change in net unrealized appreciation (depreciation)	(234,490,272)	190,741,982
Net increase (decrease) in net assets resulting from operations	(163,600,087)	277,269,314

Distributions to shareholders from net investment income:
Class A	—	(2,722,136)
Class Y	—	(495,187)
Investor Class	—	(1,685,810)
Class R5	—	(297,938)
Total distributions from net investment income	—	(5,201,071)

Distributions to shareholders from net realized gains:
Class A	—	(2,850,986)
Class B	—	(216,887)
Class C	—	(881,681)
Class Y	—	(266,347)
Investor Class	—	(1,765,606)
Class R5	—	(131,513)
Total distributions from net realized gains	—	(6,113,020)

Share transactions–net:
Class A	(22,093,306)	(83,008,300)
Class B	(6,613,966)	(21,625,139)
Class C	(3,993,689)	(21,853,420)
Class Y	8,957,546	(2,297,513)
Investor Class	(35,876,460)	(23,754,879)
Class R5	4,300,418	1,483,471
Net increase (decrease) in net assets resulting from share transactions	(55,319,457)	(151,055,780)
Net increase (decrease) in net assets	(218,919,544)	114,899,443

Net assets:
Beginning of period	1,393,814,392	1,278,914,949
End of period (includes undistributed net investment income of $3,223,934 and $(63,888), respectively)	$1,174,894,848	$1,393,814,392

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of

8                         Invesco Energy Fund

other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

9                         Invesco Energy Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

10                         Invesco Energy Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $61,414.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

11                         Invesco Energy Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2014, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $78,157 in front-end sales commissions from the sale of Class A shares and $5,582, $10,714 and $2,321 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,123,913,967	$53,744,503	$—	$1,177,658,470

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,902.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Energy Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $200,806,645 and $197,962,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$227,097,500
Aggregate unrealized (depreciation) of investment securities	(53,690,386)
Net unrealized appreciation of investment securities	$173,407,114

Cost of investments for tax purposes is $1,004,251,356.

13                         Invesco Energy Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,862,355	$93,246,715	2,470,897	$110,999,182
Class B	13,983	624,544	29,516	1,182,515
Class C	318,647	13,682,447	353,152	13,781,724
Class Y	617,487	31,499,478	444,752	19,815,242
Investor Class	808,702	40,034,346	1,278,365	58,270,829
Class R5	239,555	11,897,269	244,722	11,135,840

Issued as reinvestment of dividends:
Class A	—	—	117,465	5,128,524
Class B	—	—	5,049	199,180
Class C	—	—	21,323	820,726
Class Y	—	—	14,611	639,105
Investor Class	—	—	76,165	3,313,949
Class R5	—	—	9,612	428,406

Automatic conversion of Class B shares to Class A shares:
Class A	84,892	4,184,678	284,256	12,659,426
Class B	(94,428)	(4,184,678)	(315,410)	(12,659,426)

Reacquired:
Class A	(2,423,006)	(119,524,699)	(4,878,282)	(211,795,432)
Class B	(68,606)	(3,053,832)	(260,636)	(10,347,408)
Class C	(413,204)	(17,676,136)	(940,648)	(36,455,870)
Class Y	(473,621)	(22,541,932)	(513,092)	(22,751,860)
Investor Class	(1,528,083)	(75,910,806)	(1,933,992)	(85,339,657)
Class R5	(149,745)	(7,596,851)	(222,456)	(10,080,775)
Net increase (decrease) in share activity	(1,205,072)	$(55,319,457)	(3,714,631)	$(151,055,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Energy Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/14	$49.87	$0.14	$(6.11)	$(5.97)	$—	$—	$—	$43.90	(11.97)%	$562,579	1.13	%(d)	1.14	%(d)	0.57	%(d)	15%
Year ended 04/30/14	40.52	0.19	9.57	9.76	(0.20)	(0.21)	(0.41)	49.87	24.23	662,813	1.15		1.15		0.43		14
Year ended 04/30/13	39.00	0.14	1.38	1.52	—	—	—	40.52	3.90	619,826	1.15		1.16		0.37		56
Year ended 04/30/12	47.26	0.01	(8.27)	(8.26)	—	—	—	39.00	(17.48)	723,304	1.12		1.13		0.03		61
Year ended 04/30/11	35.99	(0.03)	11.33	11.30	(0.03)	—	(0.03)	47.26	31.42	1,048,194	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.34	(0.03)	0.68	0.65	—	—	—	35.99	1.84	742,987	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.91	0.07	11.38	11.45	(0.02)	—	(0.02)	35.34	47.91	725,470	1.17		1.18		0.22		49
Class B
Six months ended 10/31/14	44.93	(0.04)	(5.49)	(5.53)	—	—	—	39.40	(12.31)	26,832	1.88	(d)	1.89	(d)	(0.18	)(d)	15
Year ended 04/30/14	36.63	(0.13)	8.64	8.51	—	(0.21)	(0.21)	44.93	23.31	37,293	1.90		1.90		(0.32)		14
Year ended 04/30/13	35.52	(0.13)	1.24	1.11	—	—	—	36.63	3.12	50,241	1.90		1.91		(0.38)		56
Year ended 04/30/12	43.37	(0.26)	(7.59)	(7.85)	—	—	—	35.52	(18.10)	73,896	1.87		1.88		(0.72)		61
Year ended 04/30/11	33.25	(0.29)	10.41	10.12	—	—	—	43.37	30.44	116,438	1.88		1.88		(0.85)		58
One month ended 04/30/10	32.68	(0.05)	0.62	0.57	—	—	—	33.25	1.75	109,771	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	22.26	(0.16)	10.58	10.42	—	—	—	32.68	46.81	108,880	1.92		1.93		(0.53)		49
Class C
Six months ended 10/31/14	43.83	(0.04)	(5.35)	(5.39)	—	—	—	38.44	(12.30)	152,027	1.88	(d)	1.89	(d)	(0.18	)(d)	15
Year ended 04/30/14	35.74	(0.13)	8.43	8.30	—	(0.21)	(0.21)	43.83	23.31	177,502	1.90		1.90		(0.32)		14
Year ended 04/30/13	34.66	(0.13)	1.21	1.08	—	—	—	35.74	3.12	164,978	1.90		1.91		(0.38)		56
Year ended 04/30/12	42.32	(0.26)	(7.40)	(7.66)	—	—	—	34.66	(18.10)	202,489	1.87		1.88		(0.72)		61
Year ended 04/30/11	32.44	(0.29)	10.17	9.88	—	—	—	42.32	30.46	283,422	1.88		1.88		(0.85)		58
One month ended 04/30/10	31.88	(0.05)	0.61	0.56	—	—	—	32.44	1.76	207,451	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	21.71	(0.16)	10.33	10.17	—	—	—	31.88	46.85	205,003	1.92		1.93		(0.53)		49
Class Y
Six months ended 10/31/14	50.00	0.20	(6.13)	(5.93)	—	—	—	44.07	(11.86)	63,740	0.88	(d)	0.89	(d)	0.82	(d)	15
Year ended 04/30/14	40.70	0.30	9.60	9.90	(0.39)	(0.21)	(0.60)	50.00	24.54	65,123	0.90		0.90		0.68		14
Year ended 04/30/13	39.07	0.23	1.40	1.63	—	—	—	40.70	4.17	55,196	0.90		0.91		0.62		56
Year ended 04/30/12	47.24	0.11	(8.28)	(8.17)	—	—	—	39.07	(17.28)	74,126	0.87		0.88		0.28		61
Year ended 04/30/11	35.96	0.06	11.33	11.39	(0.12)	—	(0.12)	47.23	31.73	83,807	0.88		0.88		0.15		58
One month ended 04/30/10	35.31	(0.02)	0.67	0.65	—	—	—	35.96	1.84	48,291	0.91	(e)	0.91	(e)	(0.75	)(e)	9
Year ended 03/31/10	23.86	0.16	11.36	11.52	(0.07)	—	(0.07)	35.31	48.29	47,084	0.92		0.93		0.47		49
Investor Class
Six months ended 10/31/14	49.69	0.14	(6.09)	(5.95)	—	—	—	43.74	(11.97)	337,512	1.13	(d)	1.14	(d)	0.57	(d)	15
Year ended 04/30/14	40.38	0.19	9.53	9.72	(0.20)	(0.21)	(0.41)	49.69	24.22	419,142	1.15		1.15		0.43		14
Year ended 04/30/13	38.86	0.14	1.38	1.52	—	—	—	40.38	3.91	363,981	1.15		1.16		0.37		56
Year ended 04/30/12	47.09	0.01	(8.24)	(8.23)	—	—	—	38.86	(17.48)	428,174	1.12		1.13		0.03		61
Year ended 04/30/11	35.86	(0.03)	11.29	11.26	(0.03)	—	(0.03)	47.09	31.42	594,201	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.22	(0.03)	0.67	0.64	—	—	—	35.86	1.82	484,002	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.82	0.07	11.35	11.42	(0.02)	—	(0.02)	35.22	47.96	475,026	1.17		1.18		0.22		49
Class R5
Six months ended 10/31/14	50.97	0.23	(6.25)	(6.02)	—	—	—	44.95	(11.81)	32,205	0.78	(d)	0.79	(d)	0.92	(d)	15
Year ended 04/30/14	41.51	0.35	9.80	10.15	(0.48)	(0.21)	(0.69)	50.97	24.68	31,942	0.79		0.79		0.79		14
Year ended 04/30/13	39.81	0.29	1.41	1.70	—	—	—	41.51	4.27	24,693	0.78		0.79		0.74		56
Year ended 04/30/12	48.07	0.16	(8.42)	(8.26)	—	—	—	39.81	(17.18)	19,996	0.76		0.77		0.39		61
Year ended 04/30/11	36.60	0.10	11.55	11.65	(0.18)	—	(0.18)	48.07	31.92	13,915	0.77		0.77		0.26		58
One month ended 04/30/10	35.93	(0.02)	0.69	0.67	—	—	—	36.60	1.87	7,667	0.77	(e)	0.77	(e)	(0.61	)(e)	9
Year ended 03/31/10	24.32	0.21	11.59	11.80	(0.19)	—	(0.19)	35.93	48.57	6,411	0.74		0.75		0.65		49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $659,547, $34,172, $175,022, $73,319, $402,973 and $32,521 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Annualized.

15                         Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$880.30	$5.36	$1,019.51	$5.75	1.13%
B	1,000.00	876.90	8.89	1,015.73	9.55	1.88
C	1,000.00	877.00	8.89	1,015.73	9.55	1.88
Y	1,000.00	881.40	4.17	1,020.77	4.48	0.88
Investor	1,000.00	880.30	5.36	1,019.51	5.75	1.13
R5	1,000.00	881.90	3.70	1,021.27	3.97	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Energy Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Natural Resource Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

17                         Invesco Energy Fund

Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees noted that Invesco Canada Ltd. and a portfolio manager from the Affiliated Sub-Adviser began managing the assets of the Fund in February 2013. Invesco Advisers advised the Trustees that the Lipper Natural Resources category includes many funds that have other natural resource mandates beyond energy making relative performance comparisons difficult. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rate of a fund advised by Invesco Advisers and its affiliates that is managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that both the effective advisory fee rate and the sub-advised fee of the other fund are above the Fund’s rates. The Board noted that Invesco Advisers and its affiliates do not manage any other funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that

Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Energy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-ENE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Gold & Precious Metals Fund
Nasdaq:
A: IGDAX ■ B: IGDBX ■ C: IGDCX ■ Y: IGDYX ■ Investor: FGLDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-23.58%
Class B Shares	-23.67
Class C Shares	-23.76
Class Y Shares	-23.44
Investor Class Shares	-23.48
S&P 500 Index▼ (Broad Market Index)	8.22
Philadelphia Gold & Silver Index (price-only)▼ (Style-Specific Index)	-29.68
Lipper Precious Metals Equity Funds Index■ (Peer Group Index)	-24.56
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in mining gold and silver.

The Lipper Precious Metals Equity Funds Index is an unmanaged index considered representative of precious metals funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Gold & Precious Metals Fund

Average Annual Total Returns As of 10/31/14, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	5.11%
10 Years	1.03
5 Years	-11.61
1 Year	-28.26

Class B Shares
Inception (3/28/02)	5.21%
10 Years	1.01
5 Years	-11.59
1 Year	-28.28

Class C Shares
Inception (2/14/00)	6.65%
10 Years	0.84
5 Years	-11.26
1 Year	-25.29

Class Y Shares
10 Years	1.77%
5 Years	-10.41
1 Year	-23.76

Investor Class Shares
Inception (1/19/84)	-0.31%
10 Years	1.62
5 Years	-10.62
1 Year	-23.96

Average Annual Total Returns As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	6.73%
10 Years	2.95
5 Years	-9.04
1 Year	-13.61

Class B Shares
Inception (3/28/02)	6.84%
10 Years	2.92
5 Years	-9.04
1 Year	-13.90

Class C Shares
Inception (2/14/00)	8.06%
10 Years	2.75
5 Years	-8.70
1 Year	-10.09

Class Y Shares
10 Years	3.69%
5 Years	-7.80
1 Year	-8.44

Investor Class Shares
Inception (1/19/84)	0.30%
10 Years	3.53
5 Years	-8.02
1 Year	-8.71

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.49%, 2.24%, 2.24%, 1.24% and 1.49%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.04%
Brazil–3.32%
Yamana Gold Inc.	2,048,324	$8,152,330

Canada–69.50%
Agnico Eagle Mines Ltd.	466,034	10,951,799
Alamos Gold Inc.	1,107,121	8,262,390
B2Gold Corp.(a)	4,278,529	7,137,842
Barrick Gold Corp.	613,308	7,279,966
Belo Sun Mining Corp.(a)	5,513,000	709,366
Continental Gold Ltd.(a)	2,547,005	4,271,754
Detour Gold Corp.(a)	1,580,400	9,256,048
Eldorado Gold Corp.	2,176,644	11,898,240
Franco-Nevada Corp.	311,772	14,596,762
Goldcorp, Inc.	576,091	10,818,989
Ivanhoe Mines Ltd.–Class A(a)	3,064,735	2,311,673
Ivanhoe Mines Ltd.–Wts. expiring 12/10/15(a)	2,088,713	92,675
Kinross Gold Corp.(a)	2,438,498	5,214,997
Lydian International, Ltd.(a)	4,295,943	2,096,698
New Gold Inc.(a)	2,345,528	8,512,920
Orezone Gold Corp.(a)	455,255	193,915
Osisko Gold Royalties Ltd.(a)	125,358	1,566,280
Pan American Silver Corp.	258,804	2,388,761
Platinum Group Metals Ltd.(a)	4,110,616	3,319,425
Pretium Resources Inc.(a)	552,223	2,528,592
Primero Mining Corp.(a)	490,748	1,676,617
Rio Alto Mining Ltd.(a)	2,618,499	5,553,476
Rubicon Minerals Corp.(a)	5,694,770	4,800,809
Sandstorm Gold Ltd.(a)	737,215	2,119,599
SEMAFO Inc.(a)	2,128,556	5,194,364
Silver Wheaton Corp.(a)	569,044	9,884,294

	Shares	Value
Canada–(continued)
Torex Gold Resources Inc.(a)	12,910,912	$13,748,420
Turquoise Hill Resources Ltd.(a)	4,312,626	14,465,992
		170,852,663

Mali–3.52%
Randgold Resources Ltd.–ADR	148,684	8,654,896

Mexico–3.50%
Fresnillo PLC	769,642	8,597,561

South Africa–0.65%
Gold Fields Ltd.–ADR	498,499	1,590,212

United States–14.55%
Boart Longyear Ltd.(a)	8,776,163	1,899,184
iShares® Gold Trust–ETF(a)	721,100	8,184,485
Newmont Mining Corp.	330,970	6,208,997
SPDR® Gold Trust–ETF(a)	96,700	10,894,222
Stillwater Mining Co.(a)	186,417	2,447,655
Tahoe Resources Inc.(a)	354,171	6,138,042
		35,772,585
Total Common Stocks & Other Equity Interests (Cost $348,703,391)		233,620,247

Money Market Funds–5.80%
Liquid Assets Portfolio–Institutional Class(b)	7,126,072	7,126,072
Premier Portfolio–Institutional Class(b)	7,126,072	7,126,072
Total Money Market Funds (Cost $14,252,144)		14,252,144
TOTAL INVESTMENTS–100.84% (Cost $362,955,535)		247,872,391
OTHER ASSETS LESS LIABILITIES–(0.84)%		(2,060,829)
NET ASSETS–100.00%		$245,811,562

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets as of October 31, 2014

Gold	66.3%
Precious Metals & Minerals	8.3
Investment Companies — Exchange Traded Funds	7.8
Diversified Metals & Mining	6.8
Silver	5.0
Construction & Engineering	0.8
Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $348,703,391)	$233,620,247
Investments in affiliated money market funds, at value and cost	14,252,144
Total investments, at value (Cost $362,955,535)	247,872,391
Foreign currencies, at value (Cost $52,974)	46,142
Receivable for:
Investments sold	920,999
Fund shares sold	1,369,476
Dividends	384
Investment for trustee deferred compensation and retirement plans	93,641
Other assets	31,179
Total assets	250,334,212

Liabilities:
Payable for:
Investments purchased	3,155,186
Fund shares reacquired	933,487
Accrued fees to affiliates	258,790
Accrued trustees’ and officers’ fees and benefits	2,138
Accrued other operating expenses	65,826
Trustee deferred compensation and retirement plans	107,223
Total liabilities	4,522,650
Net assets applicable to shares outstanding	$245,811,562

Net assets consist of:
Shares of beneficial interest	$499,263,443
Undistributed net investment income (loss)	(27,884,803)
Undistributed net realized gain (loss)	(110,490,741)
Net unrealized appreciation (depreciation)	(115,076,337)
$245,811,562

Net Assets:
Class A	$110,599,386
Class B	$6,207,147
Class C	$26,020,391
Class Y	$22,284,134
Investor Class	$80,700,504

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	30,452,038
Class B	1,799,527
Class C	7,058,554
Class Y	6,039,016
Investor Class	22,098,458
Class A:
Net asset value per share	$3.63
Maximum offering price per share
(Net asset value of $3.63 ÷ 94.50%)	$3.84
Class B:
Net asset value and offering price per share	$3.45
Class C:
Net asset value and offering price per share	$3.69
Class Y:
Net asset value and offering price per share	$3.69
Investor Class:
Net asset value and offering price per share	$3.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $146,637)	$886,823
Dividends from affiliated money market funds (includes securities lending income of $82,226)	85,200
Total investment income	972,023

Expenses:
Advisory fees	1,294,885
Administrative services fees	49,792
Custodian fees	29,542
Distribution fees:
Class A	186,821
Class B	46,618
Class C	175,399
Investor Class	130,245
Transfer agent fees	506,762
Trustees’ and officers’ fees and benefits	11,862
Other	108,167
Total expenses	2,540,093
Less: Fees waived and expense offset arrangement(s)	(14,997)
Net expenses	2,525,096
Net investment income (loss)	(1,553,073)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(26,996,231)
Foreign currencies	128,919
(26,867,312)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(52,041,538)
Foreign currencies	6,807
(52,034,731)
Net realized and unrealized gain (loss)	(78,902,043)
Net increase (decrease) in net assets resulting from operations	$(80,455,116)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(1,553,073)	$(1,711,647)
Net realized gain (loss)	(26,867,312)	(38,142,898)
Change in net unrealized appreciation (depreciation)	(52,034,731)	(3,805,820)
Net increase (decrease) in net assets resulting from operations	(80,455,116)	(43,660,365)

Share transactions–net:
Class A	3,344,716	27,535,786
Class B	(1,621,068)	(4,811,808)
Class C	1,621,826	2,759,777
Class Y	(1,372,208)	20,185,340
Investor Class	3,202,797	(6,658,126)
Net increase in net assets resulting from share transactions	5,176,063	39,010,969
Net increase (decrease) in net assets	(75,279,053)	(4,649,396)

Net assets:
Beginning of period	321,090,615	325,740,011
End of period (includes undistributed net investment income (loss) of $(27,884,803) and $(26,331,730), respectively)	$245,811,562	$321,090,615

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

8                         Invesco Gold & Precious Metals Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

9                         Invesco Gold & Precious Metals Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

10                         Invesco Gold & Precious Metals Fund

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $12,459.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $32,340 in front-end sales commissions from the sale of Class A shares and $100, $6,206 and $2,010 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Gold & Precious Metals Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Brazil	$8,152,330	$—	$—	$8,152,330
Canada	170,852,663	—	—	170,852,663
Mali	8,654,896	—	—	8,654,896
Mexico	—	8,597,561	—	8,597,561
South Africa	1,590,212	—	—	1,590,212
United States	48,125,545	1,899,184	—	50,024,729
Total Investments	$237,375,646	$10,496,745	$—	$247,872,391

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,538.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will

12                         Invesco Gold & Precious Metals Fund

retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2014:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,617,125	$61,549,955	$68,167,080

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $74,700,134 and $67,354,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,958,099
Aggregate unrealized (depreciation) of investment securities	(167,337,411)
Net unrealized appreciation (depreciation) of investment securities	$(147,379,312)

Cost of investments for tax purposes is $395,251,703.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,553,236	$26,951,139	17,588,440	$84,151,428
Class B	53,658	247,985	176,845	821,967
Class C	1,059,914	5,293,157	2,837,578	13,791,529
Class Y	5,894,973	30,978,531	7,578,739	36,227,530
Investor Class	2,872,412	12,770,466	4,192,789	20,483,078

Automatic conversion of Class B shares to Class A shares:
Class A	205,162	995,016	405,073	1,935,060
Class B	(215,519)	(995,016)	(423,579)	(1,935,060)

Reacquired:
Class A	(5,064,769)	(24,601,439)	(12,406,372)	(58,550,702)
Class B	(189,827)	(874,037)	(817,068)	(3,698,715)
Class C	(751,543)	(3,671,331)	(2,309,333)	(11,031,752)
Class Y	(7,397,228)	(32,350,739)	(3,257,352)	(16,042,190)
Investor Class	(1,971,801)	(9,567,669)	(5,745,543)	(27,141,204)
Net increase in share activity	48,668	$5,176,063	7,820,217	$39,010,969

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 10/31/14	$4.75	$(0.02)	$(1.10)	$(1.12)	$—	$—	$—	$3.63	(23.58)%	$110,599	1.40	%(e)	1.41	%(e)	(0.84	)%(e)	21%
Year ended 04/30/14	5.44	(0.02)	(0.67)	(0.69)	—	—	—	4.75	(12.68)	141,237	1.45		1.46		(0.47)		18
Year ended 04/30/13	7.78	(0.02)	(2.17)	(2.19)	—	(0.15)	(0.15)	5.44	(28.65)	131,605	1.32		1.32		(0.21)		25
Year ended 04/30/12	11.22	(0.04)	(2.69)	(2.73)	(0.23)	(0.48)	(0.71)	7.78	(25.24)	198,717	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.64	(0.06)	2.97	2.91	(0.33)	—	(0.33)	11.22	33.86	274,558	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.84	(0.01)	0.81	0.80	—	—	—	8.64	10.20	179,158	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.91	(0.06)	2.13	2.07	(0.14)	—	(0.14)	7.84	34.88	157,681	1.31		1.32		(0.79)		3
Class B
Six months ended 10/31/14	4.52	(0.04)	(1.03)	(1.07)	—	—	—	3.45	(23.67)	6,207	2.15	(e)	2.16	(e)	(1.59	)(e)	21
Year ended 04/30/14	5.24	(0.06)	(0.66)	(0.72)	—	—	—	4.52	(13.74)	9,733	2.20		2.21		(1.22)		18
Year ended 04/30/13	7.54	(0.07)	(2.08)	(2.15)	—	(0.15)	(0.15)	5.24	(29.03)	16,834	2.07		2.07		(0.96)		25
Year ended 04/30/12	10.95	(0.11)	(2.61)	(2.72)	(0.21)	(0.48)	(0.69)	7.54	(25.82)	32,217	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.46	(0.13)	2.89	2.76	(0.27)	—	(0.27)	10.95	32.73	55,497	1.98		1.98		(1.40)		30
One month ended 04/30/10	7.68	(0.01)	0.79	0.78	—	—	—	8.46	10.16	45,239	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	5.77	(0.11)	2.08	1.97	(0.06)	—	(0.06)	7.68	34.07	41,467	2.06		2.07		(1.54)		3
Class C
Six months ended 10/31/14	4.84	(0.04)	(1.11)	(1.15)	—	—	—	3.69	(23.76)	26,020	2.15	(e)	2.16	(e)	(1.59	)(e)	21
Year ended 04/30/14	5.60	(0.06)	(0.70)	(0.76)	—	—	—	4.84	(13.57)	32,640	2.20		2.21		(1.22)		18
Year ended 04/30/13	8.05	(0.07)	(2.23)	(2.30)	—	(0.15)	(0.15)	5.60	(29.05)	34,820	2.07		2.07		(0.96)		25
Year ended 04/30/12	11.63	(0.11)	(2.78)	(2.89)	(0.21)	(0.48)	(0.69)	8.05	(25.77)	51,017	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.97	(0.14)	3.07	2.93	(0.27)	—	(0.27)	11.63	32.77	80,280	1.98		1.98		(1.40)		30
One month ended 04/30/10	8.15	(0.01)	0.83	0.82	—	—	—	8.97	10.06	53,588	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	6.12	(0.12)	2.21	2.09	(0.06)	—	(0.06)	8.15	34.08	51,104	2.06		2.07		(1.54)		3
Class Y
Six months ended 10/31/14	4.82	(0.01)	(1.12)	(1.13)	—	—	—	3.69	(23.44)	22,284	1.15	(e)	1.16	(e)	(0.59	)(e)	21
Year ended 04/30/14	5.52	(0.01)	(0.69)	(0.70)	—	—	—	4.82	(12.68)	36,328	1.20		1.21		(0.22)		18
Year ended 04/30/13	7.86	(0.00)	(2.19)	(2.19)	—	(0.15)	(0.15)	5.52	(28.35)	17,777	1.07		1.07		0.04		25
Year ended 04/30/12	11.32	(0.01)	(2.73)	(2.74)	(0.24)	(0.48)	(0.72)	7.86	(25.14)	20,131	1.02		1.02		(0.14)		14
Year ended 04/30/11	8.71	(0.04)	3.00	2.96	(0.35)	—	(0.35)	11.32	34.19	15,493	0.98		0.98		(0.40)		30
One month ended 04/30/10	7.91	(0.00)	0.80	0.80	—	—	—	8.71	10.11	5,690	1.04	(f)	1.05	(f)	(0.52	)(f)	2
Year ended 03/31/10	5.95	(0.04)	2.15	2.11	(0.15)	—	(0.15)	7.91	35.46	4,973	1.06		1.07		(0.54)		3
Investor Class
Six months ended 10/31/14	4.77	(0.02)	(1.10)	(1.12)	—	—	—	3.65	(23.48)	80,701	1.40	(e)	1.41	(e)	(0.84	)(e)	21
Year ended 04/30/14	5.48	(0.02)	(0.69)	(0.71)	—	—	—	4.77	(12.96)	101,153	1.45		1.46		(0.47)		18
Year ended 04/30/13	7.83	(0.02)	(2.18)	(2.20)	—	(0.15)	(0.15)	5.48	(28.59)	124,703	1.32		1.32		(0.21)		25
Year ended 04/30/12	11.28	(0.04)	(2.70)	(2.74)	(0.23)	(0.48)	(0.71)	7.83	(25.20)	188,933	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.69	(0.06)	2.98	2.92	(0.33)	—	(0.33)	11.28	33.78	279,686	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.89	(0.01)	0.81	0.80	—	—	—	8.69	10.14	205,022	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.94	(0.06)	2.15	2.09	(0.14)	—	(0.14)	7.89	35.04	187,995	1.31		1.32		(0.79)		3

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A Class B, Class C, Class Y and Investor Class shares, which were less than $0.005 per share for the fiscal years ended April 30, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $148,238, $9,248, $34,794 $46,861 and $103,347 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.

14                         Invesco Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$764.20	$6.23	$1,018.15	$7.12	1.40%
B	1,000.00	763.30	9.56	1,014.37	10.92	2.15
C	1,000.00	762.40	9.55	1,014.37	10.92	2.15
Y	1,000.00	765.60	5.12	1,019.41	5.85	1.15
Investor	1,000.00	765.20	6.23	1,018.15	7.12	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year

15                         Invesco Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Gold & Precious Metals Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Precious Metals Equity Fund Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

16                         Invesco Gold & Precious Metals Fund

above the performance of the Index for the one, three and five year period. The Trustees noted that Invesco Canada Ltd. and a portfolio manager from the Affiliated Sub-Adviser began managing the Fund in February 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee rate waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers advises an off-shore fund with a similar investment process, which had an effective advisory fee rate before waivers higher than the Fund’s rate. The Board noted that Invesco Advisers and its affiliates do not manage other funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

17                         Invesco Gold & Precious Metals Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-GPM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Mid Cap Growth Fund
Nasdaq:
A: VGRAX ■ B: VGRBX ■ C: VGRCX ■ R: VGRRX ■ Y: VGRDX ■ R5: VGRJX ■ R6: VGRFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.55%
Class B Shares	5.57
Class C Shares	5.17
Class R Shares	5.44
Class Y Shares	5.70
Class R5 Shares	5.75
Class R6 Shares	5.78
S&P 500 Index▼ (Broad Market Index)	8.22
Russell Midcap Growth Index▼ (Style-Specific Index)	8.06
Lipper Mid-Cap Growth Funds Index■ (Peer Group Index)	7.16
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Mid Cap Growth Fund

Average Annual Total Returns
As of 10/31/14, including maximum applicable sales charges
Class A Shares
Inception (12/27/95)	11.91%
10 Years	9.55
5 Years	14.00
1 Year	4.58

Class B Shares
Inception (12/27/95)	11.93%
10 Years	9.82
5 Years	15.01
1 Year	5.65

Class C Shares
Inception (12/27/95)	11.45%
10 Years	9.35
5 Years	14.44
1 Year	8.87

Class R Shares
Inception (7/11/08)	9.74%
5 Years	15.01
1 Year	10.38

Class Y Shares
Inception (8/12/05)	9.17%
5 Years	15.58
1 Year	10.93

Class R5 Shares
10 Years	10.34%
5 Years	15.65
1 Year	11.03

Class R6 Shares
10 Years	10.23%
5 Years	15.41
1 Year	11.11

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Mid Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund (renamed Invesco Mid Cap Growth). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class

Average Annual Total Returns
As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (12/27/95)	11.81%
10 Years	9.60
5 Years	12.36
1 Year	5.51

Class B Shares
Inception (12/27/95)	11.82%
10 Years	9.88
5 Years	13.34
1 Year	6.68

Class C Shares
Inception (12/27/95)	11.35%
10 Years	9.41
5 Years	12.81
1 Year	9.84

Class R Shares
Inception (7/11/08)	9.41%
5 Years	13.37
1 Year	11.37

Class Y Shares
Inception (8/12/05)	8.95%
5 Years	13.93
1 Year	11.95

Class R5 Shares
10 Years	10.40%
5 Years	13.99
1 Year	12.05

Class R6 Shares
10 Years	10.28%
5 Years	13.75
1 Year	12.13

A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on July 12, 2013. Performance shown prior to that date is that of the fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.15%, 1.15%, 1.87%, 1.40%, 0.90%, 0.83% and 0.73%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.21%, 1.21%, 1.93%, 1.46%, 0.96%, 0.83% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least July 31, 2015. See current prospectus for more information.

3                         Invesco Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Mid Cap Growth Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.85%
Aerospace & Defense–2.28%
B/E Aerospace, Inc.(b)	413,087	$30,754,327
DigitalGlobe Inc.(b)	1,234,147	35,284,263
		66,038,590

Airlines–1.11%
Delta Air Lines, Inc.	798,477	32,122,730

Apparel Retail–0.90%
L Brands, Inc.	359,848	25,952,238

Apparel, Accessories & Luxury Goods–1.86%
Michael Kors Holdings Ltd.(b)	272,815	21,440,531
Under Armour, Inc.–Class A(b)	492,247	32,281,558
		53,722,089

Application Software–1.06%
Cadence Design Systems, Inc.(b)	1,703,466	30,577,215

Asset Management & Custody Banks–2.71%
Affiliated Managers Group, Inc.(b)	145,065	28,982,536
Ameriprise Financial, Inc.	391,812	49,434,920
		78,417,456

Auto Parts & Equipment–1.19%
Gentherm Inc.(b)	829,437	34,587,523

Automobile Manufacturers–1.25%
Tesla Motors, Inc.(b)	150,339	36,336,936

Automotive Retail–2.03%
O’Reilly Automotive, Inc.(b)	334,492	58,830,453

Biotechnology–4.35%
Alexion Pharmaceuticals, Inc.(b)	242,196	46,346,627
Medivation Inc.(b)	535,126	56,562,818
Synageva BioPharma Corp.(b)(c)	303,792	23,009,206
		125,918,651

Building Products–3.47%
A.O. Smith Corp.	789,632	42,126,867
Lennox International Inc.	490,148	43,583,960
Owens Corning Inc.	460,879	14,775,781
		100,486,608

Casinos & Gaming–1.43%
Wynn Resorts Ltd.	217,651	41,355,867

Commodity Chemicals–0.94%
LyondellBasell Industries N.V.–Class A	296,680	27,184,788

Communications Equipment–1.89%
Palo Alto Networks, Inc.(b)	518,491	54,804,499

	Shares	Value
Computer & Electronics Retail–0.93%
Best Buy Co., Inc.	791,242	$27,013,002

Construction & Engineering–2.45%
Foster Wheeler AG	1,153,644	35,797,573
MasTec Inc.(b)	1,223,706	35,046,940
		70,844,513

Construction Machinery & Heavy Trucks–0.73%
Manitowoc Co., Inc. (The)	1,015,761	21,168,459

Consumer Electronics–1.99%
Harman International Industries, Inc.	536,828	57,623,118

Consumer Finance–1.43%
Discover Financial Services	650,754	41,505,090

Data Processing & Outsourced Services–1.10%
Alliance Data Systems Corp.(b)	112,678	31,927,311

Distillers & Vintners–1.83%
Constellation Brands, Inc.–Class A(b)	578,336	52,940,877

Distributors–0.51%
LKQ Corp.(b)	516,007	14,742,320

Diversified Support Services–0.90%
KAR Auction Services Inc.	861,367	26,151,102

Electrical Components & Equipment–2.31%
AMETEK, Inc.	701,670	36,592,091
Rockwell Automation, Inc.	270,204	30,357,419
		66,949,510

Electronic Components–1.51%
Amphenol Corp.–Class A	865,440	43,773,955

Electronic Equipment & Instruments–1.34%
Cognex Corp.(b)	980,719	38,797,244

Food Retail–1.46%
Kroger Co. (The)	758,479	42,254,865

Health Care Facilities–1.48%
Universal Health Services, Inc.–Class B	413,366	42,870,188

Health Care Services–2.88%
Omnicare, Inc.	527,847	35,149,332
Team Health Holdings, Inc.(b)	771,862	48,272,249
		83,421,581

Home Entertainment Software–0.72%
Activision Blizzard, Inc.	1,038,300	20,714,085

Homebuilding–0.51%
Lennar Corp.–Class A	344,393	14,836,450

Hotels, Resorts & Cruise Lines–0.66%
Royal Caribbean Cruises Ltd.	279,066	18,968,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Mid Cap Growth Fund

	Shares	Value
Household Appliances–0.86%
Whirlpool Corp.	144,309	$24,828,363

Housewares & Specialties–1.24%
Jarden Corp.(b)	550,201	35,812,583

Industrial Conglomerates–1.31%
Carlisle Cos. Inc.	426,704	37,925,452

Industrial Machinery–1.41%
Flowserve Corp.	602,319	40,951,669

Internet Retail–0.62%
Netflix Inc.(b)	46,017	18,074,097

Internet Software & Services–0.30%
Yelp Inc.(b)	145,435	8,726,100

Investment Banking & Brokerage–1.22%
Lazard Ltd.–Class A	718,881	35,376,134

IT Consulting & Other Services–1.08%
Gartner, Inc.(b)	388,500	31,355,835

Leisure Products–1.47%
Brunswick Corp.	906,391	42,419,099

Life Sciences Tools & Services–2.86%
Illumina, Inc.(b)	301,393	58,042,264
VWR Corp.(b)(c)	1,107,447	24,718,217
		82,760,481

Movies & Entertainment–1.60%
Cinemark Holdings, Inc.	1,313,336	46,387,028

Oil & Gas Equipment & Services–2.46%
Baker Hughes Inc.	814,907	43,157,475
Superior Energy Services, Inc.	1,113,657	28,008,473
		71,165,948

Oil & Gas Exploration & Production–3.73%
Cimarex Energy Co.	378,062	42,974,307
Concho Resources Inc.(b)	328,296	35,794,113
EQT Corp.	312,126	29,352,329
		108,120,749

Packaged Foods & Meats–1.88%
Mead Johnson Nutrition Co.	547,561	54,378,283

Pharmaceuticals–3.64%
Actavis PLC(b)	235,800	57,238,092
Pacira Pharmaceuticals, Inc.(b)(c)	518,274	48,106,193
		105,344,285

Regional Banks–1.54%
SVB Financial Group(b)	398,289	44,604,385

Research & Consulting Services–0.77%
IHS Inc.–Class A(b)	170,799	22,379,793

	Shares	Value
Semiconductor Equipment–1.23%
Applied Materials, Inc.	1,606,686	$35,491,694

Semiconductors–5.23%
Atmel Corp.(b)	3,476,214	25,793,508
Cavium Inc.(b)	619,913	31,807,736
Integrated Device Technology, Inc.(b)	1,945,716	31,929,199
NXP Semiconductors N.V. (Netherlands)(b)	902,351	61,955,420
		151,485,863

Specialized Finance–1.53%
Intercontinental Exchange, Inc.	212,524	44,266,624

Specialty Chemicals–2.92%
PPG Industries, Inc.	266,268	54,236,129
Valspar Corp. (The)	370,471	30,437,897
		84,674,026

Specialty Stores–3.30%
Signet Jewelers Ltd.	394,266	47,315,863
Tractor Supply Co.	657,369	48,132,558
		95,448,421

Systems Software–1.62%
ServiceNow, Inc.(b)	691,827	46,995,808

Trading Companies & Distributors–1.12%
United Rentals, Inc.(b)	295,559	32,529,224

Trucking–0.70%
Old Dominion Freight Line, Inc.(b)	277,928	20,252,613

Wireless Telecommunication Services–2.00%
SBA Communications Corp.–Class A(b)	514,497	57,793,448
Total Common Stocks & Other Equity Interests (Cost $2,215,964,818)		2,862,385,434

Money Market Funds–0.96%
Liquid Assets Portfolio– Institutional Class(d)	13,936,999	13,936,999
Premier Portfolio– Institutional Class(d)	13,936,999	13,936,999
Total Money Market Funds (Cost $27,873,998)		27,873,998
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.81% (Cost $2,243,838,816)		2,890,259,432

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.95%
Liquid Assets Portfolio–Institutional Class (Cost $27,573,165)(d)(e)	27,573,165	27,573,165
TOTAL INVESTMENTS–100.76% (Cost $2,271,411,981)		2,917,832,597
OTHER ASSETS LESS LIABILITIES–(0.76)%		(21,960,562)
NET ASSETS–100.00%		$2,895,872,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$26,813,154	$(26,813,154)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Consumer Discretionary	22.3%
Industrials	18.6
Information Technology	17.1
Health Care	15.2
Financials	8.4
Energy	6.2
Consumer Staples	5.2
Materials	3.9
Telecommunication Services	2.0
Money Market Funds Plus Other Assets Less Liabilities	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Mid Cap Growth Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,215,964,818)*	$2,862,385,434
Investments in affiliated money market funds, at value and cost	55,447,163
Total investments, at value (Cost $2,271,411,981)	2,917,832,597
Receivable for:
Investments sold	39,139,309
Fund shares sold	815,290
Dividends	707,152
Fund expenses absorbed	687,262
Investment for trustee deferred compensation and retirement plans	629,156
Other assets	646,149
Total assets	2,960,456,915

Liabilities:
Payable for:
Investments purchased	30,267,726
Fund shares reacquired	3,197,550
Collateral upon return of securities loaned	27,573,165
Accrued fees to affiliates	2,646,185
Accrued trustees’ and officers’ fees and benefits	5,120
Accrued other operating expenses	166,140
Trustee deferred compensation and retirement plans	728,994
Total liabilities	64,584,880
Net assets applicable to shares outstanding	$2,895,872,035

Net assets consist of:
Shares of beneficial interest	$2,152,445,622
Undistributed net investment income (loss)	(13,302,645)
Undistributed net realized gain	110,308,442
Net unrealized appreciation	646,420,616
$2,895,872,035

Net Assets:
Class A	$2,374,081,725
Class B	$84,511,929
Class C	$168,692,607
Class R	$32,873,441
Class Y	$69,622,524
Class R5	$77,255,963
Class R6	$88,833,846

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	60,295,241
Class B	2,477,972
Class C	5,181,856
Class R	848,584
Class Y	1,722,608
Class R5	1,902,671
Class R6	2,185,653
Class A:
Net asset value per share	$39.37
Maximum offering price per share
(Net asset value of $39.37 ÷ 94.50%)	$41.66
Class B:
Net asset value and offering price per share	$34.11
Class C:
Net asset value and offering price per share	$32.55
Class R:
Net asset value and offering price per share	$38.74
Class Y:
Net asset value and offering price per share	$40.42
Class R5:
Net asset value and offering price per share	$40.60
Class R6:
Net asset value and offering price per share	$40.64

*	At October 31, 2014, securities with an aggregate value of $26,813,154 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Mid Cap Growth Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends	$10,213,875
Dividends from affiliated money market funds (includes securities lending income of $18,295)	24,665
Total investment income	10,238,540

Expenses:
Advisory fees	9,931,687
Administrative services fees	281,812
Custodian fees	34,231
Distribution fees:
Class A	3,016,911
Class B	115,663
Class C	822,604
Class R	86,942
Transfer agent fees — A, B, C, R and Y	3,192,387
Transfer agent fees — R5	36,400
Transfer agent fees — R6	2,017
Trustees’ and officers’ fees and benefits	27,952
Other	299,379
Total expenses	17,847,985
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(725,515)
Net expenses	17,122,470
Net investment income (loss)	(6,883,930)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains (losses) from securities sold to affiliates of $(139,970))	181,929,660
Change in net unrealized appreciation (depreciation) of investment securities	(17,618,898)
Net realized and unrealized gain	164,310,762
Net increase in net assets resulting from operations	$157,426,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(6,883,930)	$(12,490,328)
Net realized gain	181,929,660	439,916,264
Change in net unrealized appreciation (depreciation)	(17,618,898)	85,407,034
Net increase in net assets resulting from operations	157,426,832	512,832,970

Distributions to shareholders from net realized gains:
Class A	—	(57,673,212)
Class B	—	(3,148,742)
Class C	—	(4,920,905)
Class R	—	(933,434)
Class Y	—	(1,536,931)
Class R5	—	(1,871,598)
Class R6	—	(1,924,507)
Total distributions from net realized gains	—	(72,009,329)

Share transactions–net:
Class A	(139,969,430)	533,080,852
Class B	(17,674,810)	(29,304,277)
Class C	(10,318,400)	10,020,569
Class R	(5,043,459)	(1,470,548)
Class Y	3,750,697	2,897,954
Class R5	(6,759,639)	48,197,877
Class R6	7,113,409	70,626,726
Net increase (decrease) in net assets resulting from share transactions	(168,901,632)	634,049,153
Net increase (decrease) in net assets	(11,474,800)	1,074,872,794

Net assets:
Beginning of period	2,907,346,835	1,832,474,041
End of period (includes undistributed net investment income (loss) of $(13,302,645) and $(6,418,715), respectively)	$2,895,872,035	$2,907,346,835

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

10                         Invesco  Mid Cap Growth Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

11                         Invesco  Mid Cap Growth Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

12                         Invesco  Mid Cap Growth Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least July 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 1.90%, 1.90%, 1.40%, 0.90%, 0.90% and 0.90%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on July 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $25,929 and reimbursed class level expenses of $596,953, $22,886, $42,535, $8,601 and $16,287 of Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

13                         Invesco  Mid Cap Growth Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $112,863 in front-end sales commissions from the sale of Class A shares and $205, $14,560 and $1,895 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $6,929 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2014, the Fund engaged in securities sales of $1,991,470, which resulted in net realized gains (losses) of $(139,970).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,324.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco  Mid Cap Growth Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2016	$50,022,438	$—	$50,022,438
April 30, 2017	170,799,073	—	170,799,073
	$220,821,511	$—	$220,821,511

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $928,422,578 and $1,122,643,192, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$701,928,580
Aggregate unrealized (depreciation) of investment securities	(56,826,389)
Net unrealized appreciation of investment securities	$645,102,191

Cost of investments for tax purposes is $2,272,730,406.

15                         Invesco  Mid Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,622,467	$62,304,042	5,709,998	$203,069,561
Class B	10,503	348,993	43,435	1,358,804
Class C	128,567	4,075,115	484,509	14,575,527
Class R	109,119	4,123,968	240,288	8,530,322
Class Y	292,761	11,730,662	425,246	15,367,624
Class R5	169,600	6,750,783	386,941	14,107,680
Class R6(b)	326,893	13,288,988	1,032,687	37,762,356

Issued as reinvestment of dividends:
Class A	—	—	1,528,509	54,842,895
Class B	—	—	98,472	3,060,500
Class C	—	—	156,653	4,676,082
Class R	—	—	26,310	930,829
Class Y	—	—	33,864	1,244,509
Class R5	—	—	50,564	1,865,300
Class R6	—	—	52,146	1,924,196

Issued in connection with acquisitions:(c)
Class A	—	—	19,732,915	664,347,737
Class B	—	—	207,446	6,075,090
Class C	—	—	576,247	16,273,578
Class R	—	—	73,859	2,455,383
Class Y	—	—	370,038	12,741,282
Class R5	—	—	2,256,389	77,957,730
Class R6	—	—	1,365,854	47,184,427

Automatic conversion of Class B shares to Class A shares:
Class A	305,038	11,840,774	706,339	25,366,888
Class B	(352,146)	(11,840,774)	(814,135)	(25,366,888)

Reacquired:
Class A	(5,564,391)	(214,114,246)	(11,733,325)	(414,546,229)
Class B	(185,153)	(6,183,029)	(473,593)	(14,431,783)
Class C	(451,734)	(14,393,515)	(863,354)	(25,504,618)
Class R	(245,402)	(9,167,427)	(378,185)	(13,387,082)
Class Y	(202,122)	(7,979,965)	(711,421)	(26,455,461)
Class R5	(339,794)	(13,510,422)	(1,244,765)	(45,732,833)
Class R6	(155,979)	(6,175,579)	(435,948)	(16,244,253)
Net increase (decrease) in share activity	(4,531,773)	$(168,901,632)	18,903,983	$634,049,153

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of July 15, 2013.
(c)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco Dynamics Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on April 24, 2013. The acquisition was accomplished by a tax-free exchange of 24,582,748 shares of the Fund for 29,596,460 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on July 12, 2013. The Target Fund’s net assets at that date of $827,035,227, including $197,905,378 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,952,684,708 and $2,779,719,935 immediately after the acquisition.
The pro forma results of operations for the year ended April 30, 2014 assuming the reorganization had been completed on May 1, 2013, the beginning of the annual reporting period, are as follows:

Net investment income (loss)	$(12,892,373)
Net realized/unrealized gains	614,289,807
Change in net assets resulting from operations	$601,397,434

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since July 15, 2013.

16                         Invesco  Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/14	$37.30	$(0.09)		$2.16	$2.07	$—	$39.37	5.55	%(c)	$2,374,082	1.15	%(d)	1.20	%(d)	(0.45	)%(d)	32%
Year ended 04/30/14	31.09	(0.16)		7.27	7.11	(0.90)	37.30	22.99	(c)	2,384,362	1.16		1.21		(0.44)		95
Year ended 04/30/13	28.15	(0.03	)(e)	2.97	2.94	—	31.09	10.44	(c)	1,491,997	1.29		1.29		(0.11	)(e)	88
Year ended 04/30/12	33.15	(0.16)		(2.82)	(2.98)	(2.02)	28.15	(8.37	)(c)	1,199,482	1.31		1.31		(0.57)		109
One month ended 04/30/11	31.79	(0.03)		1.39	1.36	—	33.15	4.28	(c)	1,539,895	1.28	(f)	1.28	(f)	(1.10	)(f)	21
Year ended 03/31/11	24.65	(0.16)		7.30	7.14	—	31.79	28.97	(c)	1,485,888	1.29		1.29		(0.61)		162
Year ended 03/31/10	14.37	(0.10)		10.38	10.28	—	24.65	71.54	(g)	1,441,286	1.24		1.31		(0.49)		25
Class B
Six months ended 10/31/14	32.30	(0.08)		1.89	1.81	—	34.11	5.60	(c)(h)	84,512	1.15	(d)(h)	1.20	(d)(h)	(0.45	)(d)(h)	32
Year ended 04/30/14	27.03	(0.14)		6.31	6.17	(0.90)	32.30	22.96	(c)(h)	97,068	1.16	(h)	1.21	(h)	(0.44	)(h)	95
Year ended 04/30/13	24.47	(0.03	)(e)	2.59	2.56	—	27.03	10.46	(c)(h)	106,586	1.29	(h)	1.29	(h)	(0.11	)(e)(h)	88
Year ended 04/30/12	29.11	(0.11)		(2.51)	(2.62)	(2.02)	24.47	(8.29	)(c)(h)	109,449	1.21	(h)	1.21	(h)	(0.47	)(h)	109
One month ended 04/30/11	27.91	(0.03)		1.23	1.20	—	29.11	4.30	(c)(j)	167,947	1.35	(f)(j)	1.35	(f)(j)	(1.17	)(f)(j)	21
Year ended 03/31/11	21.69	(0.20)		6.42	6.22	—	27.91	28.68	(c)(j)	165,822	1.53	(j)	1.53	(j)	(0.85	)(j)	162
Year ended 03/31/10	12.68	(0.13)		9.14	9.01	—	21.69	71.06	(k)(l)	224,558	1.50	(k)	1.57	(k)	(0.74	)(k)	25
Class C
Six months ended 10/31/14	30.95	(0.19)		1.79	1.60	—	32.55	5.17	(c)(i)	168,693	1.86	(d)(i)	1.91	(d)(i)	(1.16	)(d)(i)	32
Year ended 04/30/14	26.11	(0.34)		6.08	5.74	(0.90)	30.95	22.12	(c)(i)	170,355	1.88	(i)	1.93	(i)	(1.16	)(i)	95
Year ended 04/30/13	23.82	(0.20	)(e)	2.49	2.29	—	26.11	9.62	(c)	134,484	2.04		2.04		(0.86	)(e)	88
Year ended 04/30/12	28.63	(0.32)		(2.47)	(2.79)	(2.02)	23.82	(9.06	)(c)	95,998	2.06		2.06		(1.32)		109
One month ended 04/30/11	27.47	(0.04)		1.20	1.16	—	28.63	4.22	(c)	132,885	2.03	(f)	2.03	(f)	(1.85	)(f)	21
Year ended 03/31/11	21.45	(0.32)		6.34	6.02	—	27.47	28.07	(c)	128,536	2.04		2.04		(1.36)		162
Year ended 03/31/10	12.60	(0.23)		9.08	8.85	—	21.45	70.24	(m)	112,608	1.99		2.06		(1.24)		25
Class R
Six months ended 10/31/14	36.74	(0.13)		2.13	2.00	—	38.74	5.44	(c)	32,873	1.40	(d)	1.45	(d)	(0.70	)(d)	32
Year ended 04/30/14	30.72	(0.24)		7.16	6.92	(0.90)	36.74	22.64	(c)	36,184	1.41		1.46		(0.69)		95
Year ended 04/30/13	27.88	(0.10	)(e)	2.94	2.84	—	30.72	10.19	(c)	31,410	1.54		1.54		(0.36	)(e)	88
Year ended 04/30/12	32.94	(0.23)		(2.81)	(3.04)	(2.02)	27.88	(8.62	)(c)	16,080	1.56		1.56		(0.82)		109
One month ended 04/30/11	31.59	(0.04)		1.39	1.35	—	32.94	4.27	(c)	12,443	1.53	(f)	1.53	(f)	(1.35	)(f)	21
Year ended 03/31/11	24.55	(0.24)		7.28	7.04	—	31.59	28.68	(c)	11,742	1.54		1.54		(0.86)		162
Year ended 03/31/10	14.35	(0.22)		10.42	10.20	—	24.55	71.08	(n)	4,118	1.49		1.56		(0.96)		25
Class Y
Six months ended 10/31/14	38.23	(0.04)		2.23	2.19	—	40.42	5.73	(c)	69,623	0.90	(d)	0.95	(d)	(0.20	)(d)	32
Year ended 04/30/14	31.78	(0.07)		7.42	7.35	(0.90)	38.23	23.24	(c)	62,398	0.91		0.96		(0.19)		95
Year ended 04/30/13	28.70	0.04	(e)	3.04	3.08	—	31.78	10.73	(c)	48,115	1.04		1.04		0.14	(e)	88
Year ended 04/30/12	33.66	(0.09)		(2.85)	(2.94)	(2.02)	28.70	(8.12	)(c)	52,408	1.06		1.06		(0.32)		109
One month ended 04/30/11	32.27	(0.02)		1.41	1.39	—	33.66	4.31	(c)	46,867	1.03	(f)	1.03	(f)	(0.85	)(f)	21
Year ended 03/31/11(p)	24.96	(0.09)		7.40	7.31	—	32.27	29.29	(c)	41,968	1.04		1.04		(0.36)		162
Year ended 03/31/10	14.52	(0.05)		10.49	10.44	—	24.96	71.90	(q)	143,273	0.99		1.06		(0.24)		25
Class R5
Six months ended 10/31/14	38.39	(0.02)		2.23	2.21	—	40.60	5.75	(c)	77,256	0.81	(d)	0.81	(d)	(0.11	)(d)	32
Year ended 04/30/14	31.87	(0.04)		7.46	7.42	(0.90)	38.39	23.40	(c)	79,584	0.83		0.83		(0.11)		95
Year ended 04/30/13	28.73	0.10	(e)	3.04	3.14	—	31.87	10.93	(c)	19,881	0.84		0.84		0.34	(e)	88
Year ended 04/30/12	33.64	(0.03)		(2.86)	(2.89)	(2.02)	28.73	(7.97	)(c)	2,656	0.85		0.85		(0.11)		109
One month ended 04/30/11	32.24	(0.02)		1.42	1.40	—	33.64	4.34	(c)	14	0.85	(f)	0.85	(f)	(0.67	)(f)	21
Year ended 03/31/11(o)	24.57	(0.05)		7.72	7.67	—	32.24	31.22	(c)	13	0.82	(f)	0.82	(f)	(0.26	)(f)	162
Class R6
Six months ended 10/31/14	38.41	(0.01)		2.24	2.23	—	40.64	5.81	(c)	88,834	0.72	(d)	0.72	(d)	(0.02	)(d)	32
Year ended 04/30/14(o)	34.50	(0.01)		4.82	4.81	(0.90)	38.41	14.05	(c)	77,395	0.73	(f)	0.73	(f)	(0.01	)(f)	95

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For years ended April 30, 2014 and 2013, the portfolio turnover calculation excludes the value of securities purchased of $641,584,142 and $463,100,189 and sold of $274,784,240 and $427,869,406 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dynamics Fund and Invesco Capital Development Fund, respectively, into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,393,853, $91,776, $170,569, $34,493, $65,313, $78,159 and $81,443 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $(0.18) and (0.63)%, $(0.15) and (0.63)%, $(0.32) and (1.38)%, $(0.24) and (0.88)%, $(0.11) and (0.38)% and $(0.05) and (0.18)% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Annualized.

17                         Invesco  Mid Cap Growth Fund

(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25% and 0.15% for the six months ended October 31, 2014, years ended April 30, 2014, 2013 and 2012, respectively.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96% and 0.96% for the six months ended October 31, 2014 and year ended April 30, 2014, respectively.
(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32% and 0.49% for the one month ended April 30, 2011 and the year ended March 31, 2011, respectively.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(n)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and July 15, 2013 for Class R5 and Class R6 shares, respectively.
(p)	On June 1, 2010, Class I shares of Van Kampen Mid Cap Growth Fund were reorganized into Class Y shares of the Fund.
(q)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

18                         Invesco  Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,055.50	$5.96	$1,019.41	$5.85	1.15%
B	1,000.00	1,055.70	5.96	1,019.41	5.85	1.15
C	1,000.00	1,051.70	9.62	1,015.83	9.45	1.86
R	1,000.00	1,054.40	7.25	1,018.15	7.12	1.40
Y	1,000.00	1,057.00	4.67	1,020.67	4.58	0.90
R5	1,000.00	1,057.50	4.20	1,021.12	4.13	0.81
R6	1,000.00	1,057.80	3.73	1,021.58	3.67	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco  Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds

20                         Invesco  Mid Cap Growth Fund

and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Invesco Advisers noted that abrupt market changes over the past three years created a challenging environment for the trend driven process employed by the portfolio management team. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least July 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund that is managed using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco  Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms

N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-MCG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Small Cap Value Fund
Nasdaq:
A: VSCAX ■ B: VSMBX ■ C: VSMCX ■ Y: VSMIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.21%
Class B Shares	-3.58
Class C Shares	-3.58
Class Y Shares	-3.09
S&P 500 Index▼ (Broad Market Index)	8.22
Russell 2000 Value Index▼ (Style-Specific Index)	2.78
Lipper Small-Cap Value Funds Index■ (Peer Group Index)	1.06
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Small Cap Value Fund

Average Annual Total Returns
As of 10/31/14, including maximum applicable sales charges

Class A Shares
Inception (6/21/99)	10.99%
10 Years	11.11
5 Years	16.83
1 Year	3.64

Class B Shares
Inception (6/21/99)	10.95%
10 Years	11.33
5 Years	17.29
1 Year	3.86

Class C Shares
Inception (6/21/99)	10.56%
10 Years	10.92
5 Years	17.29
1 Year	7.87

Class Y Shares
Inception (8/12/05)	10.97%
5 Years	18.46
1 Year	9.92

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/21/99)	10.98%
10 Years	11.02
5 Years	15.55
1 Year	5.71

Class B Shares
Inception (6/21/99)	10.95%
10 Years	11.23
5 Years	16.01
1 Year	6.11

Class C Shares
Inception (6/21/99)	10.56%
10 Years	10.83
5 Years	15.98
1 Year	10.06

Class Y Shares
Inception (8/12/05)	10.97%
5 Years	17.14
1 Year	12.16

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Y shares was 1.12%, 1.87%, 1.87% and 0.87%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or expenses in the past on Class B shares, performance would have been lower.

3                         Invesco Small Cap Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks–98.53%
Air Freight & Logistics–1.23%
UTi Worldwide, Inc.(b)	3,683,600	$40,261,748

Apparel Retail–6.64%
Abercrombie & Fitch Co.–Class A	3,214,774	107,630,634
Chico’s FAS, Inc.	2,301,000	34,699,080
Guess?, Inc.	3,417,936	75,775,641
		218,105,355

Apparel, Accessories & Luxury Goods–1.39%
Quiksilver, Inc.(b)(c)	26,145,108	45,753,939

Asset Management & Custody Banks–1.04%
Waddell & Reed Financial, Inc.–Class A	717,100	34,234,354

Auto Parts & Equipment–4.99%
Dana Holding Corp.	1,640,235	33,559,208
Faurecia (France)	1,547,200	50,228,264
Gentex Corp.	1,827,800	59,842,172
Modine Manufacturing Co.(b)	1,581,913	20,295,944
		163,925,588

Building Products–1.94%
Owens Corning Inc.	1,315,900	42,187,754
Ply Gem Holdings Inc.(b)	1,893,367	21,489,715
		63,677,469

Construction & Engineering–1.21%
Aegion Corp.(b)(c)	2,172,486	39,799,944

Construction Machinery & Heavy Trucks–2.26%
Terex Corp.	747,100	21,494,067
WABCO Holdings Inc.(b)	541,500	52,731,270
		74,225,337

Consumer Electronics–1.80%
Harman International Industries, Inc.	549,859	59,021,865

Electronic Components–4.52%
Belden Inc.	1,446,053	102,944,513
Knowles Corp.(b)	2,331,016	45,361,571
		148,306,084

Electronic Manufacturing Services–2.93%
Flextronics International Ltd.(b)	7,308,500	78,347,120
KEMET Corp.(b)(c)	3,744,102	17,971,690
		96,318,810

Environmental & Facilities Services–1.26%
Clean Harbors, Inc.(b)	832,320	41,308,042

Health Care Facilities–3.98%
Brookdale Senior Living Inc.(b)	1,602,245	54,011,679

	Shares	Value
Health Care Facilities–(continued)
Hanger, Inc.(b)(c)	3,202,000	$76,623,860
		130,635,539

Health Care Services–1.93%
Chemed Corp.	611,800	63,235,648

Health Care Supplies–4.26%
Alere, Inc.(b)	3,499,995	139,894,800

Homebuilding–0.85%
Installed Building Products Inc.(b)(c)	1,912,244	27,746,660

Human Resource & Employment Services–5.15%
Insperity, Inc.	1,123,700	35,463,972
Kelly Services, Inc.–Class A	809,419	14,270,057
Kforce Inc.	654,202	15,144,776
Manpowergroup Inc.	1,562,773	104,315,098
		169,193,903

Industrial Machinery–2.33%
Briggs & Stratton Corp.	1,584,700	32,026,787
Kennametal Inc.	1,152,300	44,490,303
		76,517,090

Investment Banking & Brokerage–7.91%
E*TRADE Financial Corp.(b)	5,461,200	121,784,760
FXCM, Inc.–Class A	2,261,500	37,224,290
LPL Financial Holdings, Inc.	2,436,553	100,848,929
		259,857,979

IT Consulting & Other Services–2.63%
Ciber, Inc.(b)(c)	6,751,300	22,076,751
iGATE Corp.(b)	1,732,830	64,201,352
		86,278,103

Leisure Products–1.21%
Callaway Golf Co.(c)	5,061,038	39,678,538

Life & Health Insurance–1.61%
CNO Financial Group, Inc.	2,921,588	52,968,390

Life Sciences Tools & Services–1.37%
PerkinElmer, Inc.	1,039,400	45,130,748

Movies & Entertainment–0.45%
SFX Entertainment, Inc.(b)	2,879,295	14,799,576

Oil & Gas Equipment & Services–1.11%
ION Geophysical Corp.(b)	6,114,743	17,121,280
McDermott International, Inc.(b)	4,990,900	19,165,056
		36,286,336

Oil & Gas Exploration & Production–0.72%
Goodrich Petroleum Corp.(b)(c)	2,859,106	23,559,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Value Fund

	Shares	Value
Paper Packaging–2.67%
Sealed Air Corp.	2,417,273	$87,626,146

Personal Products–4.87%
Elizabeth Arden, Inc.(b)(c)	4,948,346	81,152,875
Nu Skin Enterprises, Inc.–Class A	1,490,681	78,752,677
		159,905,552

Property & Casualty Insurance–3.29%
AmTrust Financial Services, Inc.	2,405,400	107,930,298

Regional Banks–6.35%
First Horizon National Corp.	6,639,467	85,383,545
First Niagara Financial Group, Inc.	5,906,512	44,239,775
Zions Bancorp.	2,724,000	78,914,280
		208,537,600

Reinsurance–2.66%
Reinsurance Group of America, Inc.	412,494	34,752,620
Validus Holdings, Ltd.	1,320,400	52,525,512
		87,278,132

Research & Consulting Services–2.13%
FTI Consulting, Inc.(b)	344,318	13,903,561
Resources Connection Inc.(c)	3,627,670	56,120,055
		70,023,616

Semiconductor Equipment–2.44%
Advanced Energy Industries, Inc.(b)(c)	2,040,842	40,367,855
Brooks Automation, Inc.	2,665,784	32,869,117
Lam Research Corp.	87,017	6,775,143
		80,012,115

	Shares	Value
Semiconductors–3.02%
Lattice Semiconductor Corp.(b)	1,859,450	$12,476,910
ON Semiconductor Corp.(b)	10,450,400	86,633,816
		99,110,726

Specialized Consumer Services–0.44%
ServiceMaster Global Holdings, Inc.(b)	602,769	14,454,401

Specialized Finance–1.61%
NASDAQ OMX Group, Inc. (The)	1,219,500	52,755,570

Steel–1.68%
Allegheny Technologies, Inc.	1,681,600	55,240,560

Technology Distributors–0.65%
CDW Corp.	691,174	21,315,806
Total Common Stocks & Other Equity Interests (Cost $2,658,057,281)		3,234,911,400

Money Market Funds–3.99%
Liquid Assets Portfolio–Institutional Class(d)	65,456,649	65,456,649
Premier Portfolio–Institutional Class(d)	65,456,649	65,456,649
Total Money Market Funds (Cost $130,913,298)		130,913,298
TOTAL INVESTMENTS–102.52% (Cost $2,788,970,579)		3,365,824,698
OTHER ASSETS LESS LIABILITIES–(2.52)%		(82,674,570)
NET ASSETS–100.00%		$3,283,150,128

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2014 was $470,851,200, which represented 14.34% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Financials	24.5%
Industrials	21.2
Consumer Discretionary	17.8
Information Technology	13.0
Health Care	11.5
Consumer Staples	4.9
Materials	4.4
Energy	1.2
Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,125,989,362)	$2,764,060,200
Investments in affiliates, at value (Cost $662,981,217)	601,764,498
Total investments, at value (Cost $2,788,970,579)	3,365,824,698
Receivable for:
Investments sold	22,831,098
Fund shares sold	6,757,220
Dividends	457,945
Investment for trustee deferred compensation and retirement plans	227,135
Other assets	115,786
Total assets	3,396,213,882

Liabilities:
Payable for:
Investments purchased	3,256,386
Fund shares reacquired	106,943,050
Accrued fees to affiliates	2,488,351
Accrued trustees’ and officers’ fees and benefits	4,619
Accrued other operating expenses	105,950
Trustee deferred compensation and retirement plans	265,398
Total liabilities	113,063,754
Net assets applicable to shares outstanding	$3,283,150,128

Net assets consist of:
Shares of beneficial interest	$2,214,495,781
Undistributed net investment income (loss)	(1,364,729)
Undistributed net realized gain	493,164,957
Net unrealized appreciation	576,854,119
$3,283,150,128

Net Assets:
Class A	$1,722,144,452
Class B	$24,864,999
Class C	$152,326,913
Class Y	$1,383,813,764

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	78,208,691
Class B	1,319,564
Class C	8,306,864
Class Y	61,266,827
Class A:
Net asset value per share	$22.02
Maximum offering price per share
(Net asset value of $22.02 ÷ 94.50%)	$23.30
Class B:
Net asset value and offering price per share	$18.84
Class C:
Net asset value and offering price per share	$18.34
Class Y:
Net asset value and offering price per share	$22.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $94,710)	$16,549,994
Dividends from affiliates	667,965
Total investment income	17,217,959

Expenses:
Advisory fees	11,098,494
Administrative services fees	287,199
Custodian fees	46,383
Distribution fees:
Class A	2,331,187
Class B	139,239
Class C	809,768
Transfer agent fees	3,455,181
Trustees’ and officers’ fees and benefits	29,352
Other	233,136
Total expenses	18,429,939
Less: Fees waived and expense offset arrangement(s)	(93,348)
Net expenses	18,336,591
Net investment income (loss)	(1,118,632)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	348,640,694
Foreign currencies	(3,355)
348,637,339
Change in net unrealized appreciation (depreciation) of investment securities	(460,031,652)
Net realized and unrealized gain (loss)	(111,394,313)
Net increase (decrease) in net assets resulting from operations	$(112,512,945)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(1,118,632)	$(7,568,566)
Net realized gain	348,637,339	388,058,492
Change in net unrealized appreciation (depreciation)	(460,031,652)	481,923,786
Net increase (decrease) in net assets resulting from operations	(112,512,945)	862,413,712

Distributions to shareholders from net realized gains:
Class A	—	(140,218,944)
Class B	—	(2,819,099)
Class C	—	(15,150,452)
Class Y	—	(97,321,634)
Total distributions from net realized gains	—	(255,510,129)

Share transactions–net:
Class A	(129,879,718)	111,569,713
Class B	(3,479,854)	(4,709,605)
Class C	(7,420,839)	(1,271,818)
Class Y	46,826,516	271,007,699
Net increase (decrease) in net assets resulting from share transactions	(93,953,895)	376,595,989
Net increase (decrease) in net assets	(206,466,840)	983,499,572

Net assets:
Beginning of period	3,489,616,968	2,506,117,396
End of period (includes undistributed net investment income(loss) of $(1,364,729) and $(246,097), respectively)	$3,283,150,128	$3,489,616,968

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9                         Invesco Small Cap Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

10                         Invesco Small Cap Value Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $500 million	0.645%
Over $1 billion	0.62%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.63%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured

11                         Invesco Small Cap Value Fund

Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $92,032.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $15,211 in front-end sales commissions from the sale of Class A shares and $191, $4,255 and $666 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,315,596,434	$50,228,264	$—	$3,365,824,698

12                         Invesco Small Cap Value Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended October 31, 2014.

	Value 04/30/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/14	Interest/ Dividend Income
Abercrombie & Fitch Co. — Class A(a)	$135,389,800	$—	$(20,889,931)	$(6,311,417)	$(557,818)	$107,630,634	$1,379,570
Advanced Energy Industries, Inc.	—	37,668,391	—	2,699,464	—	40,367,855	—
Aegion Corp.	55,376,668	—	—	(15,576,724)	—	39,799,944	—
Callaway Golf Co.	44,081,641	—	—	(4,403,103)	—	39,678,538	101,221
Ciber, Inc.	29,165,616	—	—	(7,088,865)	—	22,076,751	—
Elizabeth Arden, Inc.	51,817,949	66,067,944	—	(36,733,018)	—	81,152,875	—
Goodrich Petroleum Corp.	97,219,563	—	(28,859,256)	(59,714,078)	14,912,804	23,559,033	—
Hanger, Inc.	—	71,146,201	—	5,477,659	—	76,623,860	—
Installed Building Products Inc.	—	22,897,170	—	4,849,490	—	27,746,660	—
JAKKS Pacific, Inc.(a)	21,226,356	—	(18,426,002)	(4,566,857)	1,766,503	—	—
KEMET Corp.	18,757,951	—	—	(786,261)	—	17,971,690	—
Quicksilver, Inc.	37,702,734	68,445,893	—	(60,394,688)	—	45,753,939	—
Resources Connection Inc.	49,372,589	—	—	6,747,466	—	56,120,055	544,151
Total	$540,110,867	$266,225,599	$(68,175,189)	$(175,800,932)	$16,121,489	$578,481,834	$2,024,942

(a)	As of October 31, 2014, this security is no longer considered an affiliate of the Fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,316.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13                         Invesco Small Cap Value Fund

The Fund had a capital loss carryforward as of April 30, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$1,507,533	$—	$1,507,533

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $905,607,927 and $913,201,965, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$773,918,941
Aggregate unrealized (depreciation) of investment securities	(202,026,070)
Net unrealized appreciation of investment securities	$571,892,871

Cost of investments for tax purposes is $2,793,931,827.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,296,898	$208,754,515	19,403,074	$413,269,050
Class B	7,010	135,444	36,534	673,194
Class C	242,252	4,549,785	509,935	9,167,914
Class Y	14,328,846	332,483,564	20,698,967	451,641,641

Issued as reinvestment of dividends:
Class A	—	—	6,434,228	131,579,960
Class B	—	—	151,244	2,664,919
Class C	—	—	834,568	14,304,491
Class Y	—	—	4,362,624	91,309,714

Automatic conversion of Class B shares to Class A shares:
Class A	79,902	1,801,725	174,791	3,716,065
Class B	(93,224)	(1,801,725)	(201,487)	(3,716,065)

Reacquired:
Class A	(15,091,263)	(340,435,958)	(20,544,220)	(436,995,362)
Class B	(94,259)	(1,813,573)	(234,326)	(4,331,653)
Class C	(635,176)	(11,970,624)	(1,371,731)	(24,744,223)
Class Y	(12,521,633)	(285,657,048)	(12,437,048)	(271,943,656)
Net increase (decrease) in share activity	(4,480,647)	$(93,953,895)	17,817,153	$376,595,989

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Small Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions		Net asset value, end of period(b)	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/14	$22.75	$(0.01)		$(0.72)	$(0.73)	$—		$—	$—		$22.02	(3.21	)%(d)	$1,722,144	1.10	%(e)	1.11	%(e)	(0.13	)%(e)	27%
Year ended 04/30/14	18.53	(0.06)		6.11	6.05	—		(1.83)	(1.83)		22.75	33.78	(d)	1,909,149	1.11		1.11		(0.29)		33
Year ended 04/30/13	17.80	(0.02	)(f)	3.17	3.15	—		(2.42)	(2.42)		18.53	20.27	(d)	1,454,001	1.12		1.15		(0.13	)(f)	35
Year ended 04/30/12	19.71	(0.04)		(0.75)	(0.79)	—		(1.12)	(1.12)		17.80	(3.18	)(d)	1,326,668	1.03		1.17		(0.24)		50
One month ended 04/30/11	19.17	(0.01)		0.55	0.54	—		—	—		19.71	2.82	(d)	1,067,286	1.33	(g)	1.36	(g)	(0.84	)(g)	5
Year ended 03/31/11	16.06	(0.03)		3.75	3.72	—		(0.61)	(0.61)		19.17	23.46	(d)	1,045,598	1.19		1.18		(0.19)		67
Year ended 03/31/10	9.56	(0.05)		6.55	6.50	(0.00	)(h)	—	(0.00	)(h)	16.06	68.04	(i)	675,936	1.25		1.25		(0.38)		28
Class B
Six months ended 10/31/14	19.54	(0.09)		(0.61)	(0.70)	—		—	—		18.84	(3.58	)(d)	24,865	1.85	(e)	1.86	(e)	(0.88	)(e)	27
Year ended 04/30/14	16.25	(0.19)		5.31	5.12	—		(1.83)	(1.83)		19.54	32.75	(d)	29,312	1.86		1.86		(1.04)		33
Year ended 04/30/13	16.01	(0.13	)(f)	2.79	2.66	—		(2.42)	(2.42)		16.25	19.44	(d)	28,408	1.81		1.90		(0.82	)(f)	35
Year ended 04/30/12	17.91	(0.08)		(0.70)	(0.78)	—		(1.12)	(1.12)		16.01	(3.45	)(d)	34,194	1.33		1.81		(0.54)		50
One month ended 04/30/11	17.42	(0.01)		0.50	0.49	—		—	—		17.91	2.81	(d)(j)	40,226	1.33	(g)(j)	1.36	(g)(j)	(0.84	)(g)(j)	5
Year ended 03/31/11	14.69	(0.09)		3.43	3.34	—		(0.61)	(0.61)		17.42	23.07	(d)(j)	40,485	1.57	(j)	1.56	(j)	(0.57	)(j)	67
Year ended 03/31/10	8.77	(0.09)		6.01	5.92	—		—	—		14.69	67.50	(k)(l)	49,140	1.62	(l)	1.62	(l)	(0.78	)(l)	28
Class C
Six months ended 10/31/14	19.02	(0.08)		(0.60)	(0.68)	—		—	—		18.34	(3.58	)(d)	152,327	1.85	(e)	1.86	(e)	(0.88	)(e)	27
Year ended 04/30/14	15.86	(0.19)		5.18	4.99	—		(1.83)	(1.83)		19.02	32.75	(d)	165,438	1.86		1.86		(1.04)		33
Year ended 04/30/13	15.69	(0.13	)(f)	2.72	2.59	—		(2.42)	(2.42)		15.86	19.39	(d)	138,382	1.87		1.90		(0.88	)(f)	35
Year ended 04/30/12	17.65	(0.15)		(0.69)	(0.84)	—		(1.12)	(1.12)		15.69	(3.85	)(d)	140,342	1.76		1.90		(0.97)		50
One month ended 04/30/11	17.17	(0.02)		0.50	0.48	—		—	—		17.65	2.80	(d)	148,624	2.08	(g)	2.11	(g)	(1.59	)(g)	5
Year ended 03/31/11	14.55	(0.14)		3.37	3.23	—		(0.61)	(0.61)		17.17	22.52	(d)	146,633	1.94		1.93		(0.94)		67
Year ended 03/31/10	8.72	(0.14)		5.97	5.83	—		—	—		14.55	66.86	(m)	109,871	2.00		2.00		(1.14)		28
Class Y(n)
Six months ended 10/31/14	23.31	0.01		(0.73)	(0.72)	—		—	—		22.59	(3.09	)(d)	1,383,814	0.85	(e)	0.86	(e)	0.12	(e)	27
Year ended 04/30/14	18.90	(0.01)		6.25	6.24	—		(1.83)	(1.83)		23.31	34.13	(d)	1,385,718	0.86		0.86		(0.04)		33
Year ended 04/30/13	18.07	0.02	(f)	3.23	3.25	—		(2.42)	(2.42)		18.90	20.54	(d)	885,327	0.87		0.90		0.12	(f)	35
Year ended 04/30/12	19.94	0.00		(0.75)	(0.75)	—		(1.12)	(1.12)		18.07	(2.93	)(d)	744,163	0.78		0.92		0.01		50
One month ended 04/30/11	19.38	(0.01)		0.57	0.56	—		—	—		19.94	2.89	(d)	192,429	1.08	(g)	1.11	(g)	(0.59	)(g)	5
Year ended 03/31/11	16.19	0.01		3.79	3.80	—		(0.61)	(0.61)		19.38	23.77	(d)	178,627	0.94		0.93		0.06		67
Year ended 03/31/10	9.63	(0.02)		6.61	6.59	(0.03)		—	(0.03)		16.19	68.43	(o)	128,802	1.00		1.00		(0.13)		28

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to April 30, 2013.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $983,090,206 and sold of $586,342,254 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Special Value Fund, Invesco Small-Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,849,746, $27,621, $160,633 and $1,452,489 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.06) and (0.35)%, $(0.17) and (1.04)%, $(0.17) and (1.10)% and $(0.02) and (0.10)% for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Annualized.
(h)	Amount is less than $0.01 per share.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.63% for the period April 1, 2011 to April 30, 2011 and the year ended March 31, 2011, respectively.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(m)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(n)	On June 1, 2010, Van Kampen Growth Fund’s Class I shares were reorganized into Class Y shares.
(o)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

15                         Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$967.90	$5.46	$1,019.66	$5.60	1.10%
B	1,000.00	964.20	9.16	1,015.88	9.40	1.85
C	1,000.00	964.20	9.16	1,015.88	9.40	1.85
Y	1,000.00	969.10	4.22	1,020.92	4.33	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

17                         Invesco Small Cap Value Fund

Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds and client accounts advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds, but do advise a client account using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Small Cap Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-SCV-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Technology Fund
Nasdaq:
A: ITYAX ¡ B: ITYBX ¡ C: ITHCX ¡ Y: ITYYX ¡ Investor: FTCHX ¡ R5: FTPIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.41%
Class B Shares	10.97
Class C Shares	10.99
Class Y Shares	11.57
Investor Class Shares	11.49
Class R5 Shares	11.75
S&P 500 Index▼ (Broad Market Index)	8.22
BofA Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	9.62
Lipper Science & Technology Funds Index[t] (Peer Group Index)	10.70
Source(s): ▼FactSet Research Systems Inc.; ■Bloomberg LP; [t]Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The BofA Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only, equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Technology Fund

Average Annual Total Returns

As of 10/31/14, including maximum

applicable sales charges

Class A Shares
Inception (3/28/02)	3.17%
10 Years	6.65
5 Years	13.49
1 Year	11.01

Class B Shares
Inception (3/28/02)	3.13%
10 Years	6.64
5 Years	13.70
1 Year	11.60

Class C Shares
Inception (2/14/00)	-5.12%
10 Years	6.47
5 Years	13.93
1 Year	15.58

Class Y Shares
10 Years	7.42%
5 Years	15.07
1 Year	17.77

Investor Class Shares
Inception (1/19/84)	9.94%
10 Years	7.31
5 Years	14.86
1 Year	17.57

Class R5 Shares
Inception (12/21/98)	3.49%
10 Years	7.99
5 Years	15.54
1 Year	18.13

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns

As of 9/30/14, the most recent calendar

quarter end, including maximum

applicable sales charges

Class A Shares
Inception (3/28/02)	2.96%
10 Years	7.05
5 Years	12.03
1 Year	9.47

Class B Shares
Inception (3/28/02)	2.93%
10 Years	7.02
5 Years	12.23
1 Year	10.01

Class C Shares
Inception (2/14/00)	-5.32%
10 Years	6.86
5 Years	12.48
1 Year	14.00

Class Y Shares
10 Years	7.81%
5 Years	13.59
1 Year	16.18

Investor Class Shares
Inception (1/19/84)	9.87%
10 Years	7.69
5 Years	13.38
1 Year	15.94

Class R5 Shares
Inception (12/21/98)	3.32%
10 Years	8.39
5 Years	14.05
1 Year	16.51

you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.45%, 2.20%, 2.20%, 1.20%, 1.36% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or expenses in the past, performance would have been lower.

3                         Invesco Technology Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Technology Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.15%
Application Software–7.22%
Aspen Technology, Inc.(b)	191,583	$7,075,160
Monitise PLC (United Kingdom)(b)	24,455,457	12,715,248
salesforce.com, inc.(b)	534,738	34,217,885
		54,008,293

Biotechnology–15.03%
Alkermes PLC(b)	238,274	12,044,750
Amgen Inc.	137,900	22,364,622
Biogen Idec Inc.(b)	38,511	12,365,112
Celgene Corp.(b)	254,542	27,258,903
Gilead Sciences, Inc.(b)	343,418	38,462,816
		112,496,203

Cable & Satellite–3.12%
DISH Network Corp.–Class A(b)	367,264	23,376,354

Communications Equipment–9.30%
ARRIS Group Inc.(b)	592,010	17,772,140
F5 Networks, Inc.(b)	123,324	15,166,385
Palo Alto Networks, Inc.(b)	147,930	15,636,201
QUALCOMM, Inc.	267,613	21,010,297
		69,585,023

Consumer Electronics–2.15%
Harman International Industries, Inc.	149,643	16,062,680

Data Processing & Outsourced Services–9.29%
Alliance Data Systems Corp.(b)	81,921	23,212,315
MasterCard, Inc.–Class A	373,521	31,282,384
Visa Inc.–Class A	62,246	15,028,052
		69,522,751

Health Care Technology–0.89%
IMS Health Holdings, Inc.(b)	276,332	6,701,051

Home Entertainment Software–0.77%
Activision Blizzard, Inc.	290,958	5,804,612

Internet Retail–3.26%
Amazon.com, Inc.(b)	29,732	9,081,937
Priceline Group Inc. (The)(b)	12,731	15,356,259
		24,438,196

Internet Software & Services–15.87%
Alibaba Group Holding Ltd.–ADR (China)(b)	116,229	11,460,180
Facebook Inc.–Class A(b)	584,020	43,795,660
Google Inc.–Class A(b)	45,592	25,890,329

	Shares	Value
Internet Software & Services–(continued)
Google Inc.–Class C(b)	45,592	$25,489,575
Yelp Inc.(b)	202,247	12,134,820
		118,770,564

Life Sciences Tools & Services–1.73%
Thermo Fisher Scientific, Inc.	109,910	12,922,119

Pharmaceuticals–3.64%
Actavis PLC(b)	68,977	16,743,477
Bristol-Myers Squibb Co.	179,990	10,473,618
		27,217,095

Semiconductor Equipment–1.28%
Applied Materials, Inc.	432,788	9,560,287

Semiconductors–11.67%
ARM Holdings PLC–ADR (United Kingdom)	81,142	3,465,575
Avago Technologies Ltd. (Singapore)	247,902	21,381,548
Micron Technology, Inc.(b)	508,087	16,812,599
NXP Semiconductors N.V. (Netherlands)(b)	372,873	25,601,460
Skyworks Solutions, Inc.	206,168	12,007,224
Texas Instruments Inc.	162,435	8,066,522
		87,334,928

Systems Software–3.55%
ServiceNow, Inc.(b)	162,612	11,046,233
VMware, Inc.–Class A(b)	185,583	15,509,171
		26,555,404

Technology Hardware, Storage & Peripherals–6.91%
Apple Inc.	425,379	45,940,932
Cray, Inc.(b)	165,611	5,740,077
		51,681,009

Wireless Telecommunication Services–2.47%
Sprint Corp.(b)	3,112,356	18,456,271
Total Common Stocks & Other Equity Interests (Cost $486,862,521)		734,492,840

Money Market Funds–1.89%
Liquid Assets Portfolio–Institutional Class(c)	7,062,814	7,062,814
Premier Portfolio–Institutional Class(c)	7,062,814	7,062,814
Total Money Market Funds (Cost $14,125,628)		14,125,628
TOTAL INVESTMENTS–100.04% (Cost $500,988,149)		748,618,468
OTHER ASSETS LESS LIABILITIES–(0.04)%		(267,775)
NET ASSETS–100.00%		$748,350,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Information Technology	81.2%
Health Care	6.0
Consumer Discretionary	8.5
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $486,862,521)	$734,492,840
Investments in affiliated money market funds, at value and cost	14,125,628
Total investments, at value (Cost $500,988,149)	748,618,468
Foreign currencies, at value (Cost $29,097)	29,603
Receivable for:
Investments sold	4,222,629
Fund shares sold	301,651
Dividends	161,530
Investment for trustee deferred compensation and retirement plans	213,529
Other assets	53,891
Total assets	753,601,301

Liabilities:
Payable for:
Investments purchased	3,416,698
Fund shares reacquired	812,214
Accrued fees to affiliates	679,942
Accrued trustees’ and officers’ fees and benefits	2,695
Accrued other operating expenses	95,819
Trustee deferred compensation and retirement plans	243,240
Total liabilities	5,250,608
Net assets applicable to shares outstanding	$748,350,693

Net assets consist of:
Shares of beneficial interest	$410,584,477
Undistributed net investment income (loss)	(3,765,337)
Undistributed net realized gain	93,900,728
Net unrealized appreciation	247,630,825
$748,350,693

Net Assets:
Class A	$307,288,217
Class B	$11,572,618
Class C	$29,818,400
Class Y	$7,927,491
Investor Class	$389,391,831
Class R5	$2,352,136

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,333,085
Class B	304,254
Class C	808,718
Class Y	188,626
Investor Class	9,354,019
Class R5	50,560
Class A:
Net asset value per share	$41.90
Maximum offering price per share
(Net asset value of $41.90 ÷ 94.50%)	$44.34
Class B:
Net asset value and offering price per share	$38.04
Class C:
Net asset value and offering price per share	$36.87
Class Y:
Net asset value and offering price per share	$42.03
Investor Class:
Net asset value and offering price per share	$41.63
Class R5:
Net asset value and offering price per share	$46.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,177)	$1,511,441
Dividends from affiliated money market funds (includes securities lending income of $84,993)	87,284
Total investment income	1,598,725

Expenses:
Advisory fees	2,545,763
Administrative services fees	96,927
Custodian fees	14,897
Distribution fees:
Class A	373,673
Class B	62,087
Class C	145,394
Investor Class	298,347
Transfer agent fees — A, B, C, Y and Investor	1,451,251
Transfer agent fees — R5	698
Trustees’ and officers’ fees and benefits	14,488
Other	154,240
Total expenses	5,157,765
Less: Fees waived and expense offset arrangement(s)	(16,577)
Net expenses	5,141,188
Net investment income (loss)	(3,542,463)

Realized and unrealized (loss) gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $809,457)	41,743,331
Foreign currencies	(1,754)
41,741,577
Change in net unrealized appreciation of:
Investment securities	40,387,207
Foreign currencies	623
40,387,830
Net realized and unrealized gain	82,129,407
Net increase in net assets resulting from operations	$78,586,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(3,542,463)	$(5,521,920)
Net realized gain	41,741,577	62,113,826
Change in net unrealized appreciation	40,387,830	68,160,325
Net increase in net assets resulting from operations	78,586,944	124,752,231

Distributions to shareholders from net realized gains:
Class A	—	(23,347,730)
Class B	—	(1,301,043)
Class C	—	(2,586,213)
Class Y	—	(440,101)
Investor Class	—	(31,387,699)
Class R5	—	(106,252)
Total distributions from net realized gains	—	(59,169,038)

Share transactions–net:
Class A	(12,094,023)	8,440,219
Class B	(2,296,197)	(3,781,710)
Class C	(1,017,410)	1,055,368
Class Y	1,332,384	1,807,862
Investor Class	(17,864,690)	(12,128,025)
Class R5	693,123	129,505
Net increase (decrease) in net assets resulting from share transactions	(31,246,813)	(4,476,781)
Net increase in net assets	47,340,131	61,106,412

Net assets:
Beginning of period	701,010,562	639,904,150
End of period (includes undistributed net investment income (loss) of $(3,765,337) and $(222,874), respectively)	$748,350,693	$701,010,562

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

9                         Invesco Technology Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco Technology Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

11                         Invesco Technology Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $8,535.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and

12                         Invesco Technology Fund

own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $16,900 in front-end sales commissions from the sale of Class A shares and $57, $1,940 and $655 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $12,137 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2014, the Fund engaged in securities sales of $3,574,055, which resulted in net realized gains of $809,457.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,042.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Technology Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $197,357,575 and $230,108,586, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$268,971,988
Aggregate unrealized (depreciation) of investment securities	(21,628,076)
Net unrealized appreciation of investment securities	$247,343,912

Cost of investments for tax purposes is $501,274,556.

14                         Invesco Technology Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	403,445	$16,157,561	846,846	$32,742,795
Class B	5,375	194,192	19,470	676,920
Class C	50,135	1,778,259	109,629	3,727,275
Class Y	49,295	1,979,109	78,609	3,034,632
Investor Class	167,689	6,669,784	390,961	14,755,259
Class R5	16,770	744,846	6,834	295,047

Issued as reinvestment of dividends:
Class A	—	—	609,270	21,988,559
Class B	—	—	38,161	1,258,555
Class C	—	—	77,035	2,462,802
Class Y	—	—	11,153	402,840
Investor Class	—	—	841,397	30,147,238
Class R5	—	—	2,638	105,177

Automatic conversion of Class B shares to Class A shares:
Class A	35,775	1,451,153	93,019	3,515,773
Class B	(39,345)	(1,451,153)	(101,313)	(3,515,773)

Reacquired:
Class A	(743,520)	(29,702,737)	(1,311,290)	(49,806,908)
Class B	(28,528)	(1,039,236)	(62,993)	(2,201,412)
Class C	(79,738)	(2,795,669)	(151,821)	(5,134,709)
Class Y	(15,959)	(646,725)	(43,247)	(1,629,610)
Investor Class	(616,028)	(24,534,474)	(1,514,441)	(57,030,522)
Class R5	(1,205)	(51,723)	(6,452)	(270,719)
Net increase (decrease) in share activity	(795,839)	$(31,246,813)	(66,535)	$(4,476,781)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15                         Invesco Technology Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/14	$37.61	$(0.20)		$4.49		$4.29	$—	$—	$—	$41.90	11.41%		$307,288	1.41	%(d)	1.41	%(d)	(0.97	)%(d)	27%
Year ended 04/30/14	34.19	(0.30)		7.07		6.77	—	(3.35)	(3.35)	37.61	20.22		287,236	1.45		1.45		(0.80)		69
Year ended 04/30/13	37.33	(0.24	)(e)	(1.57	)(f)	(1.81)	(0.27)	(1.06)	(1.33)	34.19	(4.70	)(f)	253,013	1.52		1.52		(0.70	)(e)	41
Year ended 04/30/12	35.86	(0.36)		1.83		1.47	—	—	—	37.33	4.10		312,389	1.55		1.56		(1.06)		48
Year ended 04/30/11	28.53	(0.22)		7.55	(g)	7.33	—	—	—	35.86	25.69		229,174	1.55		1.55		(0.73)		42
One month ended 04/30/10	27.91	(0.04)		0.66		0.62	—	—	—	28.53	2.22		191,274	1.66	(h)	1.66	(h)	(1.56	)(h)	4
Year ended 03/31/10	17.77	(0.20)		10.34		10.14	—	—	—	27.91	57.06		187,989	1.66		1.75		(0.87)		35
Class B
Six months ended 10/31/14	34.27	(0.32)		4.09		3.77	—	—	—	38.04	11.00		11,573	2.16	(d)	2.16	(d)	(1.72	)(d)	27
Year ended 04/30/14	31.64	(0.54)		6.52		5.98	—	(3.35)	(3.35)	34.27	19.32		12,567	2.20		2.20		(1.55)		69
Year ended 04/30/13	34.61	(0.46	)(e)	(1.45	)(f)	(1.91)	—	(1.06)	(1.06)	31.64	(5.39	)(f)	14,979	2.27		2.27		(1.45	)(e)	41
Year ended 04/30/12	33.47	(0.57)		1.71		1.14	—	—	—	34.61	3.41		23,803	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.83	(0.41)		7.05	(g)	6.64	—	—	—	33.47	24.75		16,253	2.30		2.30		(1.48)		42
One month ended 04/30/10	26.26	(0.05)		0.62		0.57	—	—	—	26.83	2.17		18,853	2.41	(h)	2.41	(h)	(2.31	)(h)	4
Year ended 03/31/10	16.84	(0.35)		9.77		9.42	—	—	—	26.26	55.94		19,173	2.41		2.50		(1.62)		35
Class C
Six months ended 10/31/14	33.22	(0.31)		3.96		3.65	—	—	—	36.87	10.99		29,818	2.16	(d)	2.16	(d)	(1.72	)(d)	27
Year ended 04/30/14	30.76	(0.53)		6.34		5.81	—	(3.35)	(3.35)	33.22	19.32		27,846	2.20		2.20		(1.55)		69
Year ended 04/30/13	33.68	(0.45	)(e)	(1.41	)(f)	(1.86)	—	(1.06)	(1.06)	30.76	(5.39	)(f)	24,716	2.27		2.27		(1.45	)(e)	41
Year ended 04/30/12	32.58	(0.55)		1.65		1.10	—	—	—	33.68	3.38		31,836	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.12	(0.41)		6.87	(g)	6.46	—	—	—	32.58	24.73		21,875	2.30		2.30		(1.48)		42
One month ended 04/30/10	25.57	(0.05)		0.60		0.55	—	—	—	26.12	2.15		16,931	2.41	(h)	2.41	(h)	(2.31	)(h)	4
Year ended 03/31/10	16.40	(0.35)		9.52		9.17	—	—	—	25.57	55.92		16,689	2.41		2.50		(1.62)		35
Class Y
Six months ended 10/31/14	37.67	(0.15)		4.51		4.36	—	—	—	42.03	11.57		7,927	1.16	(d)	1.16	(d)	(0.72	)(d)	27
Year ended 04/30/14	34.16	(0.21)		7.07		6.86	—	(3.35)	(3.35)	37.67	20.51		5,850	1.20		1.20		(0.55)		69
Year ended 04/30/13	37.31	(0.16	)(e)	(1.57	)(f)	(1.73)	(0.36)	(1.06)	(1.42)	34.16	(4.46	)(f)	3,716	1.27		1.27		(0.45	)(e)	41
Year ended 04/30/12	35.74	(0.27)		1.84		1.57	—	—	—	37.31	4.39		4,937	1.30		1.31		(0.81)		48
Year ended 04/30/11	28.37	(0.14)		7.51	(g)	7.37	—	—	—	35.74	25.98		3,683	1.30		1.30		(0.48)		42
One month ended 04/30/10	27.74	(0.03)		0.66		0.63	—	—	—	28.37	2.27		2,931	1.41	(h)	1.41	(h)	(1.31	)(h)	4
Year ended 03/31/10	17.63	(0.14)		10.25		10.11	—	—	—	27.74	57.34		2,856	1.41		1.50		(0.62)		35
Investor Class
Six months ended 10/31/14	37.34	(0.18)		4.47		4.29	—	—	—	41.63	11.49		389,392	1.32	(d)(i)	1.32	(d)(i)	(0.88	)(d)(i)	27
Year ended 04/30/14	33.94	(0.27)		7.02		6.75	—	(3.35)	(3.35)	37.34	20.31	(i)	366,054	1.36	(i)	1.36	(i)	(0.71	)(i)	69
Year ended 04/30/13	37.06	(0.22	)(e)	(1.56	)(f)	(1.78)	(0.28)	(1.06)	(1.34)	33.94	(4.64	)(f)(i)	342,287	1.48	(i)	1.48	(i)	(0.66	)(e)(i)	41
Year ended 04/30/12	35.58	(0.35)		1.83		1.48	—	—	—	37.06	4.16		414,003	1.52		1.53		(1.03)		48
Year ended 04/30/11	28.29	(0.19)		7.48	(g)	7.29	—	—	—	35.58	25.77		434,078	1.46		1.46		(0.64)		42
One month ended 04/30/10	27.67	(0.04)		0.66		0.62	—	—	—	28.29	2.24		396,631	1.65	(h)	1.65	(h)	(1.55	)(h)	4
Year ended 03/31/10	17.61	(0.20)		10.26		10.06	—	—	—	27.67	57.13		391,424	1.66		1.75		(0.87)		35
Class R5
Six months ended 10/31/14	41.63	(0.09)		4.98		4.89	—	—	—	46.52	11.75		2,352	0.85	(d)	0.85	(d)	(0.41	)(d)	27
Year ended 04/30/14	37.33	(0.10)		7.75		7.65	—	(3.35)	(3.35)	41.63	20.89		1,457	0.89		0.89		(0.24)		69
Year ended 04/30/13	40.64	(0.03	)(e)	(1.70	)(f)	(1.73)	(0.52)	(1.06)	(1.58)	37.33	(4.08	)(f)	1,194	0.89		0.89		(0.07	)(e)	41
Year ended 04/30/12	38.77	(0.14)		2.01		1.87	—	—	—	40.64	4.82		1,038	0.88		0.89		(0.39)		48
Year ended 04/30/11	30.64	(0.02)		8.15	(g)	8.13	—	—	—	38.77	26.53		635	0.89		0.89		(0.07)		42
One month ended 04/30/10	29.95	(0.02)		0.71		0.69	—	—	—	30.64	2.30		516	0.90	(h)	0.90	(h)	(0.80	)(h)	4
Year ended 03/31/10	18.93	(0.03)		11.05		11.02	—	—	—	29.95	58.21		522	0.91		0.91		(0.12)		35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $90,282,548 and sold of $44,478,217 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Technology Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $296,501, $12,316, $28,842, $6,834, $381,110 and $1,673 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.34) and (1.00)%, $(0.56) and (1.75)%, $(0.54) and (1.75)%, $(0.26) and (0.75)%, $(0.33) and (0.96)% and $(0.14) and (0.37)% for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(1.74), $(1.62), $(1.58), $(1.74), $(1.73) and $(1.87) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively and total returns would have been lower.
(g)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on a distribution from BlueStream Ventures L.P. on October 17, 2010. Net gains (losses) on securities (both realized and unrealized), excluding the capital gains, are $7.29, $6.81, $6.63, $7.25, $7.22 and $7.87 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(h)	Annualized.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.16%, 0.16% and 0.20% for the six months ended October 31, 2014, years ended April 30, 2014 and April 30, 2013, respectively.

16                         Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,114.10	$7.51	$1,018.10	$7.17	1.41%
B	1,000.00	1,109.70	11.49	1,014.32	10.97	2.16
C	1,000.00	1,109.90	11.49	1,014.32	10.97	2.16
Y	1,000.00	1,115.70	6.19	1,019.36	5.90	1.16
Investor	1,000.00	1,114.90	7.04	1,018.55	6.72	1.32
R5	1,000.00	1,117.50	4.54	1,020.92	4.33	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing

18                         Invesco Technology Fund

funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that the portfolio management team had recently changed and that the revised portfolio will be more concentrated with a focus on upside participation rather than downside protection. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund and above the rate of one mutual fund advised by Invesco Advisers with a similar investment process. The Board noted that Invesco Advisers sub-advises an off-shore fund that is managed using a similar investment process and that fund has an effective advisory fee rate higher than the Fund’s rate. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Technology Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms

N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-TEC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014

Invesco Technology Sector Fund
Nasdaq:
A: IFOAX ■ B: IFOBX ■ C: IFOCX ■ Y: IFODX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.66%
Class B Shares	11.30
Class C Shares	11.29
Class Y Shares	11.85
S&P 500 Index‚ (Broad Market Index)	8.22
Bank of America Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	9.62
Lipper Science & Technology Funds Index¿ (Peer Group Index)	10.70

Source(s): ‚FactSet Research Systems Inc.; ■Bloomberg LP; ¿Lipper Inc

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Bank of America Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only, equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

    The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Technology Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Technology Sector Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Technology Sector Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.68%, 2.43%, 2.41% and 1.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns

As of 10/31/14, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.34%
10 Years	4.95
5 Years	10.73
1 Year	11.51

Class B Shares
Inception (11/28/95)	4.74%
10 Years	4.89
5 Years	10.87
1 Year	12.22

Class C Shares
Inception (7/28/97)	3.90%
10 Years	4.76
5 Years	11.15
1 Year	16.21

Class Y Shares
Inception (7/28/97)	4.92%
10 Years	5.80
5 Years	12.27
1 Year	18.36

Average Annual Total Returns

As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.20%
10 Years	5.35
5 Years	9.47
1 Year	9.99

Class B Shares
Inception (11/28/95)	4.62%
10 Years	5.29
5 Years	9.61
1 Year	10.57

Class C Shares
Inception (7/28/97)	3.76%
10 Years	5.15
5 Years	9.91
1 Year	14.57

Class Y Shares
Inception (7/28/97)	4.78%
10 Years	6.19
5 Years	11.00
1 Year	16.61

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Technology Sector Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Technology Sector Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.67%
Application Software–7.24%
Aspen Technology, Inc.(b)	25,559	$943,894
Monitise PLC (United Kingdom)(b)	3,264,212	1,697,178
salesforce.com, inc.(b)	71,338	4,564,919
		7,205,991

Biotechnology–15.08%
Alkermes PLC(b)	31,787	1,606,833
Amgen Inc.	18,390	2,982,490
Biogen Idec Inc.(b)	5,140	1,650,351
Celgene Corp.(b)	33,958	3,636,562
Gilead Sciences, Inc.(b)	45,855	5,135,760
		15,011,996

Cable & Satellite–3.14%
DISH Network Corp.–Class A(b)	49,099	3,125,151

Communications Equipment–9.37%
ARRIS Group Inc.(b)	79,740	2,393,795
F5 Networks, Inc.(b)	16,533	2,033,228
Palo Alto Networks, Inc.(b)	19,754	2,087,998
QUALCOMM, Inc.	35,856	2,815,055
		9,330,076

Consumer Electronics–2.15%
Harman International Industries, Inc.	19,964	2,142,936

Data Processing & Outsourced Services–9.32%
Alliance Data Systems Corp.(b)	10,967	3,107,499
MasterCard, Inc.–Class A	49,765	4,167,819
Visa Inc.–Class A	8,293	2,002,179
		9,277,497

Health Care Technology–0.90%
IMS Health Holdings, Inc.(b)	37,026	897,881

Home Entertainment Software–0.78%
Activision Blizzard, Inc.	38,850	775,058

Internet Retail–3.28%
Amazon.com, Inc.(b)	3,967	1,211,760
Priceline Group Inc. (The)(b)	1,698	2,048,144
		3,259,904

Internet Software & Services–16.01%
Alibaba Group Holding Ltd.–ADR (China)(b)	15,506	1,528,892
Facebook Inc.–Class A(b)	78,264	5,869,017
Google Inc.–Class A(b)	6,138	3,485,586

	Shares	Value
Internet Software & Services–(continued)
Google Inc.–Class C(b)	6,138	$3,431,633
Yelp Inc.(b)	26,981	1,618,860
		15,933,988

Life Sciences Tools & Services–1.74%
Thermo Fisher Scientific, Inc.	14,727	1,731,453

Pharmaceuticals–3.65%
Actavis PLC(b)	9,202	2,233,693
Bristol–Myers Squibb Co.	24,062	1,400,168
		3,633,861

Semiconductor Equipment–1.28%
Applied Materials, Inc.	57,737	1,275,410

Semiconductors–11.77%
ARM Holdings PLC–ADR (United Kingdom)	11,143	475,918
Avago Technologies Ltd. (Singapore)	34,145	2,945,006
Micron Technology, Inc.(b)	67,843	2,244,925
NXP Semiconductors N.V. (Netherlands)(b)	49,788	3,418,444
Skyworks Solutions, Inc.	27,722	1,614,529
Texas Instruments Inc.	20,575	1,021,755
		11,720,577

Systems Software–3.57%
ServiceNow, Inc.(b)	21,746	1,477,206
VMware, Inc.–Class A(b)	24,849	2,076,631
		3,553,837

Technology Hardware, Storage & Peripherals–6.92%
Apple Inc.	56,693	6,122,844
Cray, Inc.(b)	22,051	764,288
		6,887,132

Wireless Telecommunication Services–2.47%
Sprint Corp.(b)	415,067	2,461,347
Total Common Stocks & Other Equity Interests (Cost $72,146,254)		98,224,095

Money Market Funds–1.63%
Liquid Assets Portfolio– Institutional Class(c)	813,014	813,014
Premier Portfolio–Institutional Class(c)	813,014	813,014
Total Money Market Funds (Cost $1,626,028)		1,626,028
TOTAL INVESTMENTS–100.30% (Cost $73,772,282)		99,850,123
OTHER ASSETS LESS LIABILITIES–(0.30)%		(302,247)
NET ASSETS–100.00%		$99,547,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco  Technology Sector Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Information Technology	81.4%
Consumer Discretionary	8.5
Health Care	6.3
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Technology Sector Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $72,146,254)	$98,224,095
Investments in affiliated money market funds, at value and cost	1,626,028
Total investments, at value (Cost $73,772,282)	99,850,123
Cash	20,478
Foreign currencies, at value (Cost $1,485)	1,480
Receivable for:
Investments sold	564,297
Fund shares sold	7,527
Dividends	21,345
Investment for trustee deferred compensation and retirement plans	26,971
Other assets	27,813
Total assets	100,520,034

Liabilities:
Payable for:
Investments purchased	459,592
Fund shares reacquired	103,353
Accrued fees to affiliates	328,511
Accrued trustees’ and officers’ fees and benefits	1,870
Accrued other operating expenses	49,783
Trustee deferred compensation and retirement plans	29,049
Total liabilities	972,158
Net assets applicable to shares outstanding	$99,547,876

Net assets consist of:
Shares of beneficial interest	$94,280,860
Undistributed net investment income (loss)	(1,013,100)
Undistributed net realized gain (loss)	(19,797,720)
Net unrealized appreciation	26,077,836
$99,547,876

Net Assets:
Class A	$88,982,132
Class B	$1,521,159
Class C	$8,216,953
Class Y	$827,632

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,497,051
Class B	107,908
Class C	582,717
Class Y	48,995
Class A:
Net asset value per share	$16.19
Maximum offering price per share
(Net asset value of $16.19 ÷ 94.50%)	$17.13
Class B:
Net asset value and offering price per share	$14.10
Class C:
Net asset value and offering price per share	$14.10
Class Y:
Net asset value and offering price per share	$16.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Technology Sector Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends	$203,517
Dividends from affiliated money market funds (includes securities lending income of $11,135)	11,412
Total investment income	214,929

Expenses:
Advisory fees	329,608
Administrative services fees	25,206
Custodian fees	7,404
Distribution fees:
Class A	108,519
Class B	8,275
Class C	40,380
Transfer agent fees	219,660
Trustees’ and officers’ fees and benefits	10,724
Other	78,904
Total expenses	828,680
Less: Fees waived and expense offset arrangement(s)	(1,243)
Net expenses	827,437
Net investment income (loss)	(612,508)

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $110,590)	6,121,177
Foreign currencies	(209)
6,120,968
Change in net unrealized appreciation of:
Investment securities	5,251,467
Foreign currencies	103
5,251,570
Net realized and unrealized gain	11,372,538
Net increase in net assets resulting from operations	$10,760,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Technology Sector Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income (loss)	$(612,508)	$(1,057,906)
Net realized gain	6,120,968	12,197,753
Change in net unrealized appreciation	5,251,570	6,814,907
Net increase in net assets resulting from operations	10,760,030	17,954,754

Share transactions–net:
Class A	(4,571,793)	(12,872,794)
Class B	(350,024)	(1,132,280)
Class C	(631,142)	(1,334,393)
Class Y	100,669	(120,418)
Net increase (decrease) in net assets resulting from share transactions	(5,452,290)	(15,459,885)
Net increase in net assets	5,307,740	2,494,869

Net assets:
Beginning of period	94,240,136	91,745,267
End of period (includes undistributed net investment income (loss) of $(1,013,100) and $(400,592), respectively)	$99,547,876	$94,240,136

Notes to Financial Statements

For the six months ended October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Sector Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

8                         Invesco  Technology Sector Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

9                         Invesco  Technology Sector Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

10                         Invesco  Technology Sector Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $2.5 billion	0.645%
Over $3 billion	0.62%

For the six months ended October 31, 2014, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $1,048.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended October 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $399 in front-end sales commissions from the sale of Class A shares $180 and $128 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $1,819 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

11                         Invesco  Technology Sector Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all of the securities in the fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2014, the Fund engaged in securities sales of $522,958, which resulted in net realized gains of $110,590.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $195.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2016	$12,866,974	$—	$12,866,974
April 30, 2018	13,022,537	—	13,022,537
Total capital loss carryforward	$25,889,511	$—	$25,889,511

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

12                         Invesco  Technology Sector Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $26,380,917 and $31,657,834, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,578,844
Aggregate unrealized (depreciation) of investment securities	(3,530,180)
Net unrealized appreciation of investment securities	$26,048,664

Cost of investments for tax purposes is $73,801,459.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	41,453	$641,589	90,843	$1,263,021
Class B	937	12,604	1,133	14,091
Class C	2,456	33,743	16,480	199,372
Class Y	15,842	257,652	25,406	367,619

Automatic conversion of Class B shares to Class A shares:
Class A	1,639	25,529	58,201	794,786
Class B	(1,881)	(25,529)	(66,317)	(794,786)

Reacquired:
Class A	(339,111)	(5,238,911)	(1,088,745)	(14,930,601)
Class B	(24,746)	(337,099)	(28,878)	(351,585)
Class C	(49,406)	(664,885)	(128,047)	(1,533,765)
Class Y	(9,693)	(156,983)	(32,988)	(488,037)
Net increase (decrease) in share activity	(362,510)	$(5,452,290)	(1,152,912)	$(15,459,885)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco  Technology Sector Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/14	$14.49	$(0.09)		$1.79		$1.70	$16.19	11.73%		$88,982	1.61	%(d)	1.61	%(d)	(1.17	)%(d)	27%
Year ended 04/30/14	12.01	(0.14)		2.62		2.48	14.49	20.65		83,926	1.68		1.68		(1.02)		69
Year ended 04/30/13	12.59	(0.12	)(e)	(0.46	)(f)	(0.58)	12.01	(4.61	)(f)	80,866	1.82		1.83		(1.00	)(e)	43
One month ended 04/30/12	12.97	(0.01)		(0.37)		(0.38)	12.59	(2.93)		99,453	1.71	(g)	1.71	(g)	(1.34	)(g)	4
Year ended 03/31/12	11.70	(0.15)		1.42	(f)	1.27	12.97	10.85	(f)	103,068	1.81		1.82		(1.29)		38
Year ended 03/31/11	10.27	(0.11)		1.54		1.43	11.70	13.92		106,661	1.70		1.70		(1.08)		214
Year ended 03/31/10	7.12	(0.11)		3.26		3.15	10.27	44.24		106,337	1.92	(h)	1.92	(h)	(1.23	)(h)	113
Class B
Six months ended 10/31/14	12.66	(0.13)		1.57		1.44	14.10	11.37		1,521	2.36	(d)	2.36	(d)	(1.92	)(d)	27
Year ended 04/30/14	10.58	(0.21)		2.29		2.08	12.66	19.66		1,692	2.43		2.43		(1.77)		69
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	10.58	(5.37	)(f)	2,408	2.57		2.58		(1.75	)(e)	43
One month ended 04/30/12	11.52	(0.02)		(0.32)		(0.34)	11.18	(2.95)		4,309	2.46	(g)	2.46	(g)	(2.09	)(g)	4
Year ended 03/31/12	10.47	(0.20)		1.25	(f)	1.05	11.52	10.03	(f)	4,626	2.56		2.57		(2.04)		38
Year ended 03/31/11	9.26	(0.17)		1.38		1.21	10.47	13.07		8,418	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.47	(0.16)		2.95		2.79	9.26	43.12		14,261	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Class C
Six months ended 10/31/14	12.67	(0.13)		1.56		1.43	14.10	11.29	(i)	8,217	2.34	(d)(i)	2.34	(d)(i)	(1.90	)(d)(i)	27
Year ended 04/30/14	10.58	(0.21)		2.30		2.09	12.67	19.75	(i)	7,976	2.41	(i)	2.41	(i)	(1.75	)(i)	69
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	10.58	(5.37	)(f)	7,841	2.57		2.58		(1.75	)(e)	43
One month ended 04/30/12	11.52	(0.02)		(0.32)		(0.34)	11.18	(2.95)		9,745	2.46	(g)	2.46	(g)	(2.09	)(g)	4
Year ended 03/31/12	10.46	(0.20)		1.26	(f)	1.06	11.52	10.13	(f)	10,152	2.54		2.55		(2.02)		38
Year ended 03/31/11	9.25	(0.17)		1.38		1.21	10.46	13.08		10,794	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.46	(0.16)		2.95		2.79	9.25	43.19		10,981	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Class Y
Six months ended 10/31/14	15.10	(0.08)		1.87		1.79	16.89	11.85		828	1.36	(d)	1.36	(d)	(0.92	)(d)	27
Year ended 04/30/14	12.49	(0.11)		2.72		2.61	15.10	20.90		647	1.43		1.43		(0.77)		69
Year ended 04/30/13	13.06	(0.09	)(e)	(0.48	)(f)	(0.57)	12.49	(4.36	)(f)	630	1.57		1.58		(0.75	)(e)	43
One month ended 04/30/12	13.45	(0.01)		(0.38)		(0.39)	13.06	(2.90)		560	1.46	(g)	1.46	(g)	(1.09	)(g)	4
Year ended 03/31/12	12.10	(0.12)		1.47	(f)	1.35	13.45	11.16	(f)	555	1.56		1.57		(1.04)		38
Year ended 03/31/11	10.59	(0.09)		1.60		1.51	12.10	14.26		369	1.45		1.45		(0.83)		214
Year ended 03/31/10	7.33	(0.09)		3.35		3.26	10.59	44.47		312	1.67	(h)	1.67	(h)	(0.98	)(h)	113

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios annualized and based on average daily net assets (000’s omitted) of $87,025, $1,641, $8,157 and $765 for Class A, Class B, Class C, and Class Y shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.15) and (1.30)%, $(0.21) and (2.05)%, $(0.21) and (2.05)% and $(0.13) and (1.05)% for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(0.55), $(0.51), $(0.51) and $(0.57) for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower. Net gains (losses) on securities (both realized and unrealized) per share for the year ended March 31, 2012 would have been $1.29, $1.12, $1.13 and $1.34 for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower.
(g)	Annualized.
(h)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended March 31, 2010.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98% for the six months ended October 31, 2014 and the year ended April 30, 2014.

14                         Invesco  Technology Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,116.60	$8.59	$1,017.09	$8.19	1.61%
B	1,000.00	1,113.00	12.57	1,013.31	11.98	2.36
C	1,000.00	1,112.90	12.52	1,013.36	11.93	2.34
Y	1,000.00	1,118.50	7.26	1,018.35	6.92	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco  Technology Sector Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Sector Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds

16                         Invesco  Technology Sector Fund

and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective fee rate of the two mutual funds advised by Invesco Advisers with a similar investment process. The Board noted that Invesco Advisers sub-advises an off-shore fund that is managed using a similar investment process and that fund has an effective advisory fee rate higher than the Fund’s rate. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco

Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

17                         Invesco  Technology Sector Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905                        MS-TECH-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2014
Invesco Value Opportunities Fund
Nasdaq:
A: VVOAX ¡ B: VVOBX ¡ C: VVOCX ¡ R: VVORX ¡ Y: VVOIX ¡ R5: VVONX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/14 to 10/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.95%
Class B Shares	2.99
Class C Shares	2.60
Class R Shares	2.81
Class Y Shares	3.10
Class R5 Shares	3.23
S&P 500 Index▼ (Broad Market Index)	8.22
Russell 3000 Value Index▼ (Style-Specific Index)	5.97
Lipper Multi-Cap Value Funds Index■ (Peer Group Index)	4.41

Source(s): ▼FactSet Research Systems Inc.; ■ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Value Opportunities Fund

Average Annual Total Returns

As of 10/31/14, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	5.15%
10 Years	5.20
5 Years	12.45
1 Year	5.28

Class B Shares
Inception (6/25/01)	5.12%
10 Years	5.29
5 Years	13.31
1 Year	6.39

Class C Shares
Inception (6/25/01)	4.83%
10 Years	5.03
5 Years	12.94
1 Year	9.63

Class R Shares
10 Years	5.54%
5 Years	13.47
1 Year	11.18

Class Y Shares
Inception (3/23/05)	5.60%
5 Years	14.01
1 Year	11.64

Class R5 Shares
10 Years	5.99%
5 Years	14.16
1 Year	11.88

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Value Opportunities Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 9/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	5.14%
10 Years	5.26
5 Years	11.95
1 Year	9.28

Class B Shares
Inception (6/25/01)	5.11%
10 Years	5.35
5 Years	12.77
1 Year	10.61

Class C Shares
Inception (6/25/01)	4.83%
10 Years	5.11
5 Years	12.46
1 Year	13.86

Class R Shares
10 Years	5.60%
5 Years	12.94
1 Year	15.34

Class Y Shares
Inception (3/23/05)	5.60%
5 Years	13.50
1 Year	16.00

Class R5 Shares
10 Years	6.05%
5 Years	13.63
1 Year	16.22

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.24%, 1.24%, 1.95%, 1.49%, 0.99% and 0.82%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.25%, 1.25%, 1.96%, 1.50%, 1.00% and 0.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.

The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Value Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Log In” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.67%
Advertising–2.94%
Omnicom Group Inc.	401,355	$28,841,370

Air Freight & Logistics–1.61%
UTi Worldwide, Inc.(b)	1,442,664	15,768,318

Application Software–1.36%
Synopsys, Inc.(b)	325,100	13,322,598

Automobile Manufacturers–1.51%
Nissan Motor Co., Ltd. (Japan)(c)	1,603,500	14,843,635

Cable & Satellite–2.61%
Time Warner Cable Inc.	174,202	25,644,276

Coal & Consumable Fuels–1.11%
Peabody Energy Corp.(c)	1,047,029	10,920,513

Communications Equipment–1.48%
Cisco Systems, Inc.	595,100	14,562,097

Consumer Finance–2.18%
Synchrony Financial(b)	791,700	21,391,734

Department Stores–2.46%
Macy’s, Inc.	418,172	24,178,705

Diversified Banks–20.17%
Bank of America Corp.	1,513,866	25,977,940
Citigroup Inc.	637,721	34,137,205
Comerica Inc.	278,435	13,292,487
JPMorgan Chase & Co.	1,008,664	61,003,999
U.S. Bancorp	339,438	14,460,059
Wells Fargo & Co.	922,825	48,992,779
		197,864,469

Diversified Metals & Mining–1.21%
Teck Resources Ltd.–Class B (Canada)(c)	753,971	11,897,662

Electronic Components–1.25%
Corning Inc.	601,400	12,286,602

Food Retail–1.40%
Kroger Co. (The)	247,272	13,775,523

General Merchandise Stores–1.33%
Target Corp.	210,842	13,034,252

Household Products–1.44%
Procter & Gamble Co. (The)	161,760	14,116,795

Industrial Conglomerates–2.10%
General Electric Co.	799,845	20,644,000

Integrated Oil & Gas–13.79%
Chevron Corp.	289,929	34,776,984
Exxon Mobil Corp.	134,482	13,005,754

	Shares	Value
Integrated Oil & Gas–(continued)
Petroleo Brasileiro S.A.–ADR (Brazil)	1,930,523	$22,587,119
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	565,888	40,625,099
Total S.A.–ADR (France)	405,500	24,285,395
		135,280,351

Integrated Telecommunication Services–1.09%
Verizon Communications Inc.	212,219	10,664,005

Investment Banking & Brokerage–4.31%
Goldman Sachs Group, Inc. (The)	92,287	17,533,607
Morgan Stanley	707,620	24,731,319
		42,264,926

Life & Health Insurance–6.00%
Aflac, Inc.	237,700	14,197,821
MetLife, Inc.	382,000	20,719,680
Unum Group	715,874	23,953,144
		58,870,645

Managed Health Care–4.03%
UnitedHealth Group Inc.	139,443	13,248,480
WellPoint, Inc.	207,658	26,308,192
		39,556,672

Marine–0.82%
Diana Shipping Inc. (Greece)(b)	951,326	8,038,705

Oil & Gas Drilling–0.94%
Noble Corp. PLC	442,899	9,265,447

Pharmaceuticals–4.90%
Bristol-Myers Squibb Co.	274,105	15,950,170
Novartis AG (Switzerland)	212,300	19,688,530
Pfizer Inc.	414,700	12,420,265
		48,058,965

Property & Casualty Insurance–4.51%
Allied World Assurance Co. Holdings AG	212,503	8,075,114
Allstate Corp. (The)	356,519	23,120,257
Chubb Corp. (The)	131,180	13,034,045
		44,229,416

Regional Banks–2.18%
Investors Bancorp, Inc.	788,119	8,472,279
Zions Bancorp.	444,200	12,868,474
		21,340,753

Steel–1.26%
POSCO–ADR (South Korea)	172,104	12,315,762

Systems Software–1.94%
Oracle Corp.	487,900	19,052,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Value Opportunities Fund

	Shares	Value
Technology Distributors–1.52%
CDW Corp.	484,019	$14,927,146

Technology Hardware, Storage & Peripherals–1.55%
Hewlett-Packard Co.	424,861	15,244,013

Wireless Telecommunication Services–0.67%
Vodafone Group PLC–ADR (United Kingdom)	198,103	6,580,982
Total Common Stocks & Other Equity Interests (Cost $689,671,705)		938,782,832

Money Market Funds–3.39%
Liquid Assets Portfolio–Institutional Class(d)	16,626,640	16,626,640
Premier Portfolio–Institutional Class(d)	16,626,641	16,626,641
Total Money Market Funds (Cost $33,253,281)		33,253,281
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.06% (Cost $722,924,986)		972,036,113

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Liquid Asset Portfolio–Institutional Class (Cost $8,153,961)(d)(e)	8,153,961	$8,153,961
TOTAL INVESTMENTS–99.89% (Cost $731,078,947)		980,190,074
OTHER ASSETS LESS LIABILITIES–0.11%		1,040,832
NET ASSETS–100.00%		$981,230,906

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of October 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$8,097,121	$(8,097,121)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2014

Financials	39.3%
Energy	15.9
Consumer Discretionary	10.9
Information Technology	9.1
Health Care	8.9
Industrials	4.5
Consumer Staples	2.8
Materials	2.5
Telecommunication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $689,671,705)*	$938,782,832
Investments in affiliated money market funds, at value and cost	41,407,242
Total investments, at value (Cost $731,078,947)	980,190,074
Foreign currencies, at value (Cost $57)	52
Receivable for:
Investments sold	10,375,233
Fund shares sold	227,395
Dividends	1,273,664
Investment for trustee deferred compensation and retirement plans	480,928
Other assets	50,806
Total assets	992,598,152

Liabilities:
Payable for:
Investments purchased	824,336
Fund shares reacquired	1,008,310
Collateral upon return of securities loaned	8,153,961
Accrued fees to affiliates	736,931
Accrued trustees’ and officers’ fees and benefits	3,381
Accrued other operating expenses	74,267
Trustee deferred compensation and retirement plans	566,060
Total liabilities	11,367,246
Net assets applicable to shares outstanding	$981,230,906

Net assets consist of:
Shares of beneficial interest	$829,076,261
Undistributed net investment income	19,666,474
Undistributed net realized gain (loss)	(116,606,047)
Net unrealized appreciation	249,094,218
$981,230,906

Net Assets:
Class A	$788,885,120
Class B	$35,453,419
Class C	$106,165,251
Class R	$22,868,593
Class Y	$23,319,739
Class R5	$4,538,784

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	53,806,353
Class B	2,453,231
Class C	7,458,442
Class R	1,565,393
Class Y	1,591,313
Class R5	308,580
Class A:
Net asset value per share	$14.66
Maximum offering price per share
(Net asset value of $14.66 ÷ 94.50%)	$15.51
Class B:
Net asset value and offering price per share	$14.45
Class C:
Net asset value and offering price per share	$14.23
Class R:
Net asset value and offering price per share	$14.61
Class Y:
Net asset value and offering price per share	$14.65
Class R5:
Net asset value and offering price per share	$14.71

*	At October 31, 2014, securities with an aggregate value of $8,097,121 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $299,780)	$10,759,938
Dividends from affiliated money market funds (includes securities lending income of $88,162)	95,132
Total investment income	10,855,070

Expenses:
Advisory fees	3,343,833
Administrative services fees	128,470
Custodian fees	14,435
Distribution fees:
Class A	1,017,152
Class B	49,063
Class C	522,876
Class R	58,360
Transfer agent fees — A, B, C, R and Y	1,269,658
Transfer agent fees — R5	1,792
Trustees’ and officers’ fees and benefits	17,262
Other	135,709
Total expenses	6,558,610
Less: Fees waived and expense offset arrangement(s)	(35,848)
Net expenses	6,522,762
Net investment income	4,332,308

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	43,682,613
Foreign currencies	(110,930)
43,571,683
Change in net unrealized appreciation (depreciation) of:
Investment securities	(18,829,714)
Foreign currencies	(40,732)
(18,870,446)
Net realized and unrealized gain	24,701,237
Net increase in net assets resulting from operations	$29,033,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2014 and the year ended April 30, 2014

(Unaudited)

	October 31, 2014	April 30, 2014
Operations:
Net investment income	$4,332,308	$16,031,248
Net realized gain	43,571,683	80,135,916
Change in net unrealized appreciation (depreciation)	(18,870,446)	82,450,217
Net increase in net assets resulting from operations	29,033,545	178,617,381

Distributions to shareholders from net investment income:
Class A	—	(8,166,294)
Class B	—	(499,285)
Class C	—	(478,306)
Class R	—	(183,768)
Class Y	—	(191,550)
Class R5	—	(35,996)
Total distributions from net investment income	—	(9,555,199)

Share transactions–net:
Class A	(44,160,878)	(76,269,064)
Class B	(6,840,329)	(18,243,683)
Class C	(4,391,307)	(12,420,674)
Class R	(1,019,170)	(766,252)
Class Y	6,597,080	984,968
Class R5	2,192,892	(186,335)
Net increase (decrease) in net assets resulting from share transactions	(47,621,712)	(106,901,040)
Net increase (decrease) in net assets	(18,588,167)	62,161,142

Net assets:
Beginning of period	999,819,073	937,657,931
End of period (includes undistributed net investment income of $19,666,474 and $15,334,166, respectively)	$981,230,906	$999,819,073

Notes to Financial Statements

October 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

9                         Invesco  Value Opportunities Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco  Value Opportunities Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco  Value Opportunities Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended October 31, 2014, the effective advisory fee incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2014, the Adviser waived advisory fees of $29,092.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

12                         Invesco  Value Opportunities Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2014, IDI advised the Fund that IDI retained $40,767 in front-end sales commissions from the sale of Class A shares and $41, $3,211 and $1,943 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2014, the Fund incurred $4,916 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$945,657,909	$34,532,165	$—	$980,190,074

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,756.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

13                         Invesco  Value Opportunities Fund

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$152,209,144	$—	$152,209,144

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2014 was $78,575,124 and $120,269,840, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$290,128,000
Aggregate unrealized (depreciation) of investment securities	(48,985,459)
Net unrealized appreciation of investment securities	$241,142,541

Cost of investments for tax purposes is $739,047,533.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2014(a)		Year ended April 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,188,099	$17,268,011	2,705,848	$35,646,362
Class B	17,804	256,240	85,389	1,111,173
Class C	155,620	2,201,013	436,925	5,606,047
Class R	112,395	1,627,163	272,680	3,586,825
Class Y	546,030	8,038,307	326,914	4,349,047
Class R5	204,575	2,953,580	23,475	306,850

Issued as reinvestment of dividends:
Class A	—	—	574,936	7,704,141
Class B	—	—	36,962	488,274
Class C	—	—	34,092	446,279
Class R	—	—	13,728	183,675
Class Y	—	—	12,845	171,744
Class R5	—	—	2,677	35,869

Automatic conversion of Class B shares to Class A shares:
Class A	311,114	4,552,806	922,635	12,285,424
Class B	(315,599)	(4,552,806)	(936,026)	(12,285,424)

Reacquired:
Class A	(4,529,797)	(65,981,695)	(10,024,823)	(131,904,991)
Class B	(176,434)	(2,543,763)	(579,323)	(7,557,706)
Class C	(464,400)	(6,592,320)	(1,421,906)	(18,473,000)
Class R	(183,582)	(2,646,333)	(347,156)	(4,536,752)
Class Y	(99,114)	(1,441,227)	(266,967)	(3,535,823)
Class R5	(52,069)	(760,688)	(39,299)	(529,054)
Net increase (decrease) in share activity	(3,285,358)	$(47,621,712)	(8,166,394)	$(106,901,040)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco  Value Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/14	$14.24	$0.07		$0.35	$0.42	$—	$—	$—	$14.66	2.95	%(c)	$788,885	1.21	%(d)	1.22	%(d)	0.94	%(d)	8%
Year ended 04/30/14	11.97	0.23	(e)	2.18	2.41	(0.14)	—	(0.14)	14.24	20.21	(c)	809,243	1.23		1.24		1.71	(e)	16
Year ended 04/30/13	10.24	0.12		1.72	1.84	(0.10)	(0.01)	(0.11)	11.97	18.15	(c)	749,819	1.26		1.27		1.14		15
Year ended 04/30/12	10.18	0.09		(0.03)	0.06	(0.00)	—	(0.00)	10.24	0.60	(c)	740,384	1.40		1.40		0.92		46
One month ended 04/30/11	9.98	(0.00)		0.20	0.20	—	—	—	10.18	2.00	(c)	44,328	1.40	(f)	1.98	(f)	(0.51	)(f)	2
Year ended 03/31/11	8.95	0.06		1.06	1.12	(0.09)	—	(0.09)	9.98	12.61	(c)	43,855	1.42		1.47		0.68		80
Year ended 03/31/10	5.84	0.06		3.12	3.18	(0.07)	—	(0.07)	8.95	54.55	(g)	53,983	1.44		1.44		0.72		13
Class B
Six months ended 10/31/14	14.03	0.07		0.35	0.42	—	—	—	14.45	2.99	(c)(h)	35,453	1.21	(d)(h)	1.22	(d)(h)	0.94	(d)(h)	8
Year ended 04/30/14	11.80	0.22	(e)	2.15	2.37	(0.14)	—	(0.14)	14.03	20.16	(c)(h)	41,084	1.23	(h)	1.24	(h)	1.71	(e)(h)	16
Year ended 04/30/13	10.09	0.12		1.70	1.82	(0.10)	(0.01)	(0.11)	11.80	18.25	(c)(h)	50,968	1.26	(h)	1.27	(h)	1.14	(h)	15
Year ended 04/30/12	10.04	0.09		(0.04)	0.05	—	—	—	10.09	0.50	(c)(h)	67,547	1.38	(h)	1.38	(h)	0.94	(h)	46
One month ended 04/30/11	9.84	(0.00)		0.20	0.20	—	—	—	10.04	2.03	(c)(h)	7,331	1.46	(f)(h)	2.04	(f)(h)	(0.57	)(f)(h)	2
Year ended 03/31/11	8.79	0.01		1.04	1.05	—	—	—	9.84	11.95	(c)(h)	7,392	1.99	(h)	2.04	(h)	0.11	(h)	80
Year ended 03/31/10	5.73	(0.00)		3.06	3.06	—	—	—	8.79	53.40	(g)	8,629	2.19		2.19		(0.03)		13
Class C
Six months ended 10/31/14	13.87	0.02		0.34	0.36	—	—	—	14.23	2.60	(c)(h)	106,165	1.93	(d)(h)	1.94	(d)(h)	0.22	(d)(h)	8
Year ended 04/30/14	11.67	0.13	(e)	2.13	2.26	(0.06)	—	(0.06)	13.87	19.38	(c)(h)	107,754	1.94	(h)	1.95	(h)	1.00	(e)(h)	16
Year ended 04/30/13	9.99	0.05		1.67	1.72	(0.03)	(0.01)	(0.04)	11.67	17.26	(c)(h)	101,772	1.96	(h)	1.97	(h)	0.44	(h)	15
Year ended 04/30/12	10.00	0.02		(0.03)	(0.01)	—	—	—	9.99	(0.10	)(c)(h)	101,785	2.11	(h)	2.11	(h)	0.21	(h)	46
One month ended 04/30/11	9.80	(0.01)		0.21	0.20	—	—	—	10.00	2.04	(c)(h)	8,021	2.07	(f)(h)	2.65	(f)(h)	(1.18	)(f)(h)	2
Year ended 03/31/11	8.77	0.01		1.03	1.04	(0.01)	—	(0.01)	9.80	11.81	(c)(h)	8,033	2.06	(h)	2.11	(h)	0.04	(h)	80
Year ended 03/31/10	5.73	0.00		3.06	3.06	(0.02)	—	(0.02)	8.77	53.42	(g)(h)	9,337	2.18	(h)	2.18	(h)	(0.02	)(h)	13
Class R
Six months ended 10/31/14	14.20	0.05		0.36	0.41	—	—	—	14.61	2.89	(c)	22,869	1.46	(d)	1.47	(d)	0.69	(d)	8
Year ended 04/30/14	11.94	0.19	(e)	2.18	2.37	(0.11)	—	(0.11)	14.20	19.91	(c)	23,247	1.48		1.49		1.46	(e)	16
Year ended 04/30/13	10.22	0.09		1.72	1.81	(0.08)	(0.01)	(0.09)	11.94	17.80	(c)	20,272	1.51		1.52		0.89		15
Year ended 04/30/12(i)	9.89	0.07		0.26	0.33	(0.00)	—	(0.00)	10.22	3.35	(c)	19,599	1.65	(f)	1.65	(f)	0.67	(f)	46
Class Y(j)
Six months ended 10/31/14	14.21	0.09		0.35	0.44	—	—	—	14.65	3.10	(c)	23,320	0.96	(d)	0.97	(d)	1.19	(d)	8
Year ended 04/30/14	11.94	0.26	(e)	2.18	2.44	(0.17)	—	(0.17)	14.21	20.53	(c)	16,266	0.98		0.99		1.96	(e)	16
Year ended 04/30/13	10.22	0.15		1.71	1.86	(0.13)	(0.01)	(0.14)	11.94	18.39	(c)	12,799	1.01		1.02		1.39		15
Year ended 04/30/12	10.14	0.11		(0.03)	0.08	(0.00)	—	(0.00)	10.22	0.80	(c)	11,424	1.15		1.15		1.17		46
One month ended 04/30/11	9.93	(0.00)		0.21	0.21	—	—	—	10.14	2.11	(c)	4,826	1.15	(f)	1.73	(f)	(0.26	)(f)	2
Year ended 03/31/11	8.94	0.08		1.05	1.13	(0.14)	—	(0.14)	9.93	12.75	(c)	4,757	1.17		1.22		0.93		80
Year ended 03/31/10	5.83	0.07		3.13	3.20	(0.09)	—	(0.09)	8.94	54.98	(g)	50,475	1.19		1.19		0.96		13
Class R5
Six months ended 10/31/14	14.25	0.10		0.36	0.46	—	—	—	14.71	3.23	(c)	4,539	0.81	(d)	0.82	(d)	1.34	(d)	8
Year ended 04/30/14	11.99	0.28	(e)	2.18	2.46	(0.20)	—	(0.20)	14.25	20.67	(c)	2,225	0.81		0.82		2.13	(e)	16
Year ended 04/30/13	10.26	0.18		1.73	1.91	(0.17)	(0.01)	(0.18)	11.99	18.82	(c)	2,029	0.73		0.74		1.67		15
Year ended 04/30/12(i)	9.85	0.14		0.27	0.41	(0.00)	—	(0.00)	10.26	4.18	(c)	4,040	0.81	(f)	0.81	(f)	1.51	(f)	46

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $846,280,438 and sold of $257,706,685 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Basic Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $807,088, $38,932, $107,554, $23,154, $19,044 and $3,555 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.15 and 1.07%, $0.14 and 1.07%, $0.05 and 0.36%, $0.11 and 0.82%, $0.18 and 1.32% and $0.20 and 1.49% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period for all classes. Does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (“CDSC”) on Class A shares, maximum CDSC of 5% on Class B shares or maximum CDSC of 1% on Class C shares. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions of Class A shares made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% for Class A shares and up to 1% on Class B and Class C shares. Does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares for either class.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares and 0.96% for Class C shares for the six months ended October 31, 2014, 0.25% for Class B shares and 0.96% for Class C shares for the year ended April 30, 2014, 0.25% for Class B shares and 0.95% for Class C shares for the year ended April 30, 2013, 0.23% for Class B shares and 0.96% for Class C shares for the year ended April 30, 2012, 0.31% for Class B shares and 0.92% for Class C shares for the period April 1, 2011 to April 30, 2011, 0.82% for Class B shares and 0.89% for Class C shares for the year ended March 31, 2011 and less than 1% for Class C shares for the year ended March 31, 2010.
(i)	Commencement date of May 23, 2011.
(j)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

15                         Invesco  Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,029.50	$6.19	$1,019.11	$6.16	1.21%
B	1,000.00	1.029.90	6.19	1,019.11	6.16	1.21
C	1,000.00	1,026.00	9.86	1,015.48	9.80	1.93
R	1,000.00	1,028.10	7.46	1,017.85	7.43	1.46
Y	1,000.00	1,031.00	4.91	1,020.37	4.89	0.96
R5	1,000.00	1,032.30	4.15	1,021.12	4.13	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2014 through October 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco  Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Value Opportunities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Multi-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods

17                         Invesco  Value Opportunities Fund

(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco  Value Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-VOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of November 21, 2014 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.